Nationwide® VLI Separate Account-4 December 31, 2006

2006

Annual Report

Nationwide Life Insurance Company
Home Office: Columbus, Ohio

VLOB – 0161–12/06

NATIONWIDE VLI SEPARATE ACCOUNT–4

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2006

Assets:

Investments at fair value:

AIM Variable Insurance Funds – AIM V.I. Basic Value Fund – Series I (AIMBValue) 641,761 shares (cost $7,746,543)	$8,573,932

AIM Variable Insurance Funds – AIM V.I. Capital Appreciation Fund – Series I (AIMCapAp) 59,531 shares (cost $1,365,024)	1,560,911

AIM Variable Insurance Funds – AIM V.I. Capital Development Fund – Series I Shares (AIMCapDev) 685,921 shares (cost $11,216,226)	12,641,516

AIM Variable Insurance Funds – AIM V.I. International Growth Fund – Series I (AIMIntGr) 668,117 shares (cost $16,204,413)	19,662,694

AllianceBernstein Variable Products Series Fund, Inc. – Growth and Income Portfolio – Class A (AlVPGrIncA) 734,058 shares (cost $17,570,653)	19,959,024

AllianceBernstein Variable Products Series Fund, Inc. – International Value Portfolio – Class A (AlVPIntlValA) 492,079 shares (cost $10,827,944)	12,282,295

AllianceBernstein Variable Products Series Fund, Inc. – Small-Mid Cap Value Portfolio – Class A (AlVPSmMdCpA) 187,235 shares (cost $3,072,162)	3,385,214

American Century Variable Portfolios, Inc. – Income & Growth Fund – Class I (ACVPIncGr) 3,403,175 shares (cost $21,788,199)	29,369,401

American Century Variable Portfolios, Inc. – Inflation Protection Fund – Class II (ACVPInfPro2) 620,755 shares (cost $6,397,394)	6,257,213

American Century Variable Portfolios, Inc. – International Fund – Class I (ACVPInt) 4,871,695 shares (cost $33,082,381)	49,301,553

American Century Variable Portfolios, Inc. – International Fund – Class III (ACVPInt3) 791,444 shares (cost $6,337,268)	8,009,412

American Century Variable Portfolios, Inc. – Mid Cap Value Fund – Class I (ACVPMdCpV) 89,844 shares (cost $1,150,515)	1,211,993

American Century Variable Portfolios, Inc. – Ultra® Fund – Class I (ACVPUltra) 400,702 shares (cost $4,017,182)	4,023,048

American Century Variable Portfolios, Inc. – Value Fund – Class I (ACVPVal) 8,613,430 shares (cost $66,622,286)	75,281,381

American Century Variable Portfolios, Inc. – VistaSM Fund – Class I (ACVPVista) 22,131 shares (cost $348,342)	348,349

Baron Capital Funds Trust – Baron Capital Asset Fund – Insurance Shares (BCFTCpAsset) 400,378 shares (cost $11,463,419)	12,932,203

BlackRock International Index Portfolio – Class II (BRIntIndex) 139,917 shares (cost $1,644,964)	1,464,934

BlackRock Large Cap Core V.I. Fund – Class II (BRLrgCp) 61,284 shares (cost $1,979,482)	1,972,125

Calvert Variable Series, Inc. – Social Equity Portfolio (CalVSSoEq) 6,726 shares (cost $118,588)	131,020

Credit Suisse Trust – Global Small Cap Portfolio (CSTGlSmCp) 55,300 shares (cost $608,828)	810,701

Credit Suisse Trust – International Focus Portfolio (CSTIntFoc) 147,699 shares (cost $1,237,053)	2,029,384

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT– 4

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, Continued

Credit Suisse Trust – Large Cap Value Portfolio (CSTLCapV) 107,862 shares (cost $1,397,319)	$1,833,659

Dreyfus Investment Portfolios – Mid Cap Stock Index Portfolio – Initial Shares (DryIPMidCap) 63,167 shares (cost $1,116,854)	1,098,481

Dreyfus Investment Portfolios – Small Cap Stock Index Portfolio – Service Shares (DryIPSmCap) 1,314,107 shares (cost $21,495,262)	24,429,251

Dreyfus Socially Responsible Growth Fund, Inc. – Initial Shares, The (DrySRGro) 542,239 shares (cost $12,804,628)	15,426,696

Dreyfus Stock Index Fund, Inc. – Initial Shares (DryStkIx) 10,679,822 shares (cost $295,158,994)	386,075,551

Dreyfus Variable Investment Fund – Appreciation Portfolio – Initial Shares (DryVIApp) 819,171 shares (cost $27,813,949)	34,855,721

Dreyfus Variable Investment Fund – Developing Leaders Portfolio – Initial Shares (DryVIDevLd) 19,757 shares (cost $807,824)	830,384

Dreyfus Variable Investment Fund – International Value Portfolio – Initial Shares (DryVIIntVal) 2,085,158 shares (cost $35,066,552)	40,660,588

DWS Variable Series II – DWS Dreman High Return Equity VIP – Class B (DWSVHghRtrn) 11,376 shares (cost $167,847)	170,863

Federated Insurance Series – Federated American Leaders Fund II – Primary Shares (FedAmLead) 16,810 shares (cost $329,299)	362,257

Federated Insurance Series – Federated Capital Appreciation Fund II – Primary Shares (FedCapAp) 63,070 shares (cost $362,551)	427,618

Federated Insurance Series – Federated Market Opportunity Fund II – Service Shares (FedMrkOp) 3,915 shares (cost $40,089)	41,185

Federated Insurance Series – Federated Quality Bond Fund II – Primary Shares (FedQualBd) 4,532,541 shares (cost $51,303,856)	51,172,391

Fidelity® Variable Insurance Products Fund – Equity-Income Portfolio – Service Class (FidVIPEIS) 4,394,193 shares (cost $99,138,348)	114,732,373

Fidelity® Variable Insurance Products Fund – Growth Portfolio – Service Class (FidVIPGrS) 2,825,006 shares (cost $82,313,010)	100,909,227

Fidelity® Variable Insurance Products Fund – High Income Portfolio – Service Class (FidVIPHIS) 3,797,291 shares (cost $24,979,415)	23,998,878

Fidelity® Variable Insurance Products Fund – Overseas Portfolio – Service Class (FidVIPOvS) 1,983,800 shares (cost $34,191,454)	47,333,468

Fidelity® Variable Insurance Products Fund – Overseas Portfolio – Service Class R (FidVIPOvSR) 610,029 shares (cost $12,114,735)	14,536,987

Fidelity® Variable Insurance Products Fund II – Contrafund® Portfolio – Service Class (FidVIPConS) 6,267,438 shares (cost $160,780,598)	196,672,210

Fidelity® Variable Insurance Products Fund II – Investment Grade Bond Portfolio – Service Class (FidVIPIGBdS) 867,477 shares (cost $10,942,088)	10,999,603

Fidelity® Variable Insurance Products Fund III – Growth Opportunities Portfolio – Service Class (FidVIPGrOpS) 722,147 shares (cost $10,169,915)	13,099,743

Fidelity® Variable Insurance Products Fund III – Mid Cap Portfolio – Service Class (FidVIPMCapS) 843,942 shares (cost $27,026,227)	29,191,938

Fidelity® Variable Insurance Products Fund III – Value Strategies Portfolio – Service Class (FidVIPVaIS) 600,775 shares (cost $7,806,058)	8,062,398

Fidelity® Variable Insurance Products Fund IV – Energy Portfolio – Service Class 2 (FidVIPEnergyS2) 405,978 shares (cost $8,448,366)	7,705,457

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT– 4

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, Continued

Fidelity® Variable Insurance Products Fund IV – Freedom Fund 2010 Portfolio – Service Class (FidVIPFree10S) 58,190 shares (cost $649,448)	$673,841

Fidelity® Variable Insurance Products Fund IV – Freedom Fund 2020 Portfolio – Service Class (FidVIPFree20S) 112,088 shares (cost $1,265,128)	1,355,144

Fidelity® Variable Insurance Products Fund IV – Freedom Fund 2030 Portfolio – Service Class (FidVIPFree30S) 56,400 shares (cost $661,146)	701,611

Franklin Templeton Variable Insurance Products Trust – Franklin Income Securities Fund – Class 2 (FrVIPIncSec2) 75,971 shares (cost $1,274,033)	1,318,850

Franklin Templeton Variable Insurance Products Trust – Franklin Rising Dividends Securities Fund – Class 1 (FrVIPRisDiv) 753,083 shares (cost $13,368,144)	15,724,376

Franklin Templeton Variable Insurance Products Trust – Franklin Small Cap Value Securities Fund – Class 1 (FrVIPSmCapV1) 537,877 shares (cost $9,018,262)	10,257,309

Franklin Templeton Variable Insurance Products Trust – Franklin Small Cap Value Securities Fund – Class 2 (FrVIPSmCapV2) 190,767 shares (cost $3,354,636)	3,584,521

Franklin Templeton Variable Insurance Products Trust – Templeton Developing Markets Securities Fund – Class 3(FrVIPDevMrk3) 369,433 shares (cost $4,256,333)	5,090,790

Franklin Templeton Variable Insurance Products Trust – Templeton Foreign Securities Fund – Class 1 (FrVIPForSec) 194,917 shares (cost $2,729,853)	3,701,478

Franklin Templeton Variable Insurance Products Trust – Templeton Foreign Securities Fund – Class 2 (FrVIPForSec2) 1,018,673 shares (cost $16,315,933)	19,069,549

Franklin Templeton Variable Insurance Products Trust – Templeton Foreign Securities Fund – Class 3 (FrVIPForSec3) 311,683 shares (cost $4,989,179)	5,822,234

Franklin Templeton Variable Insurance Products Trust – Templeton Global Income Securities Fund – Class 3 (FrVIPGlInc3) 99,793 shares (cost $1,468,512)	1,545,790

Gartmore GVIT – American Funds GVIT Asset Allocation Fund – Class II (GVITAstAll2) 94,329 shares (cost $1,701,829)	1,752,640

Gartmore GVIT – American Funds GVIT Bond Fund – Class II (GVITBnd2) 63,492 shares (cost $735,161)	744,129

Gartmore GVIT – American Funds GVIT Global Growth Fund – Class II (GVITGlobGr2) 70,030 shares (cost $1,534,922)	1,635,198

Gartmore GVIT – American Funds GVIT Growth Fund – Class II (GVITGrowth2) 26,945 shares (cost $1,676,683)	1,746,604

Gartmore GVIT – Dreyfus GGVIT International Value Fund – Class I (GVITIntValI) 167,400 shares (cost $2,596,126)	3,110,287

Gartmore GVIT – Dreyfus GGVIT International Value Fund – Class III (GVITIntVal3) 436,930 shares (cost $7,270,397)	8,096,321

Gartmore GVIT – Emerging Markets Fund – Class I (GVITEmMrkts) 1,705,805 shares (cost $22,349,758)	29,885,712

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT– 4

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, Continued

Gartmore GVIT – Emerging Markets Fund – Class III (GVITEmMrkts3) 743,222 shares (cost $10,439,607)	$13,013,811

Gartmore GVIT – Federated GGVIT High Income Bond Fund – Class I (GVITFHiInc) 3,172,543 shares (cost $25,502,785)	25,316,897

Gartmore GVIT – Federated GGVIT High Income Bond Fund – Class III (GVITFHiInc3) 1,026,381 shares (cost $8,105,617)	8,180,255

Gartmore GVIT – Global Financial Services Fund – Class I (GVITGlFin) 368,859 shares (cost $4,829,535)	4,887,382

Gartmore GVIT – Global Health Sciences Fund – Class I (GVITGlHlth) 332,459 shares (cost $3,551,558)	3,530,719

Gartmore GVIT – Global Health Sciences Fund – Class III (GVITGlHlth3) 220,491 shares (cost $2,337,156)	2,346,019

Gartmore GVIT – Global Technology and Communications Fund – Class I (GVITGlTech) 1,317,579 shares (cost $4,838,072)	5,639,238

Gartmore GVIT – Global Technology and Communications Fund – Class III (GVITGlTech3) 431,760 shares (cost $1,728,502)	1,860,887

Gartmore GVIT – Global Utilities Fund – Class I (GVITGlUtl) 339,355 shares (cost $3,928,329)	4,353,923

Gartmore GVIT – Government Bond Fund – Class I (GVITGvtBd) 8,664,406 shares (cost $101,938,328)	98,341,002

Gartmore GVIT – Growth Fund: Class I (GVITGrowth) 1,380,194 shares (cost $12,737,491)	16,769,352

Gartmore GVIT – International Growth Fund – Class I (GVITIntGro) 800,207 shares (cost $7,530,865)	9,658,502

Gartmore GVIT – International Index Fund – Class VI (GVITIntIdx6) 20,638 shares (cost $206,790)	223,099

Gartmore GVIT – Investor Destinations Aggressive Fund – Class II (GVITIDAgg2) 1,851,870 shares (cost $21,541,580)	25,018,761

Gartmore GVIT – Investor Destinations Conservative Fund – Class II (GVITIDCon2) 1,250,759 shares (cost $12,986,761)	13,095,442

Gartmore GVIT – Investor Destinations Moderate Fund – Class II (GVITIDMod2) 5,052,656 shares (cost $55,769,695)	62,046,616

Gartmore GVIT – Investor Destinations Moderately Aggressive Fund – Class II (GVITIDModAg2) 5,165,455 shares (cost $58,984,026)	67,667,455

Gartmore GVIT – Investor Destinations Moderately Conservative Fund – Class II (GVITIDModCon2) 2,297,679 shares (cost $25,001,270)	26,078,662

Gartmore GVIT – J.P. Morgan GVIT Balanced Fund: Class I (GVITJPBal) 1,582,261 shares (cost $14,812,430)	17,404,872

Gartmore GVIT – Mid Cap Growth Fund – Class I (GVITMdCpGr) 583,834 shares (cost $14,497,239)	17,421,611

Gartmore GVIT – Mid Cap Index Fund – Class I (GVITMdCpIdx) 4,369,987 shares (cost $70,866,815)	81,238,063

Gartmore GVIT – Money Market Fund – Class I (GVITMyMkt) 115,461,952 shares (cost $115,461,952)	115,461,952

Gartmore GVIT – Money Market Fund – Class V (GVITMyMkt5) 331,551,882 shares (cost $331,551,882)	331,551,882

Gartmore GVIT – Nationwide® Fund – Class I (GVITNWFund) 39,694,136 shares (cost $407,064,317)	528,725,885

Gartmore GVIT – Nationwide® Leaders Fund – Class I (GVITNWLead) 112,479 shares (cost $1,516,696)	1,545,460

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT– 4

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, Continued

Gartmore GVIT – Small Cap Growth Fund – Class I (GVITSmCapGr) 1,397,403 shares (cost $20,776,850)	$22,931,384

Gartmore GVIT – Small Cap Value Fund – Class I (GVITSmCapVal) 6,450,836 shares (cost $75,850,088)	80,312,903

Gartmore GVIT – Small Company Fund – Class I (GVITSmComp) 4,055,439 shares (cost $93,935,239)	101,345,430

Gartmore GVIT – U.S. Growth Leaders Fund – Class I (GVITUSGro) 620,618 shares (cost $6,916,554)	6,541,317

Gartmore GVIT – Van Kampen GGVIT Comstock Value Fund: Class I (GVITVKVal) 1,086,122 shares (cost $12,107,828)	13,619,970

Gartmore GVIT – Van Kampen GVIT Multi-Sector Bond Fund – Class I (GVITMltSec) 1,889,444 shares (cost $18,700,219)	18,535,448

Gartmore GVIT – Worldwide Leaders Fund – Class I (GVITWLead) 361,149 shares (cost $4,169,092)	5,742,265

Goldman Sachs Variable Insurance Trust – Goldman Sachs VIT Mid Cap Value Fund (GSVMdCpV) 4,334,754 shares (cost $68,919,597)	69,746,193

Janus Aspen Series – Balanced Portfolio – Service Shares (JanBal) 220,678 shares (cost $5,973,951)	6,362,145

Janus Aspen Series – Forty Portfolio – Service Shares (JanForty) 1,498,305 shares (cost $34,247,492)	44,814,299

Janus Aspen Series – Global Technology Portfolio – Service Shares (JanGlTech) 3,874,051 shares (cost $12,780,250)	16,542,197

Janus Aspen Series – INTECH Risk-Managed Core Portfolio – Service Shares (JanRMgCore) 42,218 shares (cost $558,977)	536,163

Janus Aspen Series – International Growth Portfolio – Service II Shares (JanIntGroS2) 172,800 shares (cost $7,535,221)	8,778,232

Janus Aspen Series – International Growth Portfolio – Service Shares (JanIntGroS) 1,202,260 shares (cost $34,389,454)	60,846,373

JPMorgan Insurance Trust – JPMorgan Insurance Trust Diversified Mid Cap Growth Portfolio 1 (JPMMidCapGr) 186,972 shares (cost $3,678,340)	3,975,025

JPMorgan Insurance Trust – JPMorgan Insurance Trust Diversified Mid Cap Value Portfolio 1 (JPMMidCapV) 18,509 shares (cost $293,453)	307,804

Lord Abbett Series Mid Cap Value Fund – Class VC (LAMidCapV) 30,695 shares (cost $671,467)	668,544

MFS® Variable Insurance Trust – Investors Growth Stock Series – Initial Class (MFSInvGrStl) 420,753 shares (cost $3,915,870)	4,481,019

MFS® Variable Insurance Trust – Value Series – Initial Class (MFSValueI) 253,212 shares (cost $3,257,729)	3,676,633

Neuberger Berman Advisers Management Trust – Fasciano Portfolio – Class S (NBAMTFasc) 106,530 shares (cost $1,501,732)	1,547,881

Neuberger Berman Advisers Management Trust – Guardian Portfolio – I Class Shares (NBAMTGuard) 707,237 shares (cost $10,512,073)	13,939,650

Neuberger Berman Advisers Management Trust – International Portfolio – Class S (NBAMTInt) 142,966 shares (cost $1,809,583)	2,042,985

Neuberger Berman Advisers Management Trust – Limited Maturity Bond Portfolio – Class I (NBAMTLMat) 761,477 shares (cost $9,761,133)	9,716,452

Neuberger Berman Advisers Management Trust – Mid Cap Growth Portfolio – I Class Shares (NBAMTMCGr) 1,806,470 shares (cost $27,018,604)	42,018,501

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT– 4

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, Continued

Neuberger Berman Advisers Management Trust – Partners Portfolio® – Class I (NBAMTPart) 978,518 shares (cost $19,050,352)	$20,705,440

Neuberger Berman Advisers Management Trust – Regency Portfolio – Class I (NBAMTRegI) 26,040 shares (cost $409,838)	422,116

Neuberger Berman Advisers Management Trust – Regency Portfolio – Class S (NBAMTRegS) 46,494 shares (cost $790,840)	806,676

Neuberger Berman Advisers Management Trust – Socially Responsive Portfolio® – Class I (NBAMTSocRes) 163,205 shares (cost $2,420,411)	2,727,161

Oppenheimer Global Securities Fund/VA – Class 3 (OppGlSec3) 458,259 shares (cost $14,922,739)	16,950,987

Oppenheimer Variable Account Funds – Oppenheimer Capital Appreciation Fund/VA – Non-Service Shares (OppCapAp) 2,971,299 shares (cost $99,367,749)	123,100,924

Oppenheimer Variable Account Funds – Oppenheimer Global Securities Fund/VA – Non-Service Shares (OppGlSec) 1,948,941 shares (cost $56,623,557)	71,701,536

Oppenheimer Variable Account Funds – Oppenheimer High Income Fund/VA – Non-Service Shares (OppHighInc) 517,182 shares (cost $4,234,120)	4,421,910

Oppenheimer Variable Account Funds – Oppenheimer Main Street Fund®/VA – Non-Service Shares (OppMSt) 1,786,786 shares (cost $33,583,588)	44,276,545

Oppenheimer Variable Account Funds – Oppenheimer Main Street Small Cap Fund®/VA – Non-Service Shares (OppMStSCap) 235,721 shares (cost $3,927,088)	4,514,056

Oppenheimer Variable Account Funds – Oppenheimer Mid Cap Fund/VA – Non-Service Shares (OppMidCap) 937,676 shares (cost $37,096,758)	47,680,845

PIMCO Variable Insurance Trust – PIMCO VIT All Asset Portfolio – Administrative Shares (PVITAllAst) 131,681 shares (cost $1,542,958)	1,536,715

PIMCO Variable Insurance Trust – PIMCO VIT Low Duration Portfolio – Administrative Shares (PVITLowDur) 4,025,170 shares (cost $40,862,629)	40,493,211

PIMCO Variable Insurance Trust – PIMCO VIT Real Return Portfolio – Administrative Shares (PVITRealRet) 3,611,424 shares (cost $45,959,037)	43,084,286

PIMCO Variable Insurance Trust – PIMCO VIT Total Return Portfolio – Administrative Shares (PVITTotRet) 12,271,879 shares (cost $126,339,431)	124,191,419

Pioneer Variable Contracts Trust – Pioneer High Yield VCT Portfolio – Class I (PioHiYield) 1,242,048 shares (cost $13,771,348)	13,674,952

Putnam Variable Trust – Putnam VT Growth and Income Fund – IB Shares (PVTGroIncIB) 45,422 shares (cost $1,117,108)	1,333,587

Putnam Variable Trust – Putnam VT International Equity Fund – IB Shares (PVTIntEqIB) 235,183 shares (cost $4,035,222)	4,854,171

Putnam Variable Trust – Putnam VT Voyager Fund – IB Shares (PVTVoyIB) 13,279 shares (cost $356,622)	399,304

Royce Capital Fund – Micro Cap (RCFMicroCap) 3,401,475 shares (cost $44,327,178)	48,981,238

T. Rowe Price Blue Chip Growth Portfolio – II (TRoeBlChip2) 139,079 shares (cost $1,362,968)	1,447,816

T. Rowe Price Equity Income Portfolio – II (TRowEqInc2) 3,661,397 shares (cost $82,754,741)	90,802,651

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT– 4

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, Continued

T. Rowe Price Limited Term Bond Portfolio – Class II (TRowLtdTBd2) 110,939 shares (cost $539,063)	$543,601

T. Rowe Price Mid Cap Growth Fund – II (TRowMidCap2) 960,746 shares (cost $23,741,289)	22,712,038

T. Rowe Price New America Growth Portfolio (TRowNewAmGr) 525,438 shares (cost $10,575,171)	11,307,436

Van Eck Worldwide Insurance Trust – Worldwide Emerging Markets Fund – Initial Class (VEWrldEMkt) 802,182 shares (cost $13,715,199)	20,038,504

Van Eck Worldwide Insurance Trust – Worldwide Hard Assets Fund – Initial Class (VEWrldHAs) 646,373 shares (cost $18,093,371)	21,142,859

Van Kampen – The Universal Institutional Funds, Inc. – Core Plus Fixed Income Portfolio – Class I (VKCorPlus) 193,244 shares (cost $2,203,897)	2,202,976

Van Kampen – The Universal Institutional Funds, Inc. – Emerging Markets Debt Portfolio – Class I (VKEmMkt) 1,239,586 shares (cost $10,806,879)	11,057,110

Van Kampen – The Universal Institutional Funds, Inc. – Mid Cap Growth Portfolio – Class I (VKMidCapG) 477,081 shares (cost $5,945,767)	5,953,967

Van Kampen – The Universal Institutional Funds, Inc. – U.S. Real Estate Portfolio – Class I (VKUSRealEst) 3,427,634 shares (cost $67,012,332)	100,635,320

W&R Target Funds, Inc. – Growth Portfolio (WRGrowth) 2,355 shares (cost $22,205)	23,034

W&R Target Funds, Inc. – Real Estate Securities Portfolio (WRRealEstS) 5,316 shares (cost $42,450)	46,660

Wells Fargo Advantage Variable Trust FundsSM – Wells Fargo Advantage VT Opportunity FundSM (WFAVTOpp) 1,187,655 shares (cost $24,586,942)	28,527,468

Total Investments	4,464,356,693

Accounts Receivable	85,675

Total Assets	4,464,442,368

Accounts Payable	–

Contract Owners Equity (note 7)	$4,464,442,368

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF OPERATIONS

Year Ended December 31, 2006

Investment activity:	Total	AIMBValue	AIMCapAp	AIMCapDev	AIMIntGr	AlVPGrIncA	AlVPIntlValA	AlVPSmMdCpA
Reinvested dividends	$76,672,957	32,041	861	–	181,003	242,130	40,289	15,779
Mortality and expense risk charges (note 3)	(5,541,637)	(6,338)	–	(23,827)	(54,749)	(41,644)	(13,250)	–

Net investment income (loss)	71,131,320	25,703	861	(23,827)	126,254	200,486	27,039	15,779

Proceeds from mutual fund shares sold	1,140,316,057	1,312,530	149,409	5,068,843	10,649,205	4,235,798	907,194	1,348,047
Cost of mutual fund shares sold	(973,419,401)	(1,187,147)	(126,912)	(4,136,768)	(8,352,632)	(3,616,448)	(1,003,049)	(1,175,240)

Realized gain (loss) on investments	166,896,656	125,383	22,497	932,075	2,296,573	619,350	(95,855)	172,807
Change in unrealized gain (loss) on investments	167,698,301	446,439	64,228	577,441	1,887,880	1,156,397	1,454,350	2,419

Net gain (loss) on investments	334,594,957	571,822	86,725	1,509,516	4,184,453	1,775,747	1,358,495	175,226

Reinvested capital gains	96,963,068	354,271	–	214,763	–	880,352	52,921	260,883

Net increase (decrease) in contract owners’ equity resulting from operations	$502,689,345	951,796	87,586	1,700,452	4,310,707	2,856,585	1,438,455	451,888

Investment activity:	ACVPIncGr	ACVPInfPro2	ACVPInt	ACVPInt3	ACVPMdCpV	ACVPUltra	ACVPVal	ACVPVista
Reinvested dividends	$519,756	222,068	739,624	85,854	7,230	–	994,811	–
Mortality and expense risk charges (note 3)	(12,859)	–	(56,549)	–	–	(4,670)	(50,875)	(376)

Net investment income (loss)	506,897	222,068	683,075	85,854	7,230	(4,670)	943,936	(376)

Proceeds from mutual fund shares sold	4,648,196	2,252,459	9,940,290	494,584	887,042	4,235,748	20,855,281	80,964
Cost of mutual fund shares sold	(3,088,338)	(2,337,933)	(6,294,596)	(387,875)	(847,196)	(3,886,034)	(16,727,267)	(75,406)

Realized gain (loss) on investments	1,559,858	(85,474)	3,645,694	106,709	39,846	349,714	4,128,014	5,558
Change in unrealized gain (loss) on investments	2,321,259	(15,319)	6,143,566	1,216,942	69,490	(515,226)	598,190	(3,442)

Net gain (loss) on investments	3,881,117	(100,793)	9,789,260	1,323,651	109,336	(165,512)	4,726,204	2,116

Reinvested capital gains	–	–	–	–	36,808	–	6,275,420	410

Net increase (decrease) in contract owners’ equity resulting from operations	$4,388,014	121,275	10,472,335	1,409,505	153,374	(170,182)	11,945,560	2,150

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2006

Investment activity:	BCFTCpAsset	BRIntIndex	BRLrgCp	CalVSSoEq	CSTGlSmCp	CSTIntFoc	CSTLCapV	DryIPMidCap
Reinvested dividends	$–	52,652	14,810	–	–	19,749	15,350	3,849
Mortality and expense risk charges (note 3)	(37,388)	(2,405)	(5,231)	(194)	(325)	(222)	(122)	(2,586)

Net investment income (loss)	(37,388)	50,247	9,579	(194)	(325)	19,527	15,228	1,263

Proceeds from mutual fund shares sold	7,498,261	63,114	1,037,974	5,399	249,680	266,153	477,831	1,649,229
Cost of mutual fund shares sold	(6,787,398)	(55,033)	(969,795)	(4,952)	(131,828)	(176,919)	(390,984)	(1,669,226)

Realized gain (loss) on investments	710,863	8,081	68,179	447	117,852	89,234	86,847	(19,997)
Change in unrealized gain (loss) on investments	1,013,385	(180,415)	(10,146)	10,994	(23,716)	224,640	203,991	(77,469)

Net gain (loss) on investments	1,724,248	(172,334)	58,033	11,441	94,136	313,874	290,838	(97,466)

Reinvested capital gains	–	331,284	213,679	–	–	–	–	164,113

Net increase (decrease) in contract owners’ equity resulting from operations	$1,686,860	209,197	281,291	11,247	93,811	333,401	306,066	67,910

Investment activity:	DryIPSmCap	DrySRGro	DryStkIx	DryVIApp	DryVIDevLd	DryVIIntVal	DWSVHghRtrn	FedAmLead
Reinvested dividends	$87,107	15,965	6,273,092	505,780	3,628	453,326	–	4,783
Mortality and expense risk charges (note 3)	(38,112)	(2,670)	(573,852)	(38,526)	–	(90,105)	(84)	–

Net investment income (loss)	48,995	13,295	5,699,240	467,254	3,628	363,221	(84)	4,783

Proceeds from mutual fund shares sold	4,827,780	1,764,978	88,226,557	6,938,954	312,992	11,269,703	276	32,187
Cost of mutual fund shares sold	(4,215,687)	(1,820,385)	(76,329,079)	(5,358,553)	(293,787)	(8,828,263)	(260)	(28,531)

Realized gain (loss) on investments	612,093	(55,407)	11,897,478	1,580,401	19,205	2,441,440	16	3,656
Change in unrealized gain (loss) on investments	1,659,449	1,370,321	35,413,947	3,002,962	(67,857)	1,821,727	3,015	3,909

Net gain (loss) on investments	2,271,542	1,314,914	47,311,425	4,583,363	(48,652)	4,263,167	3,031	7,565

Reinvested capital gains	494,024	–	–	–	75,020	2,561,432	6,415	39,581

Net increase (decrease) in contract owners’ equity resulting from operations	$2,814,561	1,328,209	53,010,665	5,050,617	29,996	7,187,820	9,362	51,929

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2006

Investment activity:	FedCapAp	FedMrkOp	FedQualBd	FidVIPEIS	FidVIPGrS	FidVIPHIS	FidVIPOvS	FidVIPOvSR
Reinvested dividends	$2,870	–	3,773,553	3,262,586	272,851	1,783,894	394,047	70,073
Mortality and expense risk charges (note 3)	–	–	(100,419)	(104,689)	(80,921)	(14,496)	(74,633)	–

Net investment income (loss)	2,870	–	3,673,134	3,157,897	191,930	1,769,398	319,414	70,073

Proceeds from mutual fund shares sold	42,635	206	53,280,307	13,139,607	14,310,827	5,105,015	15,201,025	1,212,670
Cost of mutual fund shares sold	(38,472)	(202)	(56,249,561)	(9,185,768)	(13,896,757)	(5,335,038)	(11,129,986)	(929,691)

Realized gain (loss) on investments	4,163	4	(2,969,254)	3,953,839	414,070	(230,023)	4,071,039	282,979
Change in unrealized gain (loss) on investments	51,818	1,096	1,422,971	(784,378)	5,487,027	928,822	2,726,908	1,463,144

Net gain (loss) on investments	55,981	1,100	(1,546,283)	3,169,461	5,901,097	698,799	6,797,947	1,746,123

Reinvested capital gains	–	–	–	12,637,235	–	–	306,743	52,656

Net increase (decrease) in contract owners’ equity resulting from operations	$58,851	1,100	2,126,851	18,964,593	6,093,027	2,468,197	7,424,104	1,868,852

Investment activity:	FidVIPConS	FidVIPIGBdS	FidVIPGrOpS	FidVIPMCapS	FidVIPVaIS	FidVIPEnergyS2	FidVIPFree10S	FidVIPFree20S
Reinvested dividends	$2,047,582	297,433	92,847	61,912	36,774	45,935	11,056	19,492
Mortality and expense risk charges (note 3)	(211,275)	(1,085)	(4,206)	(12,308)	(135)	–	–	–

Net investment income (loss)	1,836,307	296,348	88,641	49,604	36,639	45,935	11,056	19,492

Proceeds from mutual fund shares sold	29,978,822	515,297	4,134,859	6,009,399	1,090,045	2,595,083	122,743	76,109
Cost of mutual fund shares sold	(18,278,897)	(535,244)	(3,493,942)	(4,571,315)	(1,056,473)	(2,352,583)	(115,515)	(69,962)

Realized gain (loss) on investments	11,699,925	(19,947)	640,917	1,438,084	33,572	242,500	7,228	6,147
Change in unrealized gain (loss) on investments	(9,318,194)	100,550	(47,920)	(1,316,944)	(146,173)	(797,228)	19,784	71,282

Net gain (loss) on investments	2,381,731	80,603	592,997	121,140	(112,601)	(554,728)	27,012	77,429

Reinvested capital gains	15,541,966	18,136	–	2,795,083	1,229,164	1,001,993	2,850	12,045

Net increase (decrease) in contract owners’ equity resulting from operations	$19,760,004	395,087	681,638	2,965,827	1,153,202	493,200	40,918	108,966

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2006

Investment activity:	FidVIPFree30S	FrVIPIncSec2	FrVIPRisDiv	FrVIPSmCapV1	FrVIPSmCapV2	FrVIPDevMrk3	FrVIPForSec	FrVIPForSec2
Reinvested dividends	$8,990	329	169,336	70,843	23,455	51,034	52,262	199,321
Mortality and expense risk charges (note 3)	–	–	–	–	(9,728)	–	–	(50,795)

Net investment income (loss)	8,990	329	169,336	70,843	13,727	51,034	52,262	148,526

Proceeds from mutual fund shares sold	65,452	129,161	2,043,331	1,699,219	2,019,376	1,120,842	1,025,895	6,710,883
Cost of mutual fund shares sold	(58,793)	(124,095)	(1,727,549)	(1,267,977)	(1,779,049)	(909,770)	(765,817)	(5,319,858)

Realized gain (loss) on investments	6,659	5,066	315,782	431,242	240,327	211,072	260,078	1,391,025
Change in unrealized gain (loss) on investments	31,837	44,817	1,648,834	535,635	154,996	648,770	419,827	1,461,209

Net gain (loss) on investments	38,496	49,883	1,964,616	966,877	395,323	859,842	679,905	2,852,234

Reinvested capital gains	6,386	44	68,181	298,012	131,249	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	$53,872	50,256	2,202,133	1,335,732	540,299	910,876	732,167	3,000,760

Investment activity:	FrVIPForSec3	FrVIPGlInc3	GVITAstAll2	GVITBnd2	GVITGlobGr2	GVITGrowth2	GVITIntValI	GVITIntVal3
Reinvested dividends	$58,304	29,118	28,982	2,413	1,684	10,186	65,708	123,878
Mortality and expense risk charges (note 3)	–	–	–	–	–	–	–	–

Net investment income (loss)	58,304	29,118	28,982	2,413	1,684	10,186	65,708	123,878

Proceeds from mutual fund shares sold	770,445	367,698	35,153	9,429	72,853	88,718	850,592	1,569,833
Cost of mutual fund shares sold	(639,925)	(350,001)	(35,500)	(9,429)	(73,063)	(90,919)	(728,806)	(1,347,260)

Realized gain (loss) on investments	130,520	17,697	(347)	–	(210)	(2,201)	121,786	222,573
Change in unrealized gain (loss) on investments	667,348	73,043	50,812	8,969	100,276	69,921	262,686	496,243

Net gain (loss) on investments	797,868	90,740	50,465	8,969	100,066	67,720	384,472	718,816

Reinvested capital gains	–	–	–	–	–	–	202,934	403,845

Net increase (decrease) in contract owners’ equity resulting from operations	$856,172	119,858	79,447	11,382	101,750	77,906	653,114	1,246,539

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2006

Investment activity:	GVITEmMrkts	GVITEmMrkts3	GVITFHiInc	GVITFHiInc3	GVITGlFin	GVITGlHlth	GVITGlHlth3	GVITGlTech
Reinvested dividends	$173,849	71,767	1,789,146	475,086	82,129	–	–	–
Mortality and expense risk charges (note 3)	(48,942)	–	(27,257)	–	(3,414)	(3,910)	–	(7,319)

Net investment income (loss)	124,907	71,767	1,761,889	475,086	78,715	(3,910)	–	(7,319)

Proceeds from mutual fund shares sold	6,470,923	2,724,119	5,306,340	1,596,636	831,679	1,641,657	1,235,737	1,764,226
Cost of mutual fund shares sold	(4,271,953)	(2,293,879)	(5,369,110)	(1,611,819)	(744,558)	(1,600,845)	(1,329,111)	(1,695,917)

Realized gain (loss) on investments	2,198,970	430,240	(62,770)	(15,183)	87,121	40,812	(93,374)	68,309
Change in unrealized gain (loss) on investments	4,849,580	2,317,091	711,651	168,615	41,527	68,815	104,691	460,052

Net gain (loss) on investments	7,048,550	2,747,331	648,881	153,432	128,648	109,627	11,317	528,361

Reinvested capital gains	275,455	116,408	–	–	557,756	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	$7,448,912	2,935,506	2,410,770	628,518	765,119	105,717	11,317	521,042

Investment activity:	GVITGlTech3	GVITGlUtl	GVITGvtBd	GVITGrowth	GVITIntGro	GVITIntIdx6	GVITIDAgg2	GVITIDCon2
Reinvested dividends	$–	81,320	4,446,214	8,651	54,417	2,038	437,711	391,302
Mortality and expense risk charges (note 3)	–	(1,074)	(171,857)	(2,159)	(2,750)	–	(15,916)	(11,395)

Net investment income (loss)	–	80,246	4,274,357	6,492	51,667	2,038	421,795	379,907

Proceeds from mutual fund shares sold	1,410,326	835,865	52,330,913	1,430,837	1,306,433	16,301	3,167,832	2,565,439
Cost of mutual fund shares sold	(1,333,461)	(835,853)	(56,485,655)	(1,324,800)	(908,396)	(16,454)	(2,525,304)	(2,580,152)

Realized gain (loss) on investments	76,865	12	(4,154,742)	106,037	398,037	(153)	642,528	(14,713)
Change in unrealized gain (loss) on investments	104,554	680,567	2,016,604	848,404	1,594,606	16,309	1,918,101	238,962

Net gain (loss) on investments	181,419	680,579	(2,138,138)	954,441	1,992,643	16,156	2,560,629	224,249

Reinvested capital gains	–	232,606	841,510	–	11,773	–	295,325	123,826

Net increase (decrease) in contract owners’ equity resulting from operations	$181,419	993,431	2,977,729	960,933	2,056,083	18,194	3,277,749	727,982

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2006

Investment activity:	GVITIDMod2	GVITIDModAg2	GVITIDModCon2	GVITJPBal	GVITMdCpGr	GVITMdCpIdx	GVITMyMkt	GVITMyMkt5
Reinvested dividends	$1,360,211	1,331,756	669,778	426,226	–	891,863	5,084,140	11,460,488
Mortality and expense risk charges (note 3)	(32,713)	(15,383)	(40,367)	(9,847)	(4,698)	(110,551)	(26,225)	(603,177)

Net investment income (loss)	1,327,498	1,316,373	629,411	416,379	(4,698)	781,312	5,057,915	10,857,311

Proceeds from mutual fund shares sold	4,262,118	7,165,706	3,903,298	5,633,377	2,420,730	21,192,088	46,839,425	161,956,036
Cost of mutual fund shares sold	(3,300,097)	(5,279,014)	(3,435,331)	(4,282,829)	(1,917,648)	(13,141,753)	(46,839,425)	(161,956,036)

Realized gain (loss) on investments	962,021	1,886,692	467,967	1,350,548	503,082	8,050,335	–	–
Change in unrealized gain (loss) on investments	3,146,924	4,291,540	474,133	439,493	1,011,753	(3,099,405)	–	–

Net gain (loss) on investments	4,108,945	6,178,232	942,100	1,790,041	1,514,835	4,950,930	–	–

Reinvested capital gains	502,972	725,912	317,513	–	–	1,086,719	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	$5,939,415	8,220,517	1,889,024	2,206,420	1,510,137	6,818,961	5,057,915	10,857,311

Investment activity:	GVITNWFund	GVITNWLead	GVITSmCapGr	GVITSmCapVal	GVITSmComp	GVITUSGro	GVITVKVal	GVITMltSec
Reinvested dividends	$5,353,612	7,659	–	365,644	109,739	18,585	216,872	722,676
Mortality and expense risk charges (note 3)	(451,840)	(228)	(23,290)	(83,613)	(171,261)	(4,486)	(1,141)	(19,720)

Net investment income (loss)	4,901,772	7,431	(23,290)	282,031	(61,522)	14,099	215,731	702,956

Proceeds from mutual fund shares sold	7,831,584	406,874	13,304,567	32,381,732	41,341,579	2,067,982	2,446,309	5,309,683
Cost of mutual fund shares sold	(6,429,339)	(406,136)	(11,168,294)	(20,312,718)	(28,211,862)	(2,136,302)	(1,834,717)	(5,294,952)

Realized gain (loss) on investments	1,402,245	738	2,136,273	12,069,014	13,129,717	(68,320)	611,592	14,731
Change in unrealized gain (loss) on investments	56,960,310	83,224	(1,500,638)	(5,079,969)	(3,983,920)	(200,490)	499,983	51,097

Net gain (loss) on investments	58,362,555	83,962	635,635	6,989,045	9,145,797	(268,810)	1,111,575	65,828

Reinvested capital gains	–	113,501	–	6,169,351	2,239,910	130,686	577,219	38,017

Net increase (decrease) in contract owners’ equity resulting from operations	$63,264,327	204,894	612,345	13,440,427	11,324,185	(124,025)	1,904,525	806,801

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2006

Investment activity:	GVITWLead	GSVMdCpV	JanBal	JanForty	JanGlTech	JanRMgCore	JanIntGroS2	JanIntGroS
Reinvested dividends	$46,359	621,541	159,786	61,155	–	677	75,317	1,035,189
Mortality and expense risk charges (note 3)	(1,399)	(174,173)	(18,830)	(41,598)	(4,761)	–	–	(47,359)

Net investment income (loss)	44,960	447,368	140,956	19,557	(4,761)	677	75,317	987,830

Proceeds from mutual fund shares sold	1,316,353	14,591,447	7,262,058	11,584,344	3,242,307	229,916	32,369	14,879,293
Cost of mutual fund shares sold	(918,807)	(13,064,165)	(6,543,076)	(7,532,018)	(2,514,799)	(236,085)	(32,201)	(6,333,432)

Realized gain (loss) on investments	397,546	1,527,282	718,982	4,052,326	727,508	(6,169)	168	8,545,861
Change in unrealized gain (loss) on investments	800,472	565,343	(247,691)	(196,228)	489,592	21,541	1,243,011	10,808,316

Net gain (loss) on investments	1,198,018	2,092,625	471,291	3,856,098	1,217,100	15,372	1,243,179	19,354,177

Reinvested capital gains	–	6,847,239	–	–	–	42,380	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	$1,242,978	9,387,232	612,247	3,875,655	1,212,339	58,429	1,318,496	20,342,007

Investment activity:	JPMMidCapGr	JPMMidCapV	LAMidCapV	MFSInvGrStl	MFSValueI	NBAMTFasc	NBAMTGuard	NBAMTInt
Reinvested dividends	$–	7,753	3,175	–	24,098	–	107,565	3,750
Mortality and expense risk charges (note 3)	(10,359)	(1,589)	(923)	–	–	(1,815)	(11,914)	–

Net investment income (loss)	(10,359)	6,164	2,252	–	24,098	(1,815)	95,651	3,750

Proceeds from mutual fund shares sold	1,702,801	819,944	131,349	498,780	520,990	878,956	5,255,264	468,773
Cost of mutual fund shares sold	(1,471,657)	(815,609)	(127,781)	(438,872)	(416,201)	(800,314)	(3,009,402)	(404,385)

Realized gain (loss) on investments	231,144	4,335	3,568	59,908	104,789	78,642	2,245,862	64,388
Change in unrealized gain (loss) on investments	(10,397)	(30,208)	1,310	247,242	286,163	(36,527)	(418,853)	183,156

Net gain (loss) on investments	220,747	(25,873)	4,878	307,150	390,952	42,115	1,827,009	247,544

Reinvested capital gains	109,584	98,910	49,476	–	68,117	45,103	–	13,829

Net increase (decrease) in contract owners’ equity resulting from operations	$319,972	79,201	56,606	307,150	483,167	85,403	1,922,660	265,123

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2006

Investment activity:	NBAMTLMat	NBAMTMCGr	NBAMTPart	NBAMTRegI	NBAMTRegS	NBAMTSocRes	OppGlSec3	OppCapAp
Reinvested dividends	$272,797	–	145,279	1,603	3,419	3,512	109,643	492,032
Mortality and expense risk charges (note 3)	–	(22,024)	(8,489)	(873)	–	–	–	(202,004)

Net investment income (loss)	272,797	(22,024)	136,790	730	3,419	3,512	109,643	290,028

Proceeds from mutual fund shares sold	1,679,761	4,158,296	9,014,252	185,941	422,457	427,871	1,586,318	31,207,155
Cost of mutual fund shares sold	(1,696,908)	(2,254,637)	(6,078,285)	(200,746)	(414,879)	(343,792)	(1,369,633)	(24,649,134)

Realized gain (loss) on investments	(17,147)	1,903,659	2,935,967	(14,805)	7,578	84,079	216,685	6,558,021
Change in unrealized gain (loss) on investments	113,979	3,585,864	(2,822,988)	12,278	8,407	177,186	1,264,016	2,466,146

Net gain (loss) on investments	96,832	5,489,523	112,979	(2,527)	15,985	261,265	1,480,701	9,024,167

Reinvested capital gains	–	–	2,237,618	22,223	47,400	24,933	573,997	–

Net increase (decrease) in contract owners’ equity resulting from operations	$369,629	5,467,499	2,487,387	20,426	66,804	289,710	2,164,341	9,314,195

Investment activity:	OppGlSec	OppHighInc	OppMSt	OppMStSCap	OppMidCap	PVITAllAst	PVITLowDur	PVITRealRet
Reinvested dividends	$783,099	258,840	454,051	4,810	–	137,089	1,681,826	1,704,599
Mortality and expense risk charges (note 3)	(129,203)	–	(15,084)	–	(45,719)	(8,507)	(105,255)	(117,653)

Net investment income (loss)	653,896	258,840	438,967	4,810	(45,719)	128,582	1,576,571	1,586,946

Proceeds from mutual fund shares sold	22,784,327	3,629,272	5,548,846	713,142	11,086,192	3,064,536	13,164,309	9,633,598
Cost of mutual fund shares sold	(13,970,780)	(3,647,900)	(3,585,596)	(556,974)	(7,115,910)	(3,001,558)	(13,483,942)	(9,963,661)

Realized gain (loss) on investments	8,813,547	(18,628)	1,963,250	156,168	3,970,282	62,978	(319,633)	(330,063)
Change in unrealized gain (loss) on investments	(1,859,919)	119,146	3,463,093	210,349	(2,446,101)	(54,520)	210,497	(2,320,724)

Net gain (loss) on investments	6,953,628	100,518	5,426,343	366,517	1,524,181	8,458	(109,136)	(2,650,787)

Reinvested capital gains	4,090,534	–	–	94,934	–	3,877	–	1,140,949

Net increase (decrease) in contract owners’ equity resulting from operations	$11,698,058	359,358	5,865,310	466,261	1,478,462	140,917	1,467,435	77,108

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2006

Investment activity:	PVITTotRet	PioHiYield	PVTGroIncIB	PVTIntEqIB	PVTVoyIB	RCFMicroCap	TRoeBlChip2	TRowEqInc2
Reinvested dividends	$4,529,999	678,616	18,028	12,530	389	84,130	2,764	1,073,160
Mortality and expense risk charges (note 3)	(280,433)	(32,699)	–	–	–	(139,651)	–	(208,820)

Net investment income (loss)	4,249,566	645,917	18,028	12,530	389	(55,521)	2,764	864,340

Proceeds from mutual fund shares sold	26,174,855	2,477,738	197,400	1,536,330	59,294	23,927,519	386,177	30,121,040
Cost of mutual fund shares sold	(26,924,213)	(2,618,082)	(161,769)	(1,160,522)	(52,368)	(19,647,182)	(366,047)	(26,662,690)

Realized gain (loss) on investments	(749,358)	(140,344)	35,631	375,808	6,926	4,280,337	20,130	3,458,350
Change in unrealized gain (loss) on investments	(291,320)	323,000	102,959	520,130	12,151	1,284,180	75,614	7,085,486

Net gain (loss) on investments	(1,040,678)	182,656	138,590	895,938	19,077	5,564,517	95,744	10,543,836

Reinvested capital gains	654,903	171,999	28,081	–	–	2,562,710	–	2,346,470

Net increase (decrease) in contract owners’ equity resulting from operations	$3,863,791	1,000,572	184,699	908,468	19,466	8,071,706	98,508	13,754,646

Investment activity:	TRowLtdTBd2	TRowMidCap2	TRowNewAmGr	VEWrldEMkt	VEWrldHAs	VKCorPlus	VKEmMkt	VKMidCapG
Reinvested dividends	$13,800	–	5,033	92,327	12,151	77,741	1,349,346	–
Mortality and expense risk charges (note 3)	–	(70,941)	(41,086)	(7,389)	(16,284)	–	(18,687)	(9,401)

Net investment income (loss)	13,800	(70,941)	(36,053)	84,938	(4,133)	77,741	1,330,659	(9,401)

Proceeds from mutual fund shares sold	141,187	15,288,789	10,060,186	3,430,052	10,778,845	442,354	10,392,600	3,313,020
Cost of mutual fund shares sold	(142,752)	(12,870,125)	(9,891,776)	(2,146,049)	(6,215,920)	(450,957)	(10,439,043)	(2,533,317)

Realized gain (loss) on investments	(1,565)	2,418,664	168,410	1,284,003	4,562,925	(8,603)	(46,443)	779,703
Change in unrealized gain (loss) on investments	5,730	(4,201,040)	86,063	2,758,263	(1,696,211)	542	(428,311)	(658,265)

Net gain (loss) on investments	4,165	(1,782,376)	254,473	4,042,266	2,866,714	(8,061)	(474,754)	121,438

Reinvested capital gains	–	2,767,140	140,937	1,453,634	1,034,045	10,330	293,124	414,443

Net increase (decrease) in contract owners’ equity resulting from operations	$17,965	913,823	359,357	5,580,838	3,896,626	80,010	1,149,029	526,480

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2006

Investment activity:	VKUSRealEst	WRGrowth	WRRealEstS	WFAVTOpp
Reinvested dividends	$890,502	–	313	–
Mortality and expense risk charges (note 3)	(102,412)	(1,761)	(67)	(26,293)

Net investment income (loss)	788,090	(1,761)	246	(26,293)

Proceeds from mutual fund shares sold	11,297,939	1,000,430	5,588	7,384,959
Cost of mutual fund shares sold	(5,052,860)	(1,074,726)	(5,108)	(4,366,298)

Realized gain (loss) on investments	6,245,079	(74,296)	480	3,018,661
Change in unrealized gain (loss) on investments	14,169,666	829	4,210	(2,833,629)

Net gain (loss) on investments	20,414,745	(73,467)	4,690	185,032

Reinvested capital gains	5,346,275	–	1,120	3,200,397

Net increase (decrease) in contract owners’ equity resulting from operations	$26,549,110	(75,228)	6,056	3,359,136

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2006 and 2005

	Total		AIMBValue		AIMCapAp		AIMCapDev
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$71,131,320	53,182,934	25,703	(2,946)	861	242	(23,827)	(16,945)
Realized gain (loss) on investments	166,896,656	116,451,853	125,383	537,711	22,497	31,267	932,075	528,321
Change in unrealized gain (loss) on investments	167,698,301	34,976,679	446,439	(107,374)	64,228	67,254	577,441	442,622
Reinvested capital gains	96,963,068	61,380,612	354,271	76,238	–	–	214,763	–

Net increase (decrease) in contract owners’ equity resulting from operations	502,689,345	265,992,078	951,796	503,629	87,586	98,763	1,700,452	953,998

Equity transactions:
Purchase payments received from contract owners (note 6)	573,057,603	715,520,140	1,176,451	1,360,376	237,149	212,666	1,353,692	1,247,716
Transfers between funds	–	–	296,702	3,869,968	201,737	295,260	1,319,907	8,121,858
Surrenders (note 6)	(387,471,327)	(534,517,966)	(218,710)	(4,766,502)	(63,473)	(29,876)	(524,411)	(4,134,776)
Death benefits (note 4)	(9,884,896)	(5,693,704)	(23,642)	(9,522)	(152)	–	(6,487)	(5,288)
Net policy repayments (loans) (note 5)	(17,332,223)	(20,641,828)	(49,371)	(79,638)	(32,507)	(11,600)	(22,732)	(7,148)
Deductions for surrender charges (note 2d)	(7,673,977)	(8,904,284)	(25,638)	(27,640)	(11,034)	(4,456)	(7,078)	(5,342)
Redemptions to pay cost of insurance charges and administrative charges (notes 2b and 2c)	(129,174,617)	(135,001,808)	(375,194)	(398,236)	(88,470)	(81,872)	(457,957)	(268,490)
Asset charges (note 3):
FPVUL & VEL contracts	(6,179,710)	(5,334,262)	(20,591)	(14,696)	(4,559)	(3,125)	(12,480)	(8,692)
MSP contracts	(268,091)	(228,393)	(331)	(195)	(52)	(17)	(272)	(132)
SL contracts	(1,272,062)	(1,248,349)	(2,357)	(1,327)	(1,757)	(334)	(744)	(539)
Adjustments to maintain reserves	53,319	61,021	462	112	10	17	8,280	92

Net equity transactions	13,854,019	4,010,567	757,781	(67,300)	236,892	376,663	1,649,718	4,939,259

Net change in contract owners’ equity	516,543,364	270,002,645	1,709,577	436,329	324,478	475,426	3,350,170	5,893,257
Contract owners’ equity beginning of period	3,947,899,004	3,677,896,359	6,865,070	6,428,741	1,236,552	761,126	9,299,865	3,406,608

Contract owners’ equity end of period	$4,464,442,368	3,947,899,004	8,574,647	6,865,070	1,561,030	1,236,552	12,650,035	9,299,865

CHANGES IN UNITS:
Beginning units	302,538,590	304,571,400	445,372	441,082	85,976	57,596	556,838	222,592

Units purchased	72,274,994	162,253,438	109,212	503,212	29,998	38,251	220,422	693,638
Units redeemed	(67,050,776)	(164,286,248)	(62,908)	(498,922)	(13,870)	(9,871)	(127,092)	(359,392)

Ending units	307,762,808	302,538,590	491,676	445,372	102,104	85,976	650,168	556,838

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	AIMIntGr		AlVPGrIncA		AlVPIntlValA		AlVPSmMdCpA
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$126,254	67,480	200,486	189,608	27,039	–	15,779	21,803
Realized gain (loss) on investments	2,296,573	119,622	619,350	1,171,785	(95,855)	–	172,807	67,366
Change in unrealized gain (loss) on investments	1,887,880	1,425,222	1,156,397	(642,982)	1,454,350	–	2,419	(1,411)
Reinvested capital gains	–	–	880,352	–	52,921	–	260,883	141,546

Net increase (decrease) in contract owners’ equity resulting from operations	4,310,707	1,612,324	2,856,585	718,411	1,438,455	–	451,888	229,304

Equity transactions:
Purchase payments received from contract owners (note 6)	2,185,394	1,596,162	1,332,130	1,709,656	526,879	–	475,185	488,538
Transfers between funds	2,244,556	8,876,650	(847,376)	2,819,960	11,770,029	–	(661,700)	35,444
Surrenders (note 6)	(4,336,178)	(5,190)	(267,171)	(2,418,228)	(1,408,723)	–	(159,244)	(61,736)
Death benefits (note 4)	(15,626)	–	(8,311)	(79,996)	–	–	(2,134)	–
Net policy repayments (loans) (note 5)	(196)	(1,274)	(46,911)	(31,234)	–	–	(50,912)	(41,662)
Deductions for surrender charges (note 2d)	–	–	(13,479)	(7,968)	–	–	(6,312)	(5,048)
Redemptions to pay cost of insurance charges and administrative charges (notes 2b and 2c)	(306,400)	(132,822)	(361,822)	(419,302)	(44,346)	–	(131,298)	(129,630)
Asset charges (note 3):
FPVUL & VEL contracts	–	–	(13,967)	(12,386)	–	–	(10,153)	(7,401)
MSP contracts	–	–	(171)	(165)	–	–	(292)	(288)
SL contracts	–	–	(1,569)	(1,265)	–	–	(4,482)	(4,426)
Adjustments to maintain reserves	6,023	33	967	45	78	–	49	13

Net equity transactions	(222,427)	10,333,559	(227,680)	1,559,117	10,843,917	–	(551,293)	273,804

Net change in contract owners’ equity	4,088,280	11,945,883	2,628,905	2,277,528	12,282,372	–	(99,405)	503,108
Contract owners’ equity beginning of period	15,580,476	3,634,593	17,331,334	15,053,806	–	–	3,484,800	2,981,692

Contract owners’ equity end of period	$19,668,756	15,580,476	19,960,239	17,331,334	12,282,372	–	3,385,395	3,484,800

CHANGES IN UNITS:
Beginning units	1,111,978	305,044	1,125,026	1,022,336	–	–	198,030	181,154

Units purchased	398,004	935,817	155,838	590,374	1,233,682	–	27,715	34,807
Units redeemed	(411,730)	(128,883)	(172,970)	(487,684)	(148,582)	–	(57,609)	(17,931)

Ending units	1,098,252	1,111,978	1,107,894	1,125,026	1,085,100	–	168,136	198,030

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	ACVPIncGr		ACVPInfPro2		ACVPInt		ACVPInt3
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$506,897	517,495	222,068	279,396	683,075	528,468	85,854	(585)
Realized gain (loss) on investments	1,559,858	2,059,029	(85,474)	(4,576)	3,645,694	5,155,451	106,709	6,347
Change in unrealized gain (loss) on investments	2,321,259	(1,421,747)	(15,319)	(187,807)	6,143,566	(425,258)	1,216,942	455,203
Reinvested capital gains	–	–	–	3,210	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	4,388,014	1,154,777	121,275	90,223	10,472,335	5,258,661	1,409,505	460,965

Equity transactions:
Purchase payments received from contract owners (note 6)	2,980,810	3,346,398	928,163	839,206	2,241,271	5,271,738	2,336,741	1,927,016
Transfers between funds	(2,604,445)	(2,526,656)	324,789	1,691,412	(3,443,452)	(11,462,744)	705,137	2,041,846
Surrenders (note 6)	(952,973)	(2,944,928)	(348,613)	(201,380)	(2,510,699)	(6,422,696)	(331,029)	(63,830)
Death benefits (note 4)	(318,302)	(40,254)	(22,996)	(15,492)	(37,490)	(119,826)	(49,540)	(188)
Net policy repayments (loans) (note 5)	(226,058)	(214,658)	(327,756)	(1,112,108)	(339,142)	(357,330)	132,448	58,528
Deductions for surrender charges (note 2d)	(112,887)	(108,542)	(19,201)	(22,322)	(94,716)	(95,250)	(36,083)	(3,346)
Redemptions to pay cost of insurance charges and administrative charges (notes 2b and 2c)	(1,246,462)	(1,457,492)	(319,214)	(306,238)	(1,524,282)	(1,868,954)	(404,972)	(139,062)
Asset charges (note 3):
FPVUL & VEL contracts	(79,777)	(76,840)	(21,467)	(17,180)	(70,652)	(76,063)	(23,569)	(6,536)
MSP contracts	(5,628)	(5,473)	(814)	(334)	(2,348)	(2,615)	(307)	(134)
SL contracts	(14,084)	(13,750)	(2,931)	(2,370)	(12,441)	(11,828)	(3,162)	(1,093)
Adjustments to maintain reserves	(11)	40	767	151	1,869	(278)	44	180

Net equity transactions	(2,579,817)	(4,042,155)	190,727	853,345	(5,792,082)	(15,145,846)	2,325,708	3,813,381

Net change in contract owners’ equity	1,808,197	(2,887,378)	312,002	943,568	4,680,253	(9,887,185)	3,735,213	4,274,346
Contract owners’ equity beginning of period	27,561,408	30,448,786	5,946,060	5,002,492	44,623,339	54,510,524	4,274,346	–

Contract owners’ equity end of period	$29,369,605	27,561,408	6,258,062	5,946,060	49,303,592	44,623,339	8,009,559	4,274,346

CHANGES IN UNITS:
Beginning units	1,931,714	2,272,060	535,932	457,932	3,726,960	5,026,876	366,150	–

Units purchased	217,280	461,365	119,512	224,700	281,367	1,632,214	251,977	384,151
Units redeemed	(370,848)	(801,711)	(100,204)	(146,700)	(654,241)	(2,932,130)	(69,345)	(18,001)

Ending units	1,778,146	1,931,714	555,240	535,932	3,354,086	3,726,960	548,782	366,150

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	ACVPMdCpV		ACVPUltra		ACVPVal		ACVPVista
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$7,230	5,225	(4,670)	(11,798)	943,936	517,787	(376)	(33)
Realized gain (loss) on investments	39,846	5	349,714	195,293	4,128,014	2,697,392	5,558	2,478
Change in unrealized gain (loss) on investments	69,490	(8,011)	(515,226)	(34,075)	598,190	(6,420,369)	(3,442)	3,449
Reinvested capital gains	36,808	14,612	–	–	6,275,420	6,692,806	410	–

Net increase (decrease) in contract owners’ equity resulting from operations	153,374	11,831	(170,182)	149,420	11,945,560	3,487,616	2,150	5,894

Equity transactions:
Purchase payments received from contract owners (note 6)	171,210	31,964	709,134	681,334	7,141,601	9,914,772	37,713	4,440
Transfers between funds	293,492	625,256	(386,691)	722,844	(3,927,338)	2,547,944	236,263	86,262
Surrenders (note 6)	(1,899)	–	(2,621,454)	(517,410)	(10,120,839)	(5,497,446)	(10,557)	–
Death benefits (note 4)	–	–	(47)	(27,894)	(279,435)	(38,326)	–	–
Net policy repayments (loans) (note 5)	(5,739)	(8,410)	(101,504)	(31,416)	(950,746)	(377,446)	(786)	–
Deductions for surrender charges (note 2d)	(370)	(2)	(7,518)	(8,196)	(188,437)	(213,186)	(462)	–
Redemptions to pay cost of insurance charges and administrative charges (notes 2b and 2c)	(42,240)	(12,338)	(252,783)	(313,308)	(2,646,918)	(2,929,280)	(10,111)	(1,678)
Asset charges (note 3):
FPVUL & VEL contracts	(2,707)	(959)	(10,529)	(8,003)	(173,079)	(159,138)	(648)	(103)
MSP contracts	(68)	–	(93)	(56)	(4,929)	(4,268)	–	–
SL contracts	(392)	(12)	(1,283)	(1,095)	(38,866)	(42,173)	(31)	–
Adjustments to maintain reserves	73	49	(45,021)	94	(54)	(1,211)	62	57

Net equity transactions	411,360	635,548	(2,717,789)	496,894	(11,189,040)	3,200,242	251,443	88,978

Net change in contract owners’ equity	564,734	647,379	(2,887,971)	646,314	756,520	6,687,858	253,593	94,872
Contract owners’ equity beginning of period	647,379	–	6,866,248	6,219,934	74,525,122	67,837,264	94,872	–

Contract owners’ equity end of period	$1,212,113	647,379	3,978,277	6,866,248	75,281,642	74,525,122	348,465	94,872

CHANGES IN UNITS:
Beginning units	57,178	–	607,908	562,336	4,162,374	3,973,728	8,278	–

Units purchased	36,199	59,177	79,816	373,913	433,039	1,249,834	21,632	10,582
Units redeemed	(4,385)	(1,999)	(324,362)	(328,341)	(1,057,677)	(1,061,188)	(1,942)	(2,304)

Ending units	88,992	57,178	363,362	607,908	3,537,736	4,162,374	27,968	8,278

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	BCFTCpAsset		BRIntIndex 2005		BRLrgCp		CalVSSoEq
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$(37,388)	(34,154)	50,247	138	9,579	8,726	(194)	(32)
Realized gain (loss) on investments	710,863	1,664,897	8,081	29	68,179	3,475	447	5,207
Change in unrealized gain (loss) on investments	1,013,385	(1,287,251)	(180,415)	385	(10,146)	2,790	10,994	(6,255)
Reinvested capital gains	–	–	331,284	26	213,679	82,926	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	1,686,860	343,492	209,197	578	281,291	97,917	11,247	(1,080)

Equity transactions:
Purchase payments received from contract owners (note 6)	2,174,399	2,101,360	90,420	–	190,017	179,756	19,620	14,494
Transfers between funds	(3,550,948)	4,985,406	1,182,552	10,510	(455,857)	1,769,830	64,665	(82,468)
Surrenders (note 6)	(370,871)	(6,355,608)	(9,132)	–	(50,505)	(15,532)	–	–
Death benefits (note 4)	(1,669)	(2,882)	–	–	–	–	–	(122)
Net policy repayments (loans) (note 5)	(7,288)	(15,062)	–	–	–	–	–	–
Deductions for surrender charges (note 2d)	–	–	–	–	–	–	–	–
Redemptions to pay cost of insurance charges and administrative charges (notes 2b and 2c)	(204,306)	(242,616)	(19,146)	(48)	(16,166)	(8,628)	(934)	(220)
Asset charges (note 3):
FPVUL & VEL contracts	–	–	–	–	–	–	–	–
MSP contracts	–	–	–	–	–	–	–	–
SL contracts	–	–	–	–	–	–	–	–
Adjustments to maintain reserves	(588)	54	257	32	(119)	26	–	18

Net equity transactions	(1,961,271)	470,652	1,244,951	10,494	(332,630)	1,925,452	83,351	(68,298)

Net change in contract owners’ equity	(274,411)	814,144	1,454,148	11,072	(51,339)	2,023,369	94,598	(69,378)
Contract owners’ equity beginning of period	13,206,106	12,391,962	11,072	–	2,023,369	–	36,456	105,834

Contract owners’ equity end of period	$12,931,695	13,206,106	1,465,220	11,072	1,972,030	2,023,369	131,054	36,456

CHANGES IN UNITS:
Beginning units	812,598	785,776	952	–	174,834	–	2,606	7,916

Units purchased	133,650	729,676	101,770	957	35,154	175,601	6,249	5,197
Units redeemed	(255,480)	(702,854)	(2,206)	(5)	(60,964)	(767)	(315)	(10,507)

Ending units	690,768	812,598	100,516	952	149,024	174,834	8,540	2,606

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	CSTGlSmCp		CSTIntFoc		CSTLCapV		DryEuroEq
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$(325)	(346)	19,527	14,784	15,228	13,123	–	–
Realized gain (loss) on investments	117,852	120,331	89,234	80,800	86,847	79,118	–	–
Change in unrealized gain (loss) on investments	(23,716)	(5,473)	224,640	179,361	203,991	52,097	–	–
Reinvested capital gains	–	–	–	–	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	93,811	114,512	333,401	274,945	306,066	144,338	–	–

Equity transactions:
Purchase payments received from contract owners (note 6)	74,146	69,444	112,031	132,944	143,156	191,256	–	(4)
Transfers between funds	(58,140)	(20,400)	(13,728)	(42,562)	2,425	14,246	–	(40)
Surrenders (note 6)	(42,970)	(196,296)	(163,836)	(268,566)	(332,188)	(632,242)	–	–
Death benefits (note 4)	(18,844)	–	–	(4,126)	(14,371)	(3,994)	–	–
Net policy repayments (loans) (note 5)	(11,747)	(22,918)	(2,352)	1,996	(1,495)	(10,964)	–	42
Deductions for surrender charges (note 2d)	(869)	(4,434)	(3,086)	(6,958)	(6,014)	(8,048)	–	–
Redemptions to pay cost of insurance charges and administrative charges (notes 2b and 2c)	(32,002)	(35,482)	(74,131)	(75,276)	(66,132)	(81,400)	–	–
Asset charges (note 3):
FPVUL & VEL contracts	(2,756)	(2,737)	(6,351)	(5,753)	(5,227)	(5,663)	–	–
MSP contracts	(16)	(13)	(556)	(467)	(585)	(539)	–	–
SL contracts	(281)	(218)	(1,730)	(1,336)	(1,820)	(1,195)	–	–
Adjustments to maintain reserves	(9)	16	(16)	3	54	(49)	–	2

Net equity transactions	(93,488)	(213,038)	(153,755)	(270,101)	(282,197)	(538,592)	–	–

Net change in contract owners’ equity	323	(98,526)	179,646	4,844	23,869	(394,254)	–	–
Contract owners’ equity beginning of period	810,417	908,943	1,849,769	1,844,925	1,809,887	2,204,141	–	–

Contract owners’ equity end of period	$810,740	810,417	2,029,415	1,849,769	1,833,756	1,809,887	–	–

CHANGES IN UNITS:
Beginning units	64,818	87,902	139,456	165,614	119,654	166,610	–	–

Units purchased	4,646	7,102	8,937	12,021	13,626	22,281	–	5
Units redeemed	(13,402)	(30,186)	(19,379)	(38,179)	(31,060)	(69,237)	–	(5)

Ending units	56,062	64,818	129,014	139,456	102,220	119,654	–	–

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	DryIPMidCap		DryIPSmCap		DrySRGro		DryStkIx
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$1,263	(2,170)	48,995	(25,790)	13,295	(2,904)	5,699,240	5,480,723
Realized gain (loss) on investments	(19,997)	77,325	612,093	1,458,278	(55,407)	(445,744)	11,897,478	2,229,250
Change in unrealized gain (loss) on investments	(77,469)	(46,328)	1,659,449	(665,187)	1,370,321	966,426	35,413,947	9,063,983
Reinvested capital gains	164,113	2,846	494,024	37,946	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	67,910	31,673	2,814,561	805,247	1,328,209	517,778	53,010,665	16,773,956

Equity transactions:
Purchase payments received from contract owners (note 6)	204,487	263,970	2,929,214	2,669,734	1,957,145	2,444,830	30,357,131	51,850,362
Transfers between funds	85,266	(442,534)	806,840	(2,940,962)	(882,076)	(1,127,874)	3,805,115	(4,788,950)
Surrenders (note 6)	(1,816)	(412,780)	(1,228,153)	(1,560,060)	(906,318)	(1,663,566)	(67,888,901)	(30,480,010)
Death benefits (note 4)	(247)	(402)	(25,726)	(42,562)	(79,789)	(80,700)	(962,593)	(385,986)
Net policy repayments (loans) (note 5)	–	–	172,200	(148,542)	(66,827)	(260,846)	(1,978,995)	(1,897,464)
Deductions for surrender charges (note 2d)	–	–	(38,750)	(27,048)	(78,414)	(94,148)	(694,033)	(875,598)
Redemptions to pay cost of insurance charges and administrative charges (notes 2b and 2c)	(15,087)	(19,546)	(671,685)	(596,578)	(1,052,968)	(1,198,256)	(11,797,426)	(13,073,310)
Asset charges (note 3):
FPVUL & VEL contracts	–	–	(31,087)	(23,013)	(59,616)	(61,643)	(524,708)	(505,553)
MSP contracts	–	–	(252)	(135)	(2,467)	(2,320)	(18,172)	(19,098)
SL contracts	–	–	(11,644)	(4,694)	(5,025)	(5,597)	(234,237)	(278,004)
Adjustments to maintain reserves	(27)	(22)	(416)	73	1,725	95	2,962	(880)

Net equity transactions	272,576	(611,314)	1,900,541	(2,673,787)	(1,174,630)	(2,050,025)	(49,933,857)	(454,491)

Net change in contract owners’ equity	340,486	(579,641)	4,715,102	(1,868,540)	153,579	(1,532,247)	3,076,808	16,319,465
Contract owners’ equity beginning of period	758,043	1,337,684	19,713,952	21,582,492	15,274,960	16,807,207	383,002,885	366,683,420

Contract owners’ equity end of period	$1,098,529	758,043	24,429,054	19,713,952	15,428,539	15,274,960	386,079,693	383,002,885

CHANGES IN UNITS:
Beginning units	46,536	89,464	1,435,892	1,681,072	1,397,018	1,614,668	31,982,494	31,386,290

Units purchased	24,949	135,958	323,159	810,428	182,190	261,126	4,117,062	9,299,094
Units redeemed	(8,757)	(178,886)	(202,013)	(1,055,608)	(287,582)	(478,776)	(8,051,494)	(8,702,890)

Ending units	62,728	46,536	1,557,038	1,435,892	1,291,626	1,397,018	28,048,062	31,982,494

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	DryVIApp		DryVIDevLd		DryVIIntVal		DWSVHghRtrn
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$467,254	(31,481)	3,628	(344)	363,221	(72,554)	(84)	–
Realized gain (loss) on investments	1,580,401	619,610	19,205	16,986	2,441,440	2,757,657	16	–
Change in unrealized gain (loss) on investments	3,002,962	723,885	(67,857)	28,507	1,821,727	(437,900)	3,015	–
Reinvested capital gains	–	–	75,020	–	2,561,432	474,426	6,415	–

Net increase (decrease) in contract owners’ equity resulting from operations	5,050,617	1,312,014	29,996	45,149	7,187,820	2,721,629	9,362	–

Equity transactions:
Purchase payments received from contract owners (note 6)	4,078,265	4,752,850	171,060	170,934	2,541,484	4,143,686	–	–
Transfers between funds	(2,345,604)	1,650,370	(137,147)	(158,998)	3,545,051	7,340,800	161,696	–
Surrenders (note 6)	(1,732,303)	(6,431,926)	(49,066)	(9,112)	(2,320,877)	(15,432,158)	–	–
Death benefits (note 4)	(93,179)	(78,188)	–	–	(15,539)	(30,600)	–	–
Net policy repayments (loans) (note 5)	(182,056)	(133,510)	(13,508)	(5,332)	(119)	(4)	–	–
Deductions for surrender charges (note 2d)	(81,826)	(125,688)	(7,669)	(4,386)	–	–	–	–
Redemptions to pay cost of insurance charges and administrative charges (notes 2b and 2c)	(1,296,162)	(1,377,854)	(47,214)	(55,464)	(459,041)	(390,206)	(196)	–
Asset charges (note 3):
FPVUL & VEL contracts	(72,977)	(67,353)	(3,269)	(2,882)	–	–	–	–
MSP contracts	(1,654)	(1,517)	(2)	–	–	–	–	–
SL contracts	(12,673)	(14,153)	(453)	(342)	–	–	–	–
Adjustments to maintain reserves	133	(53)	2	10	1,429	23	23	–

Net equity transactions	(1,740,036)	(1,827,022)	(87,266)	(65,572)	3,292,388	(4,368,459)	161,523	–

Net change in contract owners’ equity	3,310,581	(515,008)	(57,270)	(20,423)	10,480,208	(1,646,830)	170,885	–
Contract owners’ equity beginning of period	31,545,441	32,060,449	887,752	908,175	30,181,919	31,828,749	–	–

Contract owners’ equity end of period	$34,856,022	31,545,441	830,482	887,752	40,662,127	30,181,919	170,885	–

CHANGES IN UNITS:
Beginning units	2,474,314	2,677,138	58,416	63,226	1,760,980	2,072,622	–	–

Units purchased	365,532	848,585	9,815	11,297	420,700	1,288,366	15,198	–
Units redeemed	(430,488)	(1,051,409)	(15,569)	(16,107)	(242,022)	(1,600,008)	(18)	–

Ending units	2,409,358	2,474,314	52,662	58,416	1,939,658	1,760,980	15,180	–

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	FedAmLead		FedCapAp		FedMrkOp		FedQualBd
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$4,783	4,577	2,870	3,696	–	–	3,673,134	3,185,853
Realized gain (loss) on investments	3,656	15,968	4,163	9,843	4	–	(2,969,254)	1,258,569
Change in unrealized gain (loss) on investments	3,909	(6,278)	51,818	(6,170)	1,096	–	1,422,971	(3,953,905)
Reinvested capital gains	39,581	–	–	–	–	–	–	573,294

Net increase (decrease) in contract owners’ equity resulting from operations	51,929	14,267	58,851	7,369	1,100	–	2,126,851	1,063,811

Equity transactions:
Purchase payments received from contract owners (note 6)	30,290	58,906	75,660	87,266	1,073	–	7,570,046	13,737,160
Transfers between funds	(8,439)	(35,976)	(11,524)	(75,044)	39,280	–	(25,553,825)	2,793,926
Surrenders (note 6)	(4,011)	(1,036)	(4,403)	(5,448)	–	–	(24,601,230)	(15,016,478)
Death benefits (note 4)	(256)	(964)	–	–	–	–	(620,801)	(169,066)
Net policy repayments (loans) (note 5)	(2,610)	(10,902)	(8,462)	(1,812)	–	–	(113,944)	(194,668)
Deductions for surrender charges (note 2d)	(1,591)	(414)	(1,112)	(858)	–	–	(146,590)	(110,776)
Redemptions to pay cost of insurance charges and administrative charges (notes 2b and 2c)	(16,466)	(18,050)	(25,262)	(28,736)	(236)	–	(2,059,972)	(2,608,400)
Asset charges (note 3):
FPVUL & VEL contracts	(1,273)	(1,076)	(1,215)	(1,062)	(31)	–	(77,916)	(73,832)
MSP contracts	–	–	–	–	–	–	(3,452)	(3,399)
SL contracts	(214)	(207)	(380)	(340)	–	–	(54,285)	(79,302)
Adjustments to maintain reserves	(18)	2	22	(9)	21	–	380	(1,850)

Net equity transactions	(4,588)	(9,717)	23,324	(26,043)	40,107	–	(45,661,589)	(1,726,685)

Net change in contract owners’ equity	47,341	4,550	82,175	(18,674)	41,207	–	(43,534,738)	(662,874)
Contract owners’ equity beginning of period	314,973	310,423	345,527	364,201	–	–	94,707,696	95,370,570

Contract owners’ equity end of period	$362,314	314,973	427,702	345,527	41,207	–	51,172,958	94,707,696

CHANGES IN UNITS:
Beginning units	21,684	22,444	26,192	28,136	–	–	6,767,940	6,900,038

Units purchased	1,993	4,332	5,706	7,244	3,990	–	558,517	2,511,786
Units redeemed	(2,323)	(5,092)	(4,000)	(9,188)	(26)	–	(3,820,603)	(2,643,884)

Ending units	21,354	21,684	27,898	26,192	3,964	–	3,505,854	6,767,940

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	FidVIPEIS		FidVIPGrS		FidVIPHIS		FidVIPOvS
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$3,157,897	1,369,839	191,930	315,755	1,769,398	3,622,550	319,414	180,586
Realized gain (loss) on investments	3,953,839	2,118,437	414,070	(2,666,458)	(230,023)	1,862,736	4,071,039	2,861,790
Change in unrealized gain (loss) on investments	(784,378)	(1,838,486)	5,487,027	7,486,842	928,822	(4,923,157)	2,726,908	4,281,500
Reinvested capital gains	12,637,235	3,438,952	–	–	–	–	306,743	220,424

Net increase (decrease) in contract owners’ equity resulting from operations	18,964,593	5,088,742	6,093,027	5,136,139	2,468,197	562,129	7,424,104	7,544,300

Equity transactions:
Purchase payments received from contract owners (note 6)	11,154,923	15,756,584	10,773,886	15,865,266	1,731,392	2,969,550	3,018,320	5,876,826
Transfers between funds	(1,222,766)	(7,412,500)	(4,832,624)	(13,195,054)	(1,845,924)	(9,516,732)	748,578	(1,608,848)
Surrenders (note 6)	(4,730,061)	(11,971,226)	(4,190,231)	(15,708,500)	(745,502)	(4,072,626)	(9,482,188)	(5,320,332)
Death benefits (note 4)	(297,737)	(255,046)	(300,161)	(271,136)	(156,750)	(66,840)	(109,513)	(29,950)
Net policy repayments (loans) (note 5)	(715,261)	(744,550)	(973,193)	(658,242)	(68,547)	(134,236)	(259,760)	(288,352)
Deductions for surrender charges (note 2d)	(218,615)	(361,920)	(318,657)	(491,654)	(37,870)	(41,476)	(92,201)	(95,482)
Redemptions to pay cost of insurance charges and administrative charges (notes 2b and 2c)	(3,938,665)	(4,347,476)	(4,709,990)	(5,448,834)	(936,225)	(1,018,984)	(1,240,859)	(1,535,702)
Asset charges (note 3):
FPVUL & VEL contracts	(227,733)	(206,659)	(243,847)	(237,148)	(45,759)	(45,982)	(58,040)	(61,931)
MSP contracts	(9,452)	(8,604)	(8,061)	(8,323)	(2,117)	(1,974)	(1,764)	(1,786)
SL contracts	(39,619)	(33,932)	(33,457)	(34,472)	(7,564)	(7,344)	(26,278)	(33,543)
Adjustments to maintain reserves	517	(12)	(357)	(4,612)	36	(7)	4,520	(102)

Net equity transactions	(244,469)	(9,585,341)	(4,836,692)	(20,192,709)	(2,114,830)	(11,936,651)	(7,499,185)	(3,099,202)

Net change in contract owners’ equity	18,720,124	(4,496,599)	1,256,335	(15,056,570)	353,367	(11,374,522)	(75,081)	4,445,098
Contract owners’ equity beginning of period	96,013,017	100,509,616	99,652,762	114,709,332	23,645,712	35,020,234	47,413,264	42,968,166

Contract owners’ equity end of period	$114,733,141	96,013,017	100,909,097	99,652,762	23,999,079	23,645,712	47,338,183	47,413,264

CHANGES IN UNITS:
Beginning units	6,711,838	7,385,638	8,629,460	10,540,460	2,215,374	3,219,284	3,443,834	3,624,196

Units purchased	860,926	2,743,364	1,461,572	3,205,097	151,651	544,012	467,094	1,273,529
Units redeemed	(840,252)	(3,417,164)	(1,701,690)	(5,116,097)	(337,317)	(1,547,922)	(917,870)	(1,453,891)

Ending units	6,732,512	6,711,838	8,389,342	8,629,460	2,029,708	2,215,374	2,993,058	3,443,834

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	FidVIPOvSR		FidVIPConS		FidVIPIGBdS		FidVIPGrOpS
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$70,073	(711)	1,836,307	92,541	296,348	150,542	88,641	119,420
Realized gain (loss) on investments	282,979	27,717	11,699,925	4,136,516	(19,947)	(23,034)	640,917	86,856
Change in unrealized gain (loss) on investments	1,463,144	959,109	(9,318,194)	18,430,598	100,550	(108,323)	(47,920)	1,056,050
Reinvested capital gains	52,656	–	15,541,966	23,808	18,136	94,116	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	1,868,852	986,115	19,760,004	22,683,463	395,087	113,301	681,638	1,262,326

Equity transactions:
Purchase payments received from contract owners (note 6)	3,546,542	2,056,868	17,548,803	16,394,398	1,251,199	1,026,212	1,310,585	1,754,880
Transfers between funds	3,202,427	4,639,972	17,996,364	30,213,612	2,768,214	3,150,406	(2,918,008)	(1,134,170)
Surrenders (note 6)	(395,114)	(74,592)	(16,106,681)	(13,859,172)	(266,480)	(245,338)	(708,659)	(1,844,984)
Death benefits (note 4)	(55,623)	(9,904)	(461,959)	(234,250)	(48,217)	(6,042)	(67,362)	(16,488)
Net policy repayments (loans) (note 5)	(132,023)	(133,300)	(958,341)	(1,233,364)	(69,270)	(12,548)	(81,816)	(147,918)
Deductions for surrender charges (note 2d)	(29,900)	(6,544)	(333,435)	(357,934)	(24,824)	(9,022)	(49,983)	(81,292)
Redemptions to pay cost of insurance charges and administrative charges (notes 2b and 2c)	(660,377)	(207,510)	(6,277,815)	(6,103,102)	(401,450)	(319,270)	(717,100)	(844,658)
Asset charges (note 3):
FPVUL & VEL contracts	(40,373)	(9,862)	(366,059)	(299,334)	(24,573)	(14,938)	(44,252)	(46,453)
MSP contracts	(458)	(66)	(10,744)	(8,483)	(1,910)	(1,062)	(1,936)	(1,949)
SL contracts	(6,533)	(1,707)	(58,385)	(42,938)	(7,214)	(5,038)	(8,107)	(8,096)
Adjustments to maintain reserves	35	203	9,345	(3,799)	22	49	(354)	20

Net equity transactions	5,428,603	6,253,558	10,981,093	24,465,634	3,175,497	3,563,409	(3,286,992)	(2,371,108)

Net change in contract owners’ equity	7,297,455	7,239,673	30,741,097	47,149,097	3,570,584	3,676,710	(2,605,354)	(1,108,782)
Contract owners’ equity beginning of period	7,239,673	–	165,940,781	118,791,684	7,429,173	3,752,463	15,704,853	16,813,635

Contract owners’ equity end of period	$14,537,128	7,239,673	196,681,878	165,940,781	10,999,757	7,429,173	13,099,499	15,704,853

CHANGES IN UNITS:
Beginning units	579,174	–	9,413,026	7,531,262	683,006	352,046	1,475,652	1,727,558

Units purchased	513,057	620,775	2,097,457	4,559,276	361,673	369,222	129,102	206,267
Units redeemed	(106,241)	(41,601)	(1,390,619)	(2,677,512)	(74,483)	(38,262)	(444,614)	(458,173)

Ending units	985,990	579,174	10,119,864	9,413,026	970,196	683,006	1,160,140	1,475,652

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	FidVIPMCapS		FidVIPVaIS		FidVIPEnergyS2		FidVIPFree10S
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$49,604	(8,369)	36,639	(3,084)	45,935	11,036	11,056	715
Realized gain (loss) on investments	1,438,084	249,701	33,572	115,688	242,500	107,447	7,228	1,380
Change in unrealized gain (loss) on investments	(1,316,944)	2,420,458	(146,173)	(133,755)	(797,228)	54,320	19,784	4,610
Reinvested capital gains	2,795,083	151,660	1,229,164	181,130	1,001,993	145,810	2,850	–

Net increase (decrease) in contract owners’ equity resulting from operations	2,965,827	2,813,450	1,153,202	159,979	493,200	318,613	40,918	6,705

Equity transactions:
Purchase payments received from contract owners (note 6)	3,825,936	2,951,232	644,976	1,385,438	1,203,767	340,846	18,583	9,194
Transfers between funds	6,536,971	9,715,822	(349,532)	947,812	3,319,981	3,045,578	473,105	151,812
Surrenders (note 6)	(3,816,678)	(674,746)	(184,507)	(875,876)	(165,467)	(57,482)	3	–
Death benefits (note 4)	(40,786)	(1,216)	–	(5,316)	(808)	–	–	–
Net policy repayments (loans) (note 5)	(330,065)	10,872	(39,625)	(59,056)	(112,544)	(299,276)	(1,201)	–
Deductions for surrender charges (note 2d)	(67,158)	(36,688)	(25,372)	(27,204)	(7,584)	(7,448)	(280)	–
Redemptions to pay cost of insurance charges and administrative charges (notes 2b and 2c)	(1,213,577)	(881,710)	(323,644)	(338,404)	(291,800)	(46,042)	(20,727)	(2,716)
Asset charges (note 3):
FPVUL & VEL contracts	(76,557)	(43,826)	(21,447)	(17,472)	(20,518)	(3,121)	(1,085)	(296)
MSP contracts	(2,316)	(1,247)	(329)	(260)	(312)	(65)	(107)	(7)
SL contracts	(12,247)	(6,080)	(972)	(1,356)	(3,452)	(610)	(43)	(18)
Adjustments to maintain reserves	(99)	102	78	33	67	96	3	32

Net equity transactions	4,803,424	11,032,515	(300,374)	1,008,339	3,921,330	2,972,476	468,251	158,001

Net change in contract owners’ equity	7,769,251	13,845,965	852,828	1,168,318	4,414,530	3,291,089	509,169	164,706
Contract owners’ equity beginning of period	21,422,831	7,576,866	7,209,802	6,041,484	3,291,089	–	164,706	–

Contract owners’ equity end of period	$29,192,082	21,422,831	8,062,630	7,209,802	7,705,619	3,291,089	673,875	164,706

CHANGES IN UNITS:
Beginning units	1,032,350	431,128	520,574	448,246	243,526	–	15,242	–

Units purchased	453,110	681,060	46,790	261,816	287,424	274,541	44,856	15,528
Units redeemed	(235,270)	(79,838)	(66,376)	(189,488)	(42,010)	(31,015)	(3,294)	(286)

Ending units	1,250,190	1,032,350	500,988	520,574	488,940	243,526	56,804	15,242

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	FidVIPFree20S		2005 FidVIPFree30S		FrVIPIncSec2		FrVIPRisDiv
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$19,492	3,112	8,990	1,394	329	–	169,336	106,370
Realized gain (loss) on investments	6,147	206	6,659	1,749	5,066	–	315,782	262,438
Change in unrealized gain (loss) on investments	71,282	18,735	31,837	8,629	44,817	–	1,648,834	56,160
Reinvested capital gains	12,045	–	6,386	–	44	–	68,181	66,316

Net increase (decrease) in contract owners’ equity resulting from operations	108,966	22,053	53,872	11,772	50,256	–	2,202,133	491,284

Equity transactions:
Purchase payments received from contract owners (note 6)	364,597	103,284	212,287	13,316	28,203	–	2,325,102	2,098,686
Transfers between funds	349,965	467,838	224,497	247,296	1,254,211	–	625,796	1,800,778
Surrenders (note 6)	9	–	(426)	–	(1)	–	(423,784)	(315,366)
Death benefits (note 4)	–	–	–	–	–	–	(21,819)	(95,850)
Net policy repayments (loans) (note 5)	(6,616)	–	(8,603)	1,516	(6)	–	(81,403)	32,678
Deductions for surrender charges (note 2d)	(568)	–	(361)	–	(109)	–	(38,911)	(22,302)
Redemptions to pay cost of insurance charges and administrative charges (notes 2b and 2c)	(42,888)	(6,724)	(42,662)	(8,108)	(12,723)	–	(734,377)	(722,572)
Asset charges (note 3):
FPVUL & VEL contracts	(2,148)	(319)	(1,547)	(238)	(517)	–	(50,546)	(37,083)
MSP contracts	(1,174)	(29)	(821)	(126)	(45)	–	(1,633)	(1,504)
SL contracts	(922)	(182)	(54)	–	(419)	–	(6,758)	(5,009)
Adjustments to maintain reserves	29	33	22	52	75	–	51	126

Net equity transactions	660,284	563,901	382,332	253,708	1,268,669	–	1,591,718	2,732,582

Net change in contract owners’ equity	769,250	585,954	436,204	265,480	1,318,925	–	3,793,851	3,223,866
Contract owners’ equity beginning of period	585,954	–	265,480	–	–	–	11,930,685	8,706,819

Contract owners’ equity end of period	$1,355,204	585,954	701,684	265,480	1,318,925	–	15,724,536	11,930,685

CHANGES IN UNITS:
Beginning units	52,700	–	23,432	–	–	–	840,480	635,954

Units purchased	60,994	53,370	35,898	24,209	118,860	–	201,976	293,265
Units redeemed	(4,682)	(670)	(4,596)	(777)	(1,270)	–	(99,116)	(88,739)

Ending units	109,012	52,700	54,734	23,432	117,590	–	943,340	840,480

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	FrVIPSmCapV1		FrVIPSmCapV2		FrVIPDevMrk3		FrVIPForSec
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$70,843	50,625	13,727	(3,748)	51,034	457	52,262	65,505
Realized gain (loss) on investments	431,242	312,333	240,327	40,902	211,072	7,969	260,078	331,176
Change in unrealized gain (loss) on investments	535,635	164,953	154,996	74,889	648,770	185,687	419,827	5,302
Reinvested capital gains	298,012	36,068	131,249	–	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	1,335,732	563,979	540,299	112,043	910,876	194,113	732,167	401,983

Equity transactions:
Purchase payments received from contract owners (note 6)	1,306,229	1,077,760	235,901	196,696	452,732	209,176	(315)	326,330
Transfers between funds	1,453,376	2,336,672	482,348	2,137,536	2,114,894	1,691,242	(573,189)	(482,022)
Surrenders (note 6)	(469,855)	(172,148)	(20,907)	(41,170)	(163,461)	(24,274)	(206,312)	(116,026)
Death benefits (note 4)	(23,451)	(4,942)	–	–	–	–	(16,748)	(6,452)
Net policy repayments (loans) (note 5)	(35,601)	(95,420)	–	–	(82,360)	(2,038)	(73,172)	(43,528)
Deductions for surrender charges (note 2d)	(27,685)	(27,576)	–	–	(1,910)	(892)	(9,844)	(6,634)
Redemptions to pay cost of insurance charges and administrative charges (notes 2b and 2c)	(445,862)	(391,454)	(43,957)	(14,272)	(164,247)	(26,054)	(121,456)	(199,476)
Asset charges (note 3):
FPVUL & VEL contracts	(30,065)	(19,615)	–	–	(11,541)	(1,466)	(11,567)	(12,250)
MSP contracts	(936)	(590)	–	–	(662)	(37)	(490)	(389)
SL contracts	(3,931)	(1,864)	–	–	(3,092)	(212)	(2,351)	(2,432)
Adjustments to maintain reserves	52	60	(11)	27	152	60	15	9

Net equity transactions	1,722,271	2,700,883	653,374	2,278,817	2,140,505	1,845,505	(1,015,429)	(542,870)

Net change in contract owners’ equity	3,058,003	3,264,862	1,193,673	2,390,860	3,051,381	2,039,618	(283,262)	(140,887)
Contract owners’ equity beginning of period	7,199,539	3,934,677	2,390,860	–	2,039,618	–	3,984,911	4,125,798

Contract owners’ equity end of period	$10,257,542	7,199,539	3,584,533	2,390,860	5,090,999	2,039,618	3,701,649	3,984,911

CHANGES IN UNITS:
Beginning units	398,540	237,384	210,812	–	159,292	–	228,680	261,568

Units purchased	132,665	201,690	108,814	213,805	179,373	163,904	2	38,499
Units redeemed	(47,143)	(40,534)	(48,868)	(2,993)	(28,443)	(4,612)	(54,130)	(71,387)

Ending units	484,062	398,540	270,758	210,812	310,222	159,292	174,552	228,680

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	FrVIPForSec2		FrVIPForSec3		FrVIPGlInc3		GVITAstAll2
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$148,526	87,022	58,304	6,397	29,118	5,901	28,982	–
Realized gain (loss) on investments	1,391,025	1,534,763	130,520	55,569	17,697	(6,244)	(347)	–
Change in unrealized gain (loss) on investments	1,461,209	(600,489)	667,348	165,707	73,043	4,235	50,812	–
Reinvested capital gains	–	–	–	–	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	3,000,760	1,021,296	856,172	227,673	119,858	3,892	79,447	–

Equity transactions:
Purchase payments received from contract owners (note 6)	1,607,395	2,131,210	1,016,358	601,634	149,898	16,304	129,152	–
Transfers between funds	2,089,207	2,125,994	1,824,194	2,105,088	1,036,967	529,856	1,596,575	–
Surrenders (note 6)	(594,945)	(3,701,404)	(165,303)	(21,206)	(222,510)	(11,680)	(17,173)	–
Death benefits (note 4)	(10,158)	(18,098)	(4,801)	(78)	–	–	–	–
Net policy repayments (loans) (note 5)	(13,754)	(32,960)	(180,431)	(152,176)	(9,774)	(582)	(568)	–
Deductions for surrender charges (note 2d)	–	–	(10,743)	(2,554)	(5,959)	(774)	(308)	–
Redemptions to pay cost of insurance charges and administrative charges (notes 2b and 2c)	(318,638)	(248,898)	(183,405)	(67,610)	(46,237)	(9,576)	(31,978)	–
Asset charges (note 3):
FPVUL & VEL contracts	–	–	(12,978)	(3,636)	(2,905)	(565)	(2,072)	–
MSP contracts	–	–	(109)	(6)	(61)	(3)	(187)	–
SL contracts	–	–	(3,195)	(681)	(364)	(37)	(247)	–
Adjustments to maintain reserves	3,496	71	43	135	41	69	74	–

Net equity transactions	2,762,603	255,915	2,279,630	2,458,910	899,096	523,012	1,673,268	–

Net change in contract owners’ equity	5,763,363	1,277,211	3,135,802	2,686,583	1,018,954	526,904	1,752,715	–
Contract owners’ equity beginning of period	13,309,809	12,032,598	2,686,583	–	526,904	–	–	–

Contract owners’ equity end of period	$19,073,172	13,309,809	5,822,385	2,686,583	1,545,858	526,904	1,752,715	–

CHANGES IN UNITS:
Beginning units	821,632	814,750	237,992	–	53,324	–	–	–

Units purchased	232,395	577,671	230,149	261,576	109,281	55,698	172,330	–
Units redeemed	(81,773)	(570,789)	(43,495)	(23,584)	(23,965)	(2,374)	(6,306)	–

Ending units	972,254	821,632	424,646	237,992	138,640	53,324	166,024	–

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	GVITBnd2		GVITGlobGr2		GVITGrowth2		GVITIntValI
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$2,413	–	1,684	–	10,186	–	65,708	55,001
Realized gain (loss) on investments	–	–	(210)	–	(2,201)	–	121,786	382,048
Change in unrealized gain (loss) on investments	8,969	–	100,276	–	69,921	–	262,686	(201,407)
Reinvested capital gains	–	–	–	–	–	–	202,934	164,802

Net increase (decrease) in contract owners’ equity resulting from operations	11,382	–	101,750	–	77,906	–	653,114	400,444

Equity transactions:
Purchase payments received from contract owners (note 6)	24,483	–	78,774	–	76,929	–	3,238	427,864
Transfers between funds	715,789	–	1,478,713	–	1,631,125	–	(551,440)	(1,727,918)
Surrenders (note 6)	–	–	(70)	–	(414)	–	(116,109)	(166,130)
Death benefits (note 4)	–	–	–	–	–	–	–	(1,214)
Net policy repayments (loans) (note 5)	82	–	(122)	–	(9,701)	–	(27,720)	(64,012)
Deductions for surrender charges (note 2d)	(212)	–	(112)	–	(109)	–	(5,448)	(14,418)
Redemptions to pay cost of insurance charges and administrative charges (notes 2b and 2c)	(6,887)	–	(21,893)	–	(26,707)	–	(132,330)	(249,934)
Asset charges (note 3):
FPVUL & VEL contracts	(429)	–	(1,462)	–	(1,844)	–	(10,702)	(14,294)
MSP contracts	(30)	–	(128)	–	(75)	–	(455)	(419)
SL contracts	(49)	–	(252)	–	(502)	–	(1,562)	(1,722)
Adjustments to maintain reserves	41	–	72	–	67	–	(192)	(6,014)

Net equity transactions	732,788	–	1,533,520	–	1,668,769	–	(842,720)	(1,818,211)

Net change in contract owners’ equity	744,170	–	1,635,270	–	1,746,675	–	(189,606)	(1,417,767)
Contract owners’ equity beginning of period	–	–	–	–	–	–	3,299,855	4,717,622

Contract owners’ equity end of period	$744,170	–	1,635,270	–	1,746,675	–	3,110,249	3,299,855

CHANGES IN UNITS:
Beginning units	–	–	–	–	–	–	175,520	281,276

Units purchased	71,349	–	153,273	–	172,788	–	76	30,182
Units redeemed	(737)	–	(2,447)	–	(4,262)	–	(40,734)	(135,938)

Ending units	70,612	–	150,826	–	168,526	–	134,862	175,520

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	GVITIntVal3		GVITEmMrkts		GVITEmMrkts3		GVITFHiInc
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$123,878	27,628	124,907	62,640	71,767	5,044	1,761,889	2,109,153
Realized gain (loss) on investments	222,573	12,994	2,198,970	262,189	430,240	82,878	(62,770)	322,559
Change in unrealized gain (loss) on investments	496,243	329,682	4,849,580	2,255,101	2,317,091	257,113	711,651	(2,006,710)
Reinvested capital gains	403,845	44,172	275,455	1,416,338	116,408	436,362	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	1,246,539	414,476	7,448,912	3,996,268	2,935,506	781,397	2,410,770	425,002

Equity transactions:
Purchase payments received from contract owners (note 6)	1,490,965	804,678	2,047,791	1,063,272	1,520,378	918,556	2,723,130	6,373,758
Transfers between funds	1,415,870	3,739,026	4,726,439	2,726,062	3,261,982	4,881,610	(1,664,758)	(6,839,472)
Surrenders (note 6)	(199,484)	(30,996)	(900,293)	(927,718)	(263,722)	(74,868)	(244,854)	(14,345,400)
Death benefits (note 4)	(19,679)	(4,740)	(146,656)	(8,862)	(26,594)	–	(19,579)	(65,406)
Net policy repayments (loans) (note 5)	(88,948)	(175,306)	6,408	(200,718)	(124,005)	(242,554)	(435,512)	(785,914)
Deductions for surrender charges (note 2d)	(10,673)	(5,070)	(28,669)	(23,722)	(15,025)	(3,340)	(19,998)	(57,228)
Redemptions to pay cost of insurance charges and administrative charges (notes 2b and 2c)	(320,567)	(127,042)	(508,763)	(517,360)	(409,734)	(87,142)	(579,721)	(1,041,276)
Asset charges (note 3):
FPVUL & VEL contracts	(22,271)	(6,801)	(23,414)	(22,865)	(28,192)	(4,316)	(28,257)	(37,212)
MSP contracts	(303)	(37)	(835)	(673)	(598)	(36)	(1,365)	(1,470)
SL contracts	(2,726)	(598)	(2,994)	(2,600)	(4,669)	(798)	(22,279)	(25,315)
Adjustments to maintain reserves	48	87	1,285	(79)	110	78	65	(3)

Net equity transactions	2,242,232	4,193,201	5,170,299	2,084,737	3,909,931	5,387,190	(293,128)	(16,824,938)

Net change in contract owners’ equity	3,488,771	4,607,677	12,619,211	6,081,005	6,845,437	6,168,587	2,117,642	(16,399,936)
Contract owners’ equity beginning of period	4,607,677	–	17,268,062	11,187,057	6,168,587	–	23,199,517	39,599,453

Contract owners’ equity end of period	$8,096,448	4,607,677	29,887,273	17,268,062	13,014,024	6,168,587	25,317,159	23,199,517

CHANGES IN UNITS:
Beginning units	402,348	–	939,440	804,812	462,520	–	1,577,566	2,744,224

Units purchased	224,783	434,685	391,752	529,950	308,894	493,064	258,754	789,445
Units redeemed	(51,151)	(32,337)	(135,754)	(395,322)	(57,306)	(30,544)	(281,078)	(1,956,103)

Ending units	575,980	402,348	1,195,438	939,440	714,108	462,520	1,555,242	1,577,566

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	GVITFHiInc3		GVITGlFin		GVITGlHlth		GVITGlHlth3
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$475,086	183,162	78,715	45,006	(3,910)	(4,508)	–	(107)
Realized gain (loss) on investments	(15,183)	1,336	87,121	88,039	40,812	204,903	(93,374)	2,277
Change in unrealized gain (loss) on investments	168,615	(93,976)	41,527	(184,975)	68,815	(259,358)	104,691	(95,828)
Reinvested capital gains	–	–	557,756	289,878	–	503,492	–	125,938

Net increase (decrease) in contract owners’ equity resulting from operations	628,518	90,522	765,119	237,948	105,717	444,529	11,317	32,280

Equity transactions:
Purchase payments received from contract owners (note 6)	2,365,950	1,495,072	252,871	281,046	244,547	481,804	514,644	366,960
Transfers between funds	1,328,322	2,962,702	1,118,235	225,740	(629,374)	(403,358)	615,233	1,012,502
Surrenders (note 6)	(347,150)	(50,746)	(355,946)	(256,480)	(235,027)	(924,374)	(73,648)	(15,840)
Death benefits (note 4)	(120,074)	(14)	(4,905)	(2,932)	(49,442)	(5,272)	(18,809)	–
Net policy repayments (loans) (note 5)	118,992	134,332	(45,529)	(32,252)	(27,307)	(59,736)	31,729	16,666
Deductions for surrender charges (note 2d)	(15,799)	(4,498)	(9,913)	(3,222)	(11,144)	(17,834)	(9,427)	(1,140)
Redemptions to pay cost of insurance charges and administrative charges (notes 2b and 2c)	(280,933)	(94,782)	(151,301)	(115,474)	(105,361)	(222,078)	(94,826)	(31,544)
Asset charges (note 3):
FPVUL & VEL contracts	(15,308)	(4,684)	(6,565)	(5,550)	(6,834)	(9,417)	(6,493)	(1,584)
MSP contracts	(190)	(17)	(16)	(54)	(214)	(228)	(12)	–
SL contracts	(8,008)	(2,149)	(1,782)	(1,022)	(1,413)	(1,895)	(1,618)	(395)
Adjustments to maintain reserves	(6)	303	118	(9)	(38)	53	22	108

Net equity transactions	3,025,796	4,435,519	795,267	89,791	(821,607)	(1,162,335)	956,795	1,345,733

Net change in contract owners’ equity	3,654,314	4,526,041	1,560,386	327,739	(715,890)	(717,806)	968,112	1,378,013
Contract owners’ equity beginning of period	4,526,041	–	3,327,285	2,999,546	4,246,789	4,964,595	1,378,013	–

Contract owners’ equity end of period	$8,180,355	4,526,041	4,887,671	3,327,285	3,530,899	4,246,789	2,346,125	1,378,013

CHANGES IN UNITS:
Beginning units	429,384	–	202,412	203,038	319,476	404,734	128,282	–

Units purchased	366,115	462,157	81,896	165,679	25,905	147,634	108,396	134,867
Units redeemed	(93,799)	(32,773)	(36,934)	(166,305)	(86,139)	(232,892)	(24,020)	(6,585)

Ending units	701,700	429,384	247,374	202,412	259,242	319,476	212,658	128,282

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	GVITGlTech		GVITGlTech3		GVITGlUtl		GVITGvtBd
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$(7,319)	(6,698)	–	(86)	80,246	60,298	4,274,357	4,759,437
Realized gain (loss) on investments	68,309	(525,154)	76,865	21,549	12	253,457	(4,154,742)	(2,242,014)
Change in unrealized gain (loss) on investments	460,052	56,940	104,554	27,832	680,567	(476,164)	2,016,604	1,197,817
Reinvested capital gains	–	–	–	–	232,606	343,590	841,510	236,680

Net increase (decrease) in contract owners’ equity resulting from operations	521,042	(474,912)	181,419	49,295	993,431	181,181	2,977,729	3,951,920

Equity transactions:
Purchase payments received from contract owners (note 6)	287,298	714,700	440,135	385,176	296,736	356,450	12,600,167	21,911,980
Transfers between funds	94,884	(4,730,636)	356,995	723,270	1,100,262	(175,202)	(12,812,837)	(5,115,464)
Surrenders (note 6)	(180,565)	(507,860)	(60,392)	(42,726)	(163,364)	(722,856)	(35,315,367)	(21,786,506)
Death benefits (note 4)	(4,826)	(4,632)	(584)	–	(141)	(760)	(473,758)	(133,674)
Net policy repayments (loans) (note 5)	(60,942)	(53,680)	(50,683)	15,336	(32,111)	(43,628)	1,302,396	(502,924)
Deductions for surrender charges (note 2d)	(9,272)	(13,206)	(10,362)	(2,848)	(11,689)	(3,230)	(204,806)	(187,848)
Redemptions to pay cost of insurance charges and administrative charges (notes 2b and 2c)	(157,767)	(249,672)	(87,361)	(28,138)	(99,654)	(116,492)	(3,202,073)	(4,017,174)
Asset charges (note 3):
FPVUL & VEL contracts	(7,600)	(9,991)	(5,542)	(1,371)	(7,464)	(6,287)	(118,452)	(114,859)
MSP contracts	(332)	(361)	(70)	(6)	(487)	(462)	(14,367)	(15,592)
SL contracts	(789)	(824)	(577)	(151)	(995)	(1,553)	(61,790)	(87,766)
Adjustments to maintain reserves	(448)	(1)	35	166	33	42	506	85

Net equity transactions	(40,359)	(4,856,163)	581,594	1,048,708	1,081,126	(713,978)	(38,300,381)	(10,049,742)

Net change in contract owners’ equity	480,683	(5,331,075)	763,013	1,098,003	2,074,557	(532,797)	(35,322,652)	(6,097,822)
Contract owners’ equity beginning of period	5,158,177	10,489,252	1,098,003	–	2,279,588	2,812,385	133,664,356	139,762,178

Contract owners’ equity end of period	$5,638,860	5,158,177	1,861,016	1,098,003	4,354,145	2,279,588	98,341,704	133,664,356

CHANGES IN UNITS:
Beginning units	1,635,356	3,306,446	89,142	–	153,292	201,304	9,534,524	10,130,786

Units purchased	281,687	673,755	69,527	95,265	85,389	68,084	969,433	3,838,241
Units redeemed	(303,167)	(2,344,845)	(22,655)	(6,123)	(25,833)	(116,096)	(3,716,401)	(4,434,503)

Ending units	1,613,876	1,635,356	136,014	89,142	212,848	153,292	6,787,556	9,534,524

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	GVITGrowth		GVITIntGro		GVITIntIdx6		GVITIDAgg2
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$6,492	10,461	51,667	25,055	2,038	–	421,795	289,190
Realized gain (loss) on investments	106,037	(40,719)	398,037	268,998	(153)	–	642,528	615,352
Change in unrealized gain (loss) on investments	848,404	1,040,630	1,594,606	343,491	16,309	–	1,918,101	12,811
Reinvested capital gains	–	–	11,773	7,948	–	–	295,325	327,252

Net increase (decrease) in contract owners’ equity resulting from operations	960,933	1,010,372	2,056,083	645,492	18,194	–	3,277,749	1,244,605

Equity transactions:
Purchase payments received from contract owners (note 6)	2,372,877	2,709,490	395,774	267,878	25,584	–	4,170,763	3,447,214
Transfers between funds	(862,076)	(440,902)	4,150,649	1,185,928	183,642	–	1,559,482	2,915,728
Surrenders (note 6)	(642,622)	(868,508)	(276,718)	(313,778)	(17)	–	(759,549)	(787,234)
Death benefits (note 4)	(126,564)	(43,706)	(847)	(2)	–	–	(32,296)	(3,628)
Net policy repayments (loans) (note 5)	(183,520)	(177,162)	(34,525)	(2,814)	(300)	–	(141,702)	(96,544)
Deductions for surrender charges (note 2d)	(74,252)	(77,088)	(3,557)	(5,918)	(158)	–	(140,694)	(131,596)
Redemptions to pay cost of insurance charges and administrative charges (notes 2b and 2c)	(1,233,859)	(1,345,570)	(177,826)	(90,300)	(3,539)	–	(1,304,561)	(1,180,948)
Asset charges (note 3):
FPVUL & VEL contracts	(70,082)	(68,772)	(12,673)	(4,638)	(246)	–	(64,191)	(43,587)
MSP contracts	(2,065)	(2,172)	(372)	(245)	–	–	(1,766)	(477)
SL contracts	(7,477)	(7,459)	(1,302)	(190)	(61)	–	(3,840)	(4,658)
Adjustments to maintain reserves	804	19	77	39	72	–	(82)	146

Net equity transactions	(828,836)	(321,830)	4,038,680	1,035,960	204,977	–	3,281,564	4,114,416

Net change in contract owners’ equity	132,097	688,542	6,094,763	1,681,452	223,171	–	6,559,313	5,359,021
Contract owners’ equity beginning of period	16,638,165	15,949,623	3,563,893	1,882,441	–	–	18,459,692	13,100,671

Contract owners’ equity end of period	$16,770,262	16,638,165	9,658,656	3,563,893	223,171	–	25,019,005	18,459,692

CHANGES IN UNITS:
Beginning units	2,151,666	2,195,790	354,044	243,720	–	–	1,368,528	1,046,694

Units purchased	314,518	485,451	408,362	189,792	21,043	–	521,691	573,546
Units redeemed	(424,474)	(529,575)	(41,694)	(79,468)	(709)	–	(300,459)	(251,712)

Ending units	2,041,710	2,151,666	720,712	354,044	20,334	–	1,589,760	1,368,528

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	GVITIDCon2		GVITIDMod2		GVITIDModAg2		GVITIDModCon2
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$379,907	234,921	1,327,498	897,528	1,316,373	938,989	629,411	416,545
Realized gain (loss) on investments	(14,713)	219,555	962,021	744,897	1,886,692	1,254,258	467,967	353,988
Change in unrealized gain (loss) on investments	238,962	(329,049)	3,146,924	(103,063)	4,291,540	122,125	474,133	(382,105)
Reinvested capital gains	123,826	199,790	502,972	708,206	725,912	999,754	317,513	319,252

Net increase (decrease) in contract owners’ equity resulting from operations	727,982	325,217	5,939,415	2,247,568	8,220,517	3,315,126	1,889,024	707,680

Equity transactions:
Purchase payments received from contract owners (note 6)	1,151,953	2,136,868	9,853,038	9,144,332	11,456,107	11,048,024	5,966,130	2,403,516
Transfers between funds	2,758,814	6,892,036	5,612,064	8,129,376	5,087,005	9,653,958	(1,087,071)	5,932,492
Surrenders (note 6)	(435,324)	(7,199,914)	(1,896,681)	(1,604,592)	(4,308,782)	(3,544,782)	(331,084)	(961,250)
Death benefits (note 4)	(73,137)	(16,968)	(134,336)	(33,088)	(7,042)	(6,712)	(475)	(275,142)
Net policy repayments (loans) (note 5)	(24,239)	(24,024)	(223,847)	(582,182)	(775,310)	(262,200)	(47,914)	(28,104)
Deductions for surrender charges (note 2d)	(33,334)	(19,818)	(266,778)	(197,606)	(389,030)	(354,622)	(36,396)	(73,072)
Redemptions to pay cost of insurance charges and administrative charges (notes 2b and 2c)	(580,940)	(585,678)	(3,236,018)	(3,021,900)	(3,731,750)	(3,441,332)	(926,995)	(860,714)
Asset charges (note 3):
FPVUL & VEL contracts	(22,125)	(15,957)	(169,493)	(116,128)	(220,543)	(144,086)	(42,604)	(29,899)
MSP contracts	(6,270)	(4,901)	(19,056)	(10,823)	(10,524)	(7,326)	(8,059)	(5,848)
SL contracts	(4,480)	(5,037)	(22,344)	(14,565)	(25,375)	(14,989)	(6,535)	(7,150)
Adjustments to maintain reserves	(4)	(1)	(879)	185	216	77	(347)	178

Net equity transactions	2,730,914	1,156,606	9,495,670	11,693,009	7,074,972	12,926,010	3,478,650	6,095,007

Net change in contract owners’ equity	3,458,896	1,481,823	15,435,085	13,940,577	15,295,489	16,241,136	5,367,674	6,802,687
Contract owners’ equity beginning of period	9,636,698	8,154,875	46,610,859	32,670,282	52,372,408	36,131,272	20,710,809	13,908,122

Contract owners’ equity end of period	$13,095,594	9,636,698	62,045,944	46,610,859	67,667,897	52,372,408	26,078,483	20,710,809

CHANGES IN UNITS:
Beginning units	823,092	719,758	3,688,566	2,721,654	3,969,980	2,932,166	1,697,008	1,186,558

Units purchased	415,079	939,743	1,222,494	1,591,266	1,222,174	1,784,437	509,644	879,817
Units redeemed	(180,433)	(836,409)	(496,766)	(624,354)	(711,508)	(746,623)	(229,654)	(369,367)

Ending units	1,057,738	823,092	4,414,294	3,688,566	4,480,646	3,969,980	1,976,998	1,697,008

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	GVITJPBal		GVITMdCpGr		GVITMdCpIdx		GVITMyMkt
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$416,379	381,003	(4,698)	(7,156)	781,312	623,730	5,057,915	3,194,754
Realized gain (loss) on investments	1,350,548	984,632	503,082	3,895,659	8,050,335	2,511,390	–	–
Change in unrealized gain (loss) on investments	439,493	(887,239)	1,011,753	(3,047,260)	(3,099,405)	545,209	–	–
Reinvested capital gains	–	–	–	–	1,086,719	4,400,544	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	2,206,420	478,396	1,510,137	841,243	6,818,961	8,080,873	5,057,915	3,194,754

Equity transactions:
Purchase payments received from contract owners (note 6)	1,369,428	2,349,346	1,834,830	2,403,218	8,244,490	9,342,156	36,245,767	59,551,946
Transfers between funds	(1,657,342)	(1,165,522)	(417,382)	(11,690,018)	2,100,457	3,263,140	(20,282,149)	(42,927,020)
Surrenders (note 6)	(2,865,306)	(1,832,352)	(632,057)	(3,225,070)	(9,627,323)	(6,689,850)	(14,591,642)	(15,681,862)
Death benefits (note 4)	(62,754)	(218,846)	(20,321)	(17,596)	(172,854)	(139,284)	(430,692)	(412,398)
Net policy repayments (loans) (note 5)	(69,838)	(125,112)	(142,757)	(195,112)	(485,363)	(429,490)	(682,250)	(6,812)
Deductions for surrender charges (note 2d)	(119,984)	(50,382)	(56,726)	(68,996)	(148,453)	(128,538)	(850,181)	(1,280,192)
Redemptions to pay cost of insurance charges and administrative charges (notes 2b and 2c)	(757,970)	(930,210)	(903,004)	(977,532)	(2,197,872)	(2,271,002)	(7,954,613)	(9,684,038)
Asset charges (note 3):
FPVUL & VEL contracts	(42,576)	(42,879)	(53,009)	(48,945)	(113,884)	(98,800)	(370,746)	(384,378)
MSP contracts	(2,310)	(2,511)	(1,510)	(1,022)	(1,996)	(1,704)	(31,321)	(25,514)
SL contracts	(11,159)	(9,929)	(7,634)	(6,129)	(37,493)	(40,622)	(84,568)	(80,260)
Adjustments to maintain reserves	317	(697)	43	(2)	(231)	72	(5,168)	149,406

Net equity transactions	(4,219,494)	(2,029,094)	(399,527)	(13,827,204)	(2,440,522)	2,806,078	(9,037,563)	(10,781,122)

Net change in contract owners’ equity	(2,013,074)	(1,550,698)	1,110,610	(12,985,961)	4,378,439	10,886,951	(3,979,648)	(7,586,368)
Contract owners’ equity beginning of period	19,418,437	20,969,135	16,311,235	29,297,196	76,859,666	65,972,715	119,443,228	127,029,596

Contract owners’ equity end of period	$17,405,363	19,418,437	17,421,845	16,311,235	81,238,105	76,859,666	115,463,580	119,443,228

CHANGES IN UNITS:
Beginning units	1,645,674	1,828,006	1,253,052	2,993,638	3,939,766	3,680,328	9,499,298	10,347,602

Units purchased	120,149	503,846	140,282	432,791	779,224	1,562,959	2,837,447	5,033,223
Units redeemed	(450,159)	(686,178)	(175,494)	(2,173,377)	(818,706)	(1,303,521)	(3,553,307)	(5,881,527)

Ending units	1,315,664	1,645,674	1,217,840	1,253,052	3,900,284	3,939,766	8,783,438	9,499,298

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	GVITMyMkt5		GVITNWFund		GVITNWLead		GVITSmCapGr
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$10,857,311	8,508,706	4,901,772	2,693,622	7,431	10,016	(23,290)	(26,072)
Realized gain (loss) on investments	–	–	1,402,245	651,321	738	78,658	2,136,273	1,655,433
Change in unrealized gain (loss) on investments	–	–	56,960,310	22,877,449	83,224	(134,132)	(1,500,638)	(103,778)
Reinvested capital gains	–	–	–	–	113,501	131,530	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	10,857,311	8,508,706	63,264,327	26,222,392	204,894	86,072	612,345	1,525,583

Equity transactions:
Purchase payments received from contract owners (note 6)	174,454,959	206,045,210	5,631,009	6,624,320	95,367	81,950	3,156,568	4,919,556
Transfers between funds	(26,589,546)	(318,477,526)	(1,739,199)	204,038,642	422,280	280,028	500,782	(4,744,034)
Surrenders (note 6)	(19,445,282)	(90,778,732)	(2,132,968)	(3,009,076)	(2,965)	(283,570)	(6,177,383)	(3,131,300)
Death benefits (note 4)	(68,864)	(118,810)	(332,227)	(251,798)	–	(2)	(55,315)	(22,744)
Net policy repayments (loans) (note 5)	217,926	(677,190)	(752,529)	(648,492)	(1,611)	39,324	(131,546)	(230,390)
Deductions for surrender charges (note 2d)	–	–	(193,180)	(263,592)	(480)	(4,038)	(46,363)	(69,526)
Redemptions to pay cost of insurance charges and administrative charges (notes 2b and 2c)	(4,077,600)	(5,512,548)	(5,735,389)	(5,077,432)	(32,855)	(33,634)	(863,076)	(964,198)
Asset charges (note 3):
FPVUL & VEL contracts	–	–	(193,484)	(184,722)	(2,578)	(1,679)	(51,213)	(45,750)
MSP contracts	–	–	(14,263)	(13,351)	–	–	(1,246)	(793)
SL contracts	–	–	(15,690)	(15,435)	(714)	(49)	(11,542)	(14,601)
Adjustments to maintain reserves	10,439	(1,022)	4,424	2,184	27	4	(6,453)	(2,405)

Net equity transactions	124,502,032	(209,520,618)	(5,473,496)	201,201,248	476,471	78,334	(3,686,787)	(4,306,185)

Net change in contract owners’ equity	135,359,343	(201,011,912)	57,790,831	227,423,640	681,365	164,406	(3,074,442)	(2,780,602)
Contract owners’ equity beginning of period	196,203,033	397,214,945	470,939,668	243,516,028	864,230	699,824	26,005,927	28,786,529

Contract owners’ equity end of period	$331,562,376	196,203,033	528,730,499	470,939,668	1,545,595	864,230	22,931,485	26,005,927

CHANGES IN UNITS:
Beginning units	18,911,688	39,192,402	41,489,502	22,700,198	62,358	55,742	1,555,282	1,863,398

Units purchased	20,441,450	27,053,095	444,215	19,832,722	48,609	32,344	349,644	618,362
Units redeemed	(8,778,248)	(47,333,809)	(863,645)	(1,043,418)	(14,997)	(25,728)	(574,870)	(926,478)

Ending units	30,574,890	18,911,688	41,070,072	41,489,502	95,970	62,358	1,330,056	1,555,282

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	GVITSmCapVal		GVITSmComp		GVITTGroFoc		GVITUSGro
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$282,031	(51,701)	(61,522)	(170,116)	–	–	14,099	(3,737)
Realized gain (loss) on investments	12,069,014	3,010,666	13,129,717	3,737,587	–	–	(68,320)	97,675
Change in unrealized gain (loss) on investments	(5,079,969)	(10,694,552)	(3,983,920)	(4,647,318)	–	–	(200,490)	(551,367)
Reinvested capital gains	6,169,351	9,974,530	2,239,910	12,618,912	–	–	130,686	967,114

Net increase (decrease) in contract owners’ equity resulting from operations	13,440,427	2,238,943	11,324,185	11,539,065	–	–	(124,025)	509,685

Equity transactions:
Purchase payments received from contract owners (note 6)	7,852,968	11,548,638	11,006,301	13,189,146	(314)	582	700,449	618,688
Transfers between funds	(11,917,583)	(6,831,554)	(18,838,133)	6,068,378	(158)	(3,206)	123,032	2,635,942
Surrenders (note 6)	(11,019,125)	(9,258,820)	(6,025,856)	(8,628,358)	–	–	(590,255)	(800,512)
Death benefits (note 4)	(625,733)	(134,276)	(260,687)	(173,698)	–	–	(26,342)	(4,592)
Net policy repayments (loans) (note 5)	(465,834)	(447,176)	(364,919)	(121,272)	45	–	(46,269)	(31,166)
Deductions for surrender charges (note 2d)	(175,861)	(227,778)	(139,993)	(151,950)	–	–	(14,853)	(8,178)
Redemptions to pay cost of insurance charges and administrative charges (notes 2b and 2c)	(2,819,571)	(3,327,252)	(3,096,872)	(3,277,318)	427	2,568	(244,363)	(212,052)
Asset charges (note 3):
FPVUL & VEL contracts	(167,018)	(164,326)	(158,429)	(138,233)	–	54	(13,600)	(9,349)
MSP contracts	(5,158)	(5,167)	(5,020)	(4,247)	–	–	(442)	(327)
SL contracts	(28,628)	(31,488)	(24,669)	(23,268)	–	–	(2,313)	(1,229)
Adjustments to maintain reserves	95	(4,800)	(62,516)	189	–	2	55	(12)

Net equity transactions	(19,371,448)	(8,883,999)	(17,970,793)	6,739,369	–	–	(114,901)	2,187,213

Net change in contract owners’ equity	(5,931,021)	(6,645,056)	(6,646,608)	18,278,434	–	–	(238,926)	2,696,898
Contract owners’ equity beginning of period	86,244,409	92,889,465	107,929,871	89,651,437	–	–	6,780,459	4,083,561

Contract owners’ equity end of period	$80,313,388	86,244,409	101,283,263	107,929,871	–	–	6,541,533	6,780,459

CHANGES IN UNITS:
Beginning units	3,867,500	4,231,442	5,767,374	4,948,194	–	–	431,480	290,806

Units purchased	361,356	1,603,362	715,029	3,368,175	49	1,416	84,716	228,574
Units redeemed	(1,193,008)	(1,967,304)	(1,674,711)	(2,548,995)	(49)	(1,416)	(98,258)	(87,900)

Ending units	3,035,848	3,867,500	4,807,692	5,767,374	–	–	417,938	431,480

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	GVITVKVal		GVITMltSec		GVITWLead		GSVMdCpV
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$215,731	156,510	702,956	704,651	44,960	49,630	447,368	154,348
Realized gain (loss) on investments	611,592	1,305,284	14,731	55,235	397,546	1,186,830	1,527,282	3,824,811
Change in unrealized gain (loss) on investments	499,983	(1,324,762)	51,097	(490,913)	800,472	(451,565)	565,343	(2,832,569)
Reinvested capital gains	577,219	280,896	38,017	105,992	–	–	6,847,239	4,779,360

Net increase (decrease) in contract owners’ equity resulting from operations	1,904,525	417,928	806,801	374,965	1,242,978	784,895	9,387,232	5,925,950

Equity transactions:
Purchase payments received from contract owners (note 6)	1,717,353	1,658,134	1,807,496	2,328,590	415,550	470,616	9,151,404	8,697,054
Transfers between funds	347,555	(1,053,884)	(1,130,497)	6,286,074	(215,873)	(353,660)	1,717,030	19,116,412
Surrenders (note 6)	(563,976)	(971,204)	(1,536,865)	(2,489,696)	(292,759)	(658,382)	(4,345,371)	(16,028,218)
Death benefits (note 4)	(130,765)	(20,678)	(285,442)	(86,920)	(5,633)	(5,270)	(44,468)	(36,842)
Net policy repayments (loans) (note 5)	(128,466)	(51,712)	(5,560)	(127,030)	(34,245)	(23,198)	(253)	(1,252)
Deductions for surrender charges (note 2d)	(34,111)	(34,204)	(25,056)	(51,082)	(8,990)	(29,412)	–	–
Redemptions to pay cost of insurance charges and administrative charges (notes 2b and 2c)	(611,392)	(575,530)	(605,722)	(737,666)	(258,860)	(266,276)	(860,787)	(824,296)
Asset charges (note 3):
FPVUL & VEL contracts	(43,708)	(29,150)	(32,124)	(28,630)	(17,581)	(14,568)	–	–
MSP contracts	(1,297)	(1,230)	(3,307)	(3,643)	(379)	(313)	–	–
SL contracts	(5,807)	(3,818)	(5,862)	(4,972)	(1,912)	(1,523)	–	–
Adjustments to maintain reserves	99	(65)	(8)	61	26	(15)	1,371	150

Net equity transactions	545,485	(1,083,341)	(1,822,947)	5,085,086	(420,656)	(882,001)	5,618,926	10,923,008

Net change in contract owners’ equity	2,450,010	(665,413)	(1,016,146)	5,460,051	822,322	(97,106)	15,006,158	16,848,958
Contract owners’ equity beginning of period	11,170,215	11,835,628	19,551,800	14,091,749	4,920,120	5,017,226	54,741,504	37,892,546

Contract owners’ equity end of period	$13,620,225	11,170,215	18,535,654	19,551,800	5,742,442	4,920,120	69,747,662	54,741,504

CHANGES IN UNITS:
Beginning units	873,378	1,010,062	1,351,476	980,208	354,722	440,648	3,064,044	2,386,580

Units purchased	175,325	292,506	158,491	824,057	25,803	189,720	659,984	2,517,363
Units redeemed	(131,115)	(429,190)	(291,507)	(452,789)	(52,953)	(275,646)	(354,142)	(1,839,899)

Ending units	917,588	873,378	1,218,460	1,351,476	327,572	354,722	3,369,886	3,064,044

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	JanBal		JanForty		JanGlTech		JanRMgCore
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$140,956	152,654	19,557	(34,927)	(4,761)	(3,541)	677	5,763
Realized gain (loss) on investments	718,982	459,986	4,052,326	3,013,007	727,508	(476,937)	(6,169)	6,996
Change in unrealized gain (loss) on investments	(247,691)	26,626	(196,228)	1,708,676	489,592	1,867,653	21,541	(49,154)
Reinvested capital gains	–	–	–	–	–	–	42,380	83,508

Net increase (decrease) in contract owners’ equity resulting from operations	612,247	639,266	3,875,655	4,686,756	1,212,339	1,387,175	58,429	47,113

Equity transactions:
Purchase payments received from contract owners (note 6)	814,693	1,225,974	4,436,262	5,269,780	1,726,100	2,281,730	45,743	49,474
Transfers between funds	(2,998,740)	(771,402)	1,640,984	(2,287,536)	1,204,456	(1,413,638)	(41,864)	147,744
Surrenders (note 6)	(139,904)	(807,376)	(5,569,498)	(4,583,720)	(746,802)	(1,334,454)	(4,910)	(44,184)
Death benefits (note 4)	(9,517)	(6,256)	(155,868)	(17,062)	(15,700)	(4,292)	–	–
Net policy repayments (loans) (note 5)	(60,524)	(27,354)	(327,900)	(330,624)	(148,833)	(99,806)	(5,751)	(3,394)
Deductions for surrender charges (note 2d)	(3,986)	(3,852)	(150,791)	(169,738)	(68,718)	(71,836)	(640)	(3,450)
Redemptions to pay cost of insurance charges and administrative charges (notes 2b and 2c)	(157,298)	(184,630)	(1,723,893)	(1,994,710)	(692,384)	(795,868)	(22,573)	(21,760)
Asset charges (note 3):
FPVUL & VEL contracts	(4,752)	(3,367)	(99,861)	(100,236)	(43,998)	(42,571)	(1,774)	(1,339)
MSP contracts	–	–	(2,411)	(2,390)	(834)	(783)	(362)	(275)
SL contracts	(915)	(549)	(13,846)	(13,231)	(8,830)	(8,667)	(127)	(93)
Adjustments to maintain reserves	12,505	44	165	(1,624)	234	1,037	(37)	58

Net equity transactions	(2,548,438)	(578,768)	(1,966,657)	(4,231,091)	1,204,691	(1,489,148)	(32,295)	122,781

Net change in contract owners’ equity	(1,936,191)	60,498	1,908,998	455,665	2,417,030	(101,973)	26,134	169,894
Contract owners’ equity beginning of period	8,310,980	8,250,482	42,905,579	42,449,914	14,125,473	14,227,446	510,093	340,199

Contract owners’ equity end of period	$6,374,789	8,310,980	44,814,577	42,905,579	16,542,503	14,125,473	536,227	510,093

CHANGES IN UNITS:
Beginning units	628,864	670,846	4,991,020	5,560,894	3,531,632	3,971,414	31,826	23,542

Units purchased	115,952	241,647	1,115,457	1,685,267	972,673	871,305	2,850	13,493
Units redeemed	(307,090)	(283,629)	(1,321,079)	(2,255,141)	(659,063)	(1,311,087)	(4,472)	(5,209)

Ending units	437,726	628,864	4,785,398	4,991,020	3,845,242	3,531,632	30,204	31,826

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	JanIntGroS2		JanIntGroS		JPMMidCapGr		JPMMidCapV
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$75,317	–	987,830	371,496	(10,359)	(8,296)	6,164	3,396
Realized gain (loss) on investments	168	–	8,545,861	5,363,604	231,144	343,944	4,335	89,704
Change in unrealized gain (loss) on investments	1,243,011	–	10,808,316	5,238,898	(10,397)	(31,068)	(30,208)	(70,259)
Reinvested capital gains	–	–	–	–	109,584	–	98,910	66,486

Net increase (decrease) in contract owners’ equity resulting from operations	1,318,496	–	20,342,007	10,973,998	319,972	304,580	79,201	89,327

Equity transactions:
Purchase payments received from contract owners (note 6)	1,819,270	–	3,361,029	4,705,514	503,494	494,648	30,062	120,354
Transfers between funds	5,793,495	–	444,747	(5,758,140)	(90,427)	782,682	(587,553)	(297,044)
Surrenders (note 6)	(77,073)	–	(3,818,358)	(5,494,906)	(84,882)	(870,990)	(82,845)	(201,206)
Death benefits (note 4)	(464)	–	(264,675)	(17,372)	(151)	(2,886)	(805)	(528)
Net policy repayments (loans) (note 5)	71,621	–	(454,585)	(217,512)	–	–	–	–
Deductions for surrender charges (note 2d)	(3,100)	–	(131,288)	(188,528)	–	–	–	–
Redemptions to pay cost of insurance charges and administrative charges (notes 2b and 2c)	(134,013)	–	(1,849,857)	(1,685,664)	(76,330)	(66,548)	(8,083)	(14,646)
Asset charges (note 3):
FPVUL & VEL contracts	(8,505)	–	(119,340)	(87,703)	–	–	–	–
MSP contracts	(78)	–	(2,820)	(1,797)	–	–	–	–
SL contracts	(1,428)	–	(17,542)	(12,028)	–	–	–	–
Adjustments to maintain reserves	41	–	735	(6)	8	10	8	35

Net equity transactions	7,459,766	–	(2,851,954)	(8,758,142)	251,712	336,916	(649,216)	(393,035)

Net change in contract owners’ equity	8,778,262	–	17,490,053	2,215,856	571,684	641,496	(570,015)	(303,708)
Contract owners’ equity beginning of period	–	–	43,357,179	41,141,323	3,403,405	2,761,909	877,908	1,181,616

Contract owners’ equity end of period	$8,778,262	–	60,847,232	43,357,179	3,975,089	3,403,405	307,893	877,908

CHANGES IN UNITS:
Beginning units	–	–	4,397,578	5,514,336	214,242	192,734	53,000	78,176

Units purchased	777,292	–	487,995	1,598,196	63,298	261,089	1,741	48,870
Units redeemed	(22,442)	–	(671,007)	(2,714,954)	(52,416)	(239,581)	(38,811)	(74,046)

Ending units	754,850	–	4,214,566	4,397,578	225,124	214,242	15,930	53,000

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	LAMidCapV		MFSInvGrStl		MFSValueI		GVITNStrVal
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$2,252	724	–	9,985	24,098	9,978	–	–
Realized gain (loss) on investments	3,568	731	59,908	48,694	104,789	39,281	–	–
Change in unrealized gain (loss) on investments	1,310	(4,233)	247,242	121,870	286,163	21,116	–	–
Reinvested capital gains	49,476	13,692	–	–	68,117	32,118	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	56,606	10,914	307,150	180,549	483,167	102,493	–	–

Equity transactions:
Purchase payments received from contract owners (note 6)	2,994	(2)	865,208	722,216	410,693	363,110	3	–
Transfers between funds	387,073	225,126	(58,134)	649,508	1,224,719	460,144	(30)	–
Surrenders (note 6)	(7,874)	–	(118,612)	(65,716)	(62,697)	(25,282)	–	–
Death benefits (note 4)	–	–	(17,006)	(43,208)	–	(828)	–	–
Net policy repayments (loans) (note 5)	–	–	(39,305)	(10,682)	(12,805)	(13,326)	–	–
Deductions for surrender charges (note 2d)	–	–	(14,157)	(7,572)	(11,532)	(1,996)	–	–
Redemptions to pay cost of insurance charges and administrative charges (notes 2b and 2c)	(4,758)	(1,542)	(280,830)	(269,260)	(139,305)	(111,492)	3	–
Asset charges (note 3):
FPVUL & VEL contracts	–	–	(17,699)	(13,029)	(9,363)	(5,202)	(1)	–
MSP contracts	–	–	(237)	(173)	(380)	(201)	–	–
SL contracts	–	–	(824)	(623)	(1,208)	(727)	–	–
Adjustments to maintain reserves	(838)	45	5	11	50	32	25	–

Net equity transactions	376,597	223,627	318,409	961,472	1,398,172	664,232	–	–

Net change in contract owners’ equity	433,203	234,541	625,559	1,142,021	1,881,339	766,725	–	–
Contract owners’ equity beginning of period	234,541	–	3,855,599	2,713,578	1,795,478	1,028,753	–	–

Contract owners’ equity end of period	$667,744	234,541	4,481,158	3,855,599	3,676,817	1,795,478	–	–

CHANGES IN UNITS:
Beginning units	20,812	–	291,396	214,290	118,172	72,218	–	–

Units purchased	33,292	22,477	62,263	112,910	96,110	56,230	3	–
Units redeemed	(1,164)	(1,665)	(38,835)	(35,804)	(14,022)	(10,276)	(3)	–

Ending units	52,940	20,812	314,824	291,396	200,260	118,172	–	–

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	NBAMTFasc		NBAMTGuard		NBAMTInt		NBAMTLMat
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$(1,815)	(3,239)	95,651	8,896	3,750	664	272,797	214,521
Realized gain (loss) on investments	78,642	135,918	2,245,862	1,071,673	64,388	2,547	(17,147)	(63,991)
Change in unrealized gain (loss) on investments	(36,527)	(93,155)	(418,853)	29,510	183,156	32,993	113,979	(61,052)
Reinvested capital gains	45,103	7,692	–	–	13,829	3,050	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	85,403	47,216	1,922,660	1,110,079	265,123	39,254	369,629	89,478

Equity transactions:
Purchase payments received from contract owners (note 6)	181,213	471,948	887,138	1,738,684	216,888	21,870	785,674	1,286,146
Transfers between funds	(282,594)	(958,828)	(964,203)	(1,115,540)	1,146,282	591,616	1,348,992	3,474,880
Surrenders (note 6)	(47,239)	(309,050)	(1,705,503)	(1,002,208)	(108,990)	(1,650)	(138,889)	(187,828)
Death benefits (note 4)	(1,821)	(1,130)	(29,599)	(52,436)	–	–	–	(68,168)
Net policy repayments (loans) (note 5)	(22,508)	(14,204)	(189,086)	(88,276)	(46,365)	(4,560)	(5,571)	(6,508)
Deductions for surrender charges (note 2d)	(974)	(1,752)	(22,589)	(30,876)	(2,291)	(476)	(14,623)	(8,856)
Redemptions to pay cost of insurance charges and administrative charges (notes 2b and 2c)	(42,693)	(64,846)	(530,149)	(581,516)	(56,459)	(11,664)	(334,442)	(246,608)
Asset charges (note 3):
FPVUL & VEL contracts	(2,505)	(1,788)	(32,924)	(32,955)	(4,456)	(534)	(24,807)	(12,987)
MSP contracts	(85)	–	(939)	(962)	(233)	(1)	(753)	(472)
SL contracts	(498)	(329)	(4,041)	(4,015)	(498)	(1)	(2,448)	(2,044)
Adjustments to maintain reserves	74	(28)	36	100	748	73	(10)	200

Net equity transactions	(219,630)	(880,007)	(2,591,859)	(1,170,000)	1,144,626	594,673	1,613,123	4,227,755

Net change in contract owners’ equity	(134,227)	(832,791)	(669,199)	(59,921)	1,409,749	633,927	1,982,752	4,317,233
Contract owners’ equity beginning of period	1,682,268	2,515,059	14,609,107	14,669,028	633,927	–	7,733,779	3,416,546

Contract owners’ equity end of period	$1,548,041	1,682,268	13,939,908	14,609,107	2,043,676	633,927	9,716,531	7,733,779

CHANGES IN UNITS:
Beginning units	116,494	179,164	934,782	1,000,824	53,950	–	748,972	335,648

Units purchased	27,221	57,082	154,898	389,304	99,337	55,621	204,964	467,743
Units redeemed	(41,803)	(119,752)	(328,992)	(455,346)	(12,403)	(1,671)	(50,888)	(54,419)

Ending units	101,912	116,494	760,688	934,782	140,884	53,950	903,048	748,972

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT- 4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	NBAMTMCGr		NBAMTPart		NBAMTRegI		NBAMTRegS
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$(22,024)	(24,851)	136,790	181,744	730	–	3,419	(162)
Realized gain (loss) on investments	1,903,659	3,965,024	2,935,967	3,223,639	(14,805)	–	7,578	2,701
Change in unrealized gain (loss) on investments	3,585,864	549,775	(2,822,988)	(223,832)	12,278	–	8,407	7,430
Reinvested capital gains	–	–	2,237,618	4,592	22,223	–	47,400	–

Net increase (decrease) in contract owners’ equity resulting from operations	5,467,499	4,489,948	2,487,387	3,186,143	20,426	–	66,804	9,969

Equity transactions:
Purchase payments received from contract owners (note 6)	4,023,169	5,156,916	1,561,021	2,016,266	12,694	–	77,630	7,400
Transfers between funds	(1,734,701)	(5,894,314)	815,963	1,247,214	399,771	–	477,234	274,800
Surrenders (note 6)	(1,585,818)	(6,484,224)	(5,958,775)	(3,881,124)	(1,466)	–	(51,066)	(19,240)
Death benefits (note 4)	(88,663)	(104,540)	(34,546)	(8,784)	–	–	–	–
Net policy repayments (loans) (note 5)	(157,366)	(277,610)	(680,813)	(279,760)	–	–	(4,356)	–
Deductions for surrender charges (note 2d)	(122,940)	(147,180)	(63,405)	(88,342)	–	–	(726)	(1,328)
Redemptions to pay cost of insurance charges and administrative charges (notes 2b and 2c)	(1,799,054)	(1,924,068)	(815,350)	(840,918)	(9,310)	–	(25,199)	(2,124)
Asset charges (note 3):
FPVUL & VEL contracts	(102,689)	(92,477)	(54,760)	(47,738)	–	–	(2,680)	(142)
MSP contracts	(2,090)	(1,966)	(1,489)	(1,654)	–	–	(57)	(7)
SL contracts	(15,066)	(13,348)	(12,080)	(10,122)	–	–	(234)	(3)
Adjustments to maintain reserves	107	(4,370)	2,087	830	(938)	–	25	67

Net equity transactions	(1,585,111)	(9,787,181)	(5,242,147)	(1,894,132)	400,751	–	470,571	259,423

Net change in contract owners’ equity	3,882,388	(5,297,233)	(2,754,760)	1,292,011	421,177	–	537,375	269,392
Contract owners’ equity beginning of period	38,136,423	43,433,656	23,462,474	22,170,463	–	–	269,392	–

Contract owners’ equity end of period	$42,018,811	38,136,423	20,707,714	23,462,474	421,177	–	806,767	269,392

CHANGES IN UNITS:
Beginning units	2,443,662	3,470,750	1,534,846	1,731,354	–	–	23,100	–

Units purchased	261,641	679,255	193,885	513,241	42,315	–	42,368	25,079
Units redeemed	(334,425)	(1,706,343)	(542,365)	(709,749)	(1,221)	–	(3,108)	(1,979)

Ending units	2,370,878	2,443,662	1,186,366	1,534,846	41,094	–	62,360	23,100

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT- 4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	NBAMTSocRes		OppGlSec3		OppCapAp		OppGlSec
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$3,512	(271)	109,643	(1,266)	290,028	958,062	653,896	510,971
Realized gain (loss) on investments	84,079	34,585	216,685	65,081	6,558,021	578,276	8,813,547	5,322,204
Change in unrealized gain (loss) on investments	177,186	59,578	1,264,016	764,233	2,466,146	4,398,023	(1,859,919)	2,527,482
Reinvested capital gains	24,933	3,326	573,997	–	–	–	4,090,534	–

Net increase (decrease) in contract owners’ equity resulting from operations	289,710	97,218	2,164,341	828,048	9,314,195	5,934,361	11,698,058	8,360,657

Equity transactions:
Purchase payments received from contract owners (note 6)	469,710	313,774	3,887,872	2,779,566	13,571,860	21,711,790	2,915,675	7,081,714
Transfers between funds	707,196	727,176	3,708,909	5,535,992	(20,777,203)	(16,457,702)	1,041,332	907,058
Surrenders (note 6)	(152,125)	(85,330)	(657,688)	(244,838)	(4,677,523)	(19,271,526)	(8,605,245)	(7,039,230)
Death benefits (note 4)	–	–	(28,039)	(25,442)	(120,277)	(158,872)	(122,420)	(44,770)
Net policy repayments (loans) (note 5)	(9,253)	242	(78,170)	99,806	(321,628)	(624,116)	(218,423)	(394,164)
Deductions for surrender charges (note 2d)	(11,943)	(1,526)	(41,812)	(20,618)	(216,478)	(319,496)	(86,123)	(101,854)
Redemptions to pay cost of insurance charges and administrative charges (notes 2b and 2c)	(118,796)	(77,622)	(672,243)	(218,144)	(4,147,291)	(4,695,310)	(1,744,211)	(2,108,658)
Asset charges (note 3):
FPVUL & VEL contracts	(7,089)	(3,337)	(42,792)	(10,565)	(199,499)	(190,375)	(81,862)	(87,539)
MSP contracts	(307)	(91)	(923)	(257)	(6,029)	(5,610)	(2,061)	(1,846)
SL contracts	(2,022)	(893)	(9,127)	(3,052)	(26,270)	(24,477)	(14,148)	(14,320)
Adjustments to maintain reserves	62	2	30	286	4,713	1	1,897	(735)

Net equity transactions	875,433	872,395	6,066,017	7,892,734	(16,915,625)	(20,035,693)	(6,915,589)	(1,804,344)

Net change in contract owners’ equity	1,165,143	969,613	8,230,358	8,720,782	(7,601,430)	(14,101,332)	4,782,469	6,556,313
Contract owners’ equity beginning of period	1,562,211	592,598	8,720,782	–	130,707,277	144,808,609	66,921,188	60,364,875

Contract owners’ equity end of period	$2,727,354	1,562,211	16,951,140	8,720,782	123,105,847	130,707,277	71,703,657	66,921,188

CHANGES IN UNITS:
Beginning units	104,292	42,274	723,136	–	10,683,274	11,425,008	5,273,314	5,430,766

Units purchased	71,098	69,573	594,916	766,045	1,281,089	7,056,358	991,724	2,878,688
Units redeemed	(15,256)	(7,555)	(123,704)	(42,909)	(2,717,063)	(7,798,092)	(1,448,994)	(3,036,140)

Ending units	160,134	104,292	1,194,348	723,136	9,247,300	10,683,274	4,816,044	5,273,314

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	OppHighInc		OppMSt		OppMStSCap		OppMidCap
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$258,840	188,043	438,967	529,350	4,810	(1,163)	(45,719)	(58,472)
Realized gain (loss) on investments	(18,628)	(50,931)	1,963,250	1,705,806	156,168	71,417	3,970,282	8,348,656
Change in unrealized gain (loss) on investments	119,146	(47,298)	3,463,093	9,374	210,349	117,558	(2,446,101)	(2,182,218)
Reinvested capital gains	–	–	–	–	94,934	53,070	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	359,358	89,814	5,865,310	2,244,530	466,261	240,882	1,478,462	6,107,966

Equity transactions:
Purchase payments received from contract owners (note 6)	532,106	538,178	4,120,791	5,707,864	680,348	394,638	4,625,076	8,090,218
Transfers between funds	227,330	431,688	(244,548)	(2,801,076)	1,271,772	495,442	(7,824,283)	(10,107,086)
Surrenders (note 6)	(106,681)	(136,760)	(2,633,893)	(3,983,586)	(284,848)	(71,788)	(3,278,861)	(9,951,726)
Death benefits (note 4)	(802)	(2,084)	(306,762)	(211,410)	(35,812)	(2,630)	(114,492)	(106,858)
Net policy repayments (loans) (note 5)	(47,547)	(30,886)	(432,302)	(402,058)	(2,810)	(59,140)	(129,426)	(661,682)
Deductions for surrender charges (note 2d)	(12,825)	(12,660)	(127,429)	(185,490)	(23,293)	(8,466)	(162,360)	(243,372)
Redemptions to pay cost of insurance charges and administrative charges (notes 2b and 2c)	(308,843)	(249,062)	(2,107,721)	(2,344,784)	(205,569)	(169,816)	(2,339,153)	(2,747,066)
Asset charges (note 3):
FPVUL & VEL contracts	(14,128)	(9,638)	(132,654)	(123,336)	(14,409)	(8,403)	(128,675)	(129,137)
MSP contracts	(302)	(102)	(5,596)	(5,206)	(207)	(96)	(2,733)	(2,946)
SL contracts	(1,596)	(1,089)	(16,675)	(17,120)	(1,701)	(672)	(13,529)	(13,009)
Adjustments to maintain reserves	14	48	40	(22,898)	145	(6)	(255)	(3,681)

Net equity transactions	266,726	527,633	(1,886,749)	(4,389,100)	1,383,616	569,063	(9,368,691)	(15,876,345)

Net change in contract owners’ equity	626,084	617,447	3,978,561	(2,144,570)	1,849,877	809,945	(7,890,229)	(9,768,379)
Contract owners’ equity beginning of period	3,795,949	3,178,502	40,298,200	42,442,770	2,664,457	1,854,512	55,571,063	65,339,442

Contract owners’ equity end of period	$4,422,033	3,795,949	44,276,761	40,298,200	4,514,334	2,664,457	47,680,834	55,571,063

CHANGES IN UNITS:
Beginning units	304,496	260,866	3,313,744	3,750,564	146,346	111,964	4,702,756	5,915,758

Units purchased	57,743	74,854	419,706	1,087,846	99,399	56,039	376,202	2,290,601
Units redeemed	(38,067)	(31,224)	(567,140)	(1,524,666)	(30,131)	(21,657)	(1,305,274)	(3,503,603)

Ending units	324,172	304,496	3,166,310	3,313,744	215,614	146,346	3,773,684	4,702,756

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	PVITAllAst		PVITLowDur		PVITRealRet		PVITTotRet
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$128,582	149,414	1,576,571	990,266	1,586,946	682,032	4,249,566	2,469,162
Realized gain (loss) on investments	62,978	4,077	(319,633)	(186,935)	(330,063)	150,024	(749,358)	(2,913)
Change in unrealized gain (loss) on investments	(54,520)	50,480	210,497	(595,391)	(2,320,724)	(739,307)	(291,320)	(2,205,252)
Reinvested capital gains	3,877	12,230	–	104,450	1,140,949	345,124	654,903	1,411,494

Net increase (decrease) in contract owners’ equity resulting from operations	140,917	216,201	1,467,435	312,390	77,108	437,873	3,863,791	1,672,491

Equity transactions:
Purchase payments received from contract owners (note 6)	417,108	240,212	3,274,924	4,651,648	3,855,829	5,417,370	11,445,348	12,384,494
Transfers between funds	(2,728,357)	3,418,706	(130,978)	15,350,362	10,103,605	10,901,204	33,883,799	13,111,258
Surrenders (note 6)	(371,662)	–	(2,584,179)	(28,029,434)	(2,190,978)	(3,182,524)	(13,016,934)	(4,948,132)
Death benefits (note 4)	–	–	(12,566)	(43,444)	(10,531)	(41,306)	(33,557)	(82,760)
Net policy repayments (loans) (note 5)	–	–	840	(20)	107	10	(26,634)	(59,414)
Deductions for surrender charges (note 2d)	–	–	–	–	–	–	–	–
Redemptions to pay cost of insurance charges and administrative charges (notes 2b and 2c)	(34,790)	(37,340)	(879,519)	(827,922)	(535,709)	(521,088)	(1,589,933)	(1,316,828)
Asset charges (note 3):
FPVUL & VEL contracts	–	–	–	–	–	–	–	–
MSP contracts	–	–	–	–	–	–	–	–
SL contracts	–	–	–	–	–	–	–	–
Adjustments to maintain reserves	110	5	(1,166)	(2,218)	11,835	(6,521)	30,288	(21,486)

Net equity transactions	(2,717,591)	3,621,583	(332,644)	(8,901,028)	11,234,158	12,567,145	30,692,377	19,067,132

Net change in contract owners’ equity	(2,576,674)	3,837,784	1,134,791	(8,588,638)	11,311,266	13,005,018	34,556,168	20,739,623
Contract owners’ equity beginning of period	4,113,521	275,737	39,357,299	47,945,937	31,784,917	18,779,899	89,665,599	68,925,976

Contract owners’ equity end of period	$1,536,847	4,113,521	40,492,090	39,357,299	43,096,183	31,784,917	124,221,767	89,665,599

CHANGES IN UNITS:
Beginning units	346,486	24,614	3,699,808	4,539,622	2,555,674	1,538,994	7,755,960	6,094,914

Units purchased	45,134	365,450	434,776	3,460,367	1,220,721	2,077,818	3,928,794	4,650,228
Units redeemed	(267,666)	(43,578)	(463,988)	(4,300,181)	(322,943)	(1,061,138)	(1,309,720)	(2,989,182)

Ending units	123,954	346,486	3,670,596	3,699,808	3,453,452	2,555,674	10,375,034	7,755,960

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	PioHiYield		PVTGroIncIB		PVTIntEqIB		PVTVoyIB
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$645,917	499,686	18,028	15,494	12,530	23,274	389	1,751
Realized gain (loss) on investments	(140,344)	(66,334)	35,631	21,915	375,808	106,954	6,926	7,602
Change in unrealized gain (loss) on investments	323,000	(555,063)	102,959	20,998	520,130	97,263	12,151	10,546
Reinvested capital gains	171,999	327,788	28,081	–	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	1,000,572	206,077	184,699	58,407	908,468	227,491	19,466	19,899

Equity transactions:
Purchase payments received from contract owners (note 6)	1,272,832	1,262,376	192,407	229,886	220,234	190,056	108,648	105,898
Transfers between funds	711,631	2,312,216	(44,426)	68,440	2,167,875	453,196	(28,660)	9,278
Surrenders (note 6)	(263,529)	(1,118,194)	(30,875)	(61,800)	(409,962)	(75,660)	(6,539)	(32,990)
Death benefits (note 4)	(2,578)	(16,674)	–	–	(863)	–	(9,679)	(29,824)
Net policy repayments (loans) (note 5)	175	10	(21,032)	(7,834)	(212,480)	(2,638)	(1,653)	(1,908)
Deductions for surrender charges (note 2d)	–	–	(8,618)	(6,558)	(10,394)	(5,496)	(2,997)	(2,940)
Redemptions to pay cost of insurance charges and administrative charges (notes 2b and 2c)	(161,357)	(155,358)	(83,572)	(90,674)	(105,882)	(72,620)	(36,622)	(41,046)
Asset charges (note 3):
FPVUL & VEL contracts	–	–	(4,578)	(3,647)	(7,388)	(3,903)	(1,773)	(1,390)
MSP contracts	–	–	(36)	(34)	(220)	(177)	(7)	(6)
SL contracts	–	–	(307)	(185)	(2,321)	(2,388)	(154)	(113)
Adjustments to maintain reserves	137	(73)	20	26	38	25	(18)	24

Net equity transactions	1,557,311	2,284,303	(1,017)	127,620	1,638,637	480,395	20,546	4,983

Net change in contract owners’ equity	2,557,883	2,490,380	183,682	186,027	2,547,105	707,886	40,012	24,882
Contract owners’ equity beginning of period	11,117,277	8,626,897	1,150,032	964,005	2,307,196	1,599,310	359,350	334,468

Contract owners’ equity end of period	$13,675,160	11,117,277	1,333,714	1,150,032	4,854,301	2,307,196	399,362	359,350

CHANGES IN UNITS:
Beginning units	739,418	584,660	79,162	69,826	138,276	107,542	27,308	26,864

Units purchased	133,955	689,878	11,200	22,192	154,928	42,649	8,335	9,766
Units redeemed	(32,807)	(535,120)	(11,158)	(12,856)	(65,414)	(11,915)	(6,859)	(9,322)

Ending units	840,566	739,418	79,204	79,162	227,790	138,276	28,784	27,308

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	RCFMicroCap		TRoeBlChip2		TRowEqInc2		TRowLtdTBd2
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$(55,521)	96,192	2,764	318	864,340	665,219	13,800	2,024
Realized gain (loss) on investments	4,280,337	667,307	20,130	3,925	3,458,350	2,694,532	(1,565)	(13)
Change in unrealized gain (loss) on investments	1,284,180	2,639,776	75,614	9,234	7,085,486	(4,229,484)	5,730	(1,192)
Reinvested capital gains	2,562,710	593,782	–	–	2,346,470	3,101,640	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	8,071,706	3,997,057	98,508	13,477	13,754,646	2,231,907	17,965	819

Equity transactions:
Purchase payments received from contract owners (note 6)	5,413,595	4,740,150	211,549	41,398	8,015,837	8,267,440	49,427	3,104
Transfers between funds	2,521,755	6,725,044	814,033	333,894	12,414,642	21,558,452	307,240	199,838
Surrenders (note 6)	(5,177,630)	(2,695,940)	(5,819)	–	(11,104,790)	(11,550,652)	(19,071)	–
Death benefits (note 4)	(19,609)	(17,684)	–	–	(78,939)	(68,344)	–	–
Net policy repayments (loans) (note 5)	(14,185)	(15,066)	(3,902)	(8,488)	(20,030)	(25,616)	374	–
Deductions for surrender charges (note 2d)	–	–	(992)	–	(1,671)	–	(1,701)	–
Redemptions to pay cost of insurance charges and administrative charges (notes 2b and 2c)	(712,198)	(575,576)	(36,353)	(5,912)	(1,270,895)	(978,192)	(11,120)	(2,056)
Asset charges (note 3):
FPVUL & VEL contracts	–	–	(2,476)	(465)	(5,571)	(892)	(872)	(180)
MSP contracts	–	–	(251)	(8)	(189)	(14)	(25)	–
SL contracts	–	–	(357)	(25)	(1,426)	(129)	(101)	(40)
Adjustments to maintain reserves	15,515	233	(7)	88	23,259	(723)	(9)	17

Net equity transactions	2,027,243	8,161,161	975,425	360,482	7,970,227	17,201,330	324,142	200,683

Net change in contract owners’ equity	10,098,949	12,158,218	1,073,933	373,959	21,724,873	19,433,237	342,107	201,502
Contract owners’ equity beginning of period	38,897,901	26,739,683	373,959	–	69,101,226	49,667,989	201,502	–

Contract owners’ equity end of period	$48,996,850	38,897,901	1,447,892	373,959	90,826,099	69,101,226	543,609	201,502

CHANGES IN UNITS:
Beginning units	2,048,560	1,568,630	33,050	–	4,627,720	3,441,590	19,896	–

Units purchased	515,021	1,454,511	88,498	34,381	1,306,509	3,455,577	34,852	20,121
Units redeemed	(427,033)	(974,581)	(4,504)	(1,331)	(797,303)	(2,269,447)	(3,150)	(225)

Ending units	2,136,548	2,048,560	117,044	33,050	5,136,926	4,627,720	51,598	19,896

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	TRowMidCap2		TRowNewAmGr		VEWrldEMkt		VEWrldHAs
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$(70,941)	(69,266)	(36,053)	(22,046)	84,938	77,634	(4,133)	26,413
Realized gain (loss) on investments	2,418,664	3,166,572	168,410	11,876	1,284,003	3,049,750	4,562,925	2,105,837
Change in unrealized gain (loss) on investments	(4,201,040)	(1,508,118)	86,063	642,042	2,758,263	(29,014)	(1,696,211)	3,024,831
Reinvested capital gains	2,767,140	1,546,394	140,937	–	1,453,634	–	1,034,045	–

Net increase (decrease) in contract owners’ equity resulting from operations	913,823	3,135,582	359,357	631,872	5,580,838	3,098,370	3,896,626	5,157,081

Equity transactions:
Purchase payments received from contract owners (note 6)	2,301,920	3,502,378	1,663,612	1,125,026	1,351,579	1,145,516	1,455,729	1,342,472
Transfers between funds	(2,433,681)	2,669,954	(1,364,094)	10,104,458	1,591,024	(2,645,068)	1,215,205	4,481,862
Surrenders (note 6)	(5,825,971)	(13,090,592)	(3,522,388)	(1,324)	(1,042,203)	(1,705,926)	(1,683,571)	(3,026,088)
Death benefits (note 4)	(38,052)	(9,362)	(21,928)	–	(8,419)	(11,994)	(36,968)	(17,978)
Net policy repayments (loans) (note 5)	–	–	–	–	(487,331)	(385,634)	55,554	(469,262)
Deductions for surrender charges (note 2d)	–	–	–	–	(43,711)	(56,880)	(51,830)	(7,698)
Redemptions to pay cost of insurance charges and administrative charges (notes 2b and 2c)	(309,455)	(369,676)	(188,860)	(104,032)	(611,984)	(530,786)	(531,025)	(385,080)
Asset charges (note 3):
FPVUL & VEL contracts	–	–	–	–	(44,978)	(34,020)	(36,114)	(23,737)
MSP contracts	–	–	–	–	(647)	(480)	(947)	(564)
SL contracts	–	–	–	–	(6,099)	(4,100)	(5,760)	(4,586)
Adjustments to maintain reserves	3,236	(2,989)	1,091	(6)	(345)	(2,490)	(2,992)	(1,623)

Net equity transactions	(6,302,003)	(7,300,287)	(3,432,567)	11,124,122	696,886	(4,231,862)	377,281	1,887,718

Net change in contract owners’ equity	(5,388,180)	(4,164,705)	(3,073,210)	11,755,994	6,277,724	(1,133,492)	4,273,907	7,044,799
Contract owners’ equity beginning of period	28,103,572	32,268,277	14,381,775	2,625,781	13,760,654	14,894,146	16,866,208	9,821,409

Contract owners’ equity end of period	$22,715,392	28,103,572	11,308,565	14,381,775	20,038,378	13,760,654	21,140,115	16,866,208

CHANGES IN UNITS:
Beginning units	1,481,904	1,942,056	1,278,060	242,954	698,520	954,538	718,664	656,558

Units purchased	153,093	813,669	235,785	1,169,650	136,935	280,840	88,502	553,270
Units redeemed	(506,127)	(1,273,821)	(574,051)	(134,544)	(113,063)	(536,858)	(86,176)	(491,164)

Ending units	1,128,870	1,481,904	939,794	1,278,060	722,392	698,520	720,990	718,664

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	VKCorPlus		VKEmMkt		VKMidCapG		VKUSRealEst
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$77,741	34,365	1,330,659	768,924	(9,401)	(2,536)	788,090	665,982
Realized gain (loss) on investments	(8,603)	760	(46,443)	103,612	779,703	612,444	6,245,079	6,251,798
Change in unrealized gain (loss) on investments	542	(4,172)	(428,311)	211,347	(658,265)	(107,928)	14,169,666	1,277,163
Reinvested capital gains	10,330	7,318	293,124	166,324	414,443	–	5,346,275	1,656,042

Net increase (decrease) in contract owners’ equity resulting from operations	80,010	38,271	1,149,029	1,250,207	526,480	501,980	26,549,110	9,850,985

Equity transactions:
Purchase payments received from contract owners (note 6)	282,476	163,676	1,126,294	1,500,046	625,729	798,064	9,310,060	9,546,940
Transfers between funds	676,418	733,546	(3,393,738)	1,973,702	689,264	488,932	1,549,147	3,311,152
Surrenders (note 6)	(100,849)	(5,126)	(564,400)	(738,728)	(225,258)	(1,480,310)	(3,486,873)	(8,585,088)
Death benefits (note 4)	–	(1,048)	(21,145)	(7,230)	(5,059)	(6)	(111,497)	(38,984)
Net policy repayments (loans) (note 5)	(17,816)	3,826	(103,345)	(237,600)	(26,087)	(4,384)	(516,555)	(770,598)
Deductions for surrender charges (note 2d)	(4,133)	(1,576)	(29,118)	(25,750)	(14,362)	(29,920)	(151,721)	(162,314)
Redemptions to pay cost of insurance charges and administrative charges (notes 2b and 2c)	(107,363)	(69,530)	(371,946)	(411,882)	(173,251)	(165,004)	(2,753,121)	(2,612,016)
Asset charges (note 3):
FPVUL & VEL contracts	(7,082)	(3,010)	(22,200)	(19,780)	(10,068)	(9,426)	(151,490)	(118,020)
MSP contracts	(316)	(9)	(831)	(892)	(130)	(156)	(8,360)	(9,138)
SL contracts	(911)	(266)	(3,626)	(3,096)	(1,151)	(934)	(19,001)	(14,556)
Adjustments to maintain reserves	15	20	101	65	(135)	28	9,186	1,172

Net equity transactions	720,439	820,503	(3,383,954)	2,028,855	859,492	(403,116)	3,669,775	548,550

Net change in contract owners’ equity	800,449	858,774	(2,234,925)	3,279,062	1,385,972	98,864	30,218,885	10,399,535
Contract owners’ equity beginning of period	1,402,615	543,841	13,292,409	10,013,347	4,567,963	4,469,099	70,425,922	60,026,387

Contract owners’ equity end of period	$2,203,064	1,402,615	11,057,484	13,292,409	5,953,935	4,567,963	100,644,807	70,425,922

CHANGES IN UNITS:
Beginning units	126,012	50,918	682,272	582,104	536,530	616,296	2,709,484	2,693,498

Units purchased	84,880	82,630	88,656	302,206	178,601	359,927	412,839	1,231,087
Units redeemed	(20,086)	(7,536)	(256,806)	(202,038)	(73,255)	(439,693)	(303,033)	(1,215,101)

Ending units	190,806	126,012	514,122	682,272	641,876	536,530	2,819,290	2,709,484

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	WRGrowth		WRRealEstS		WFAVTOpp
Investment activity:	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$(1,761)	–	246	–	(26,293)	(39,171)
Realized gain (loss) on investments	(74,296)	–	480	–	3,018,661	5,230,150
Change in unrealized gain (loss) on investments	829	–	4,210	–	(2,833,629)	(3,039,693)
Reinvested capital gains	–	–	1,120	–	3,200,397	–

Net increase (decrease) in contract owners’ equity resulting from operations	(75,228)	–	6,056	–	3,359,136	2,151,286

Equity transactions:
Purchase payments received from contract owners (note 6)	–	–	629	–	3,443,916	5,081,812
Transfers between funds	104,397	–	40,773	–	(5,466,911)	(8,191,432)
Surrenders (note 6)	–	–	(319)	–	(1,514,361)	(4,838,992)
Death benefits (note 4)	–	–	–	–	(131,177)	(19,018)
Net policy repayments (loans) (note 5)	–	–	–	–	(173,669)	(60,236)
Deductions for surrender charges (note 2d)	–	–	–	–	(52,172)	(83,646)
Redemptions to pay cost of insurance charges and administrative charges (notes 2b and 2c)	(6,134)	–	(479)	–	(928,700)	(1,149,974)
Asset charges (note 3):
FPVUL & VEL contracts	–	–	–	–	(54,429)	(53,858)
MSP contracts	–	–	–	–	(1,283)	(1,436)
SL contracts	–	–	–	–	(12,740)	(12,209)
Adjustments to maintain reserves	8	–	54	–	62	(123)

Net equity transactions	98,271	–	40,658	–	(4,891,464)	(9,329,112)

Net change in contract owners’ equity	23,043	–	46,714	–	(1,532,328)	(7,177,826)
Contract owners’ equity beginning of period	–	–	–	–	30,059,998	37,237,824

Contract owners’ equity end of period	$23,043	–	46,714	–	28,527,670	30,059,998

CHANGES IN UNITS:
Beginning units	–	–	–	–	2,485,342	3,328,492

Units purchased	90,417	–	3,198	–	319,153	1,435,568
Units redeemed	(88,535)	–	(58)	–	(703,231)	(2,278,718)

Ending units	1,882	–	3,140	–	2,101,264	2,485,342

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT–4

NOTES TO FINANCIAL STATEMENTS

December 31, 2006 and 2005

(1)	Background and Summary of Significant Accounting Policies

(a)	Organization and Nature of Operations

The Nationwide VLI Separate Account-4 (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on December 3, 1997. The Account is registered as a unit investment trust under the Investment Company Act of 1940.

The Company offers Flexible Premium, Modified Single Premium, Variable Executive Life and Survivorship Life Variable Life Insurance Policies through the Account. The primary distribution for contracts is through wholesalers and brokers.

(b)	The Contracts

Only contracts with a front-end sales charge, a contingent deferred sales charge and certain other fees are offered for purchase. See note 2 for a discussion of policy charges and note 3 for asset charges.

Contract owners may invest in the following:

Portfolios of the AIM Variable Insurance Funds;

    AIM Variable Insurance Funds – AIM V.I. Basic Value Fund – Series I (AIMBValue)

    AIM Variable Insurance Funds – AIM V.I. Capital Appreciation Fund – Series I (AIMCapAp)

    AIM Variable Insurance Funds – AIM V.I. Capital Development Fund – Series I (AIMCapDev)

    AIM Variable Insurance Funds – AIM V.I. International Growth Fund – Series I (AIMIntGr)

AllianceBernstein Growth and Income Fund – Class A (AlGrIncA)*

Portfolios of the AllianceBernstein Variable Products Series Fund Inc.;

    AllianceBernstein Variable Products Series Fund Inc. – Growth and Income Portfolio – Class A

        (AlVPGrIncA)

    AllianceBernstein Variable Products Series Fund Inc. – International Value Portfolio – Class A

        (AlVPIntlValA)

    AllianceBernstein Variable Products Series Fund Inc. – Small-Mid Cap Value Portfolio – Class A

        (AlVPSmMdCpA)

Portfolios of the American Century Variable Portfolios Inc.;

    American Century Variable Portfolios Inc. – Income & Growth Fund – Class I (ACVPIncGr)

    American Century Variable Portfolios Inc. – Inflation Protection Fund – Class II (ACVPInflPro2)

    American Century Variable Portfolios Inc. – International Fund – Class I (ACVPInt)

    American Century Variable Portfolios Inc. – International Fund – Class III (ACVPInt3)

    American Century Variable Portfolios Inc. – Mid Cap Value Fund – Class I (ACVPMdCpV)

    American Century Variable Portfolios Inc. – Ultra® Fund – Class I (ACVPUltra)

    American Century Variable Portfolios Inc. – Value Fund – Class I (ACVPVal)

    American Century Variable Portfolios Inc. – VistaSM Fund – Class I (ACVPVista)

Portfolio of the Baron Capital Funds Trust;

    Baron Capital Funds Trust – Baron Capital Asset Fund – Insurance Shares (BCFTCpAsset)

BlackRock International Index Portfolio – Class II (BRIntIndex)

    (formerly FAM Variable Series Funds Inc. – Mercury International Index Portfolio – Class II)

BlackRock Large Cap Core V.I. Fund – Class II (BRLrgCp)

    (formerly Mercury Large Cap Core Variable Insurance Fund – Class II)

Portfolio of the Calvert Variable Series Inc.;

    Calvert Variable Series Inc. – Social Equity Portfolio (CalVSSocEq)

Portfolios of the Credit Suisse Trust;

    Credit Suisse Trust – Global Small Cap Portfolio (CSTGlSmCp)

    Credit Suisse Trust – International Focus Portfolio (CSTIntFoc)

    Credit Suisse Trust – Large Cap Value Portfolio (CSTLCapV)

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT– 4 (NOTES TO FINANCIAL STATEMENTS, Continued)

Portfolios of the Dreyfus Investment Portfolios;

    Dreyfus Investment Portfolios – Mid Cap Stock Index Portfolio – Initial Shares (DryIPMidCap)

    Dreyfus Investment Portfolios – Small Cap Stock Index Portfolio – Service Shares (DryIPSmCap)

Dreyfus Mid Cap Index Fund Inc. (DryMidCap)*

Dreyfus Socially Responsible Growth Fund Inc. – Initial Shares The (DrySRGro)

Dreyfus Stock Index Fund Inc. – Initial Shares (DryStkIx)

Portfolios of the Dreyfus Variable Investment Fund;

    Dreyfus Variable Investment Fund – Appreciation Portfolio – Initial Shares (DryVIApp)

    Dreyfus Variable Investment Fund – Developing Leaders Portfolio – Initial Shares (DryVIDevLd)

    Dreyfus Variable Investment Fund – International Value Portfolio – Initial Shares (DryVIIntVal)

Portfolio of the DWS Variable Series II;

    DWS Variable Series II – DWS Dreman High Return Equity VIP – Class B (DWSVHghRtrn)

        (formerly Scudder Variable Series II – Dreman High Return Equity Portfolio – Class B)

Portfolios of the Federated Insurance Series;

    Federated Insurance Series – Federated American Leaders Fund II – Primary Shares (FedAmLead)

    Federated Insurance Series – Federated Capital Appreciation Fund II – Primary Shares (FedCapAp)

    Federated Insurance Series – Federated Market Opportunity Fund II – Service Shares (FedMrkOp)

    Federated Insurance Series – Federated Quality Bond Fund II – Primary Shares (FedQualBd)

Portfolios of the Fidelity® Variable Insurance Products Fund;

    Fidelity® Variable Insurance Products Fund – Equity-Income Portfolio – Service Class (FidVIPEIS)

    Fidelity® Variable Insurance Products Fund – Growth Portfolio – Service Class (FidVIPGrS)

    Fidelity® Variable Insurance Products Fund – High Income Portfolio – Service Class (FidVIPHIS)

    Fidelity® Variable Insurance Products Fund – Overseas Portfolio – Service Class (FidVIPOvS)

    Fidelity® Variable Insurance Products Fund – Overseas Portfolio – Service Class R (FidVIPOvSR)

Portfolios of the Fidelity® Variable Insurance Products Fund II;

    Fidelity® Variable Insurance Products Fund II – Contrafund® Portfolio – Service Class (FidVIPConS)

    Fidelity® Variable Insurance Products Fund II – Investment Grade Bond Portfolio –

        Service Class (FidVIPIGBdS)

Portfolios of the Fidelity® Variable Insurance Products Fund III;

    Fidelity® Variable Insurance Products Fund III – Growth Opportunities Portfolio – Service Class (FidVIPGrOpS)

    Fidelity® Variable Insurance Products Fund III – Mid Cap Portfolio – Service Class (FidVIPMCapS)

    Fidelity® Variable Insurance Products Fund III – Value Strategies Portfolio – Service Class (FidVIPVaIS)

Portfolios of the Fidelity® Variable Insurance Products Fund IV;

    Fidelity® Variable Insurance Products Fund IV – Energy Portfolio – Service Class 2 (FidVIPEnergyS2)

        (formerly Fidelity® Variable Insurance Products Fund IV – Natural Resources Portfolio – Service

        Class 2)

    Fidelity® Variable Insurance Products Fund IV – Freedom Fund 2010 Portfolio –

        Service Class (FidVIPFree10S)

    Fidelity® Variable Insurance Products Fund IV – Freedom Fund 2020 Portfolio –

        Service Class (FidVIPFree20S)

    Fidelity® Variable Insurance Products Fund IV – Freedom Fund 2030 Portfolio –

        Service Class (FidVIPFree30S)

Portfolios of the Franklin Templeton Variable Insurance Products Trust;

    Franklin Templeton Variable Insurance Products Trust – Franklin Income Securities Fund –

        Class 2 (FrVIPIncSec2)

    Franklin Templeton Variable Insurance Products Trust – Franklin Rising Dividends Securities Fund –

        Class 1 (FrVIPRisDiv)

    Franklin Templeton Variable Insurance Products Trust – Franklin Small Cap Value Securities Fund –

        Class 1 (FrVIPSmCapV1)

    Franklin Templeton Variable Insurance Products Trust – Franklin Small Cap Value Securities Fund –

        Class 2 (FrVIPSmCapV2)

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT– 4 (NOTES TO FINANCIAL STATEMENTS, Continued)

    Franklin Templeton Variable Insurance Products Trust – Templeton Developing Markets Securities Fund –

        Class 3 (FrVIPDevMrk3)

    Franklin Templeton Variable Insurance Products Trust – Templeton Foreign Securities Fund –

        Class 1 (FrVIPForSec)

    Franklin Templeton Variable Insurance Products Trust – Templeton Foreign Securities Fund –

        Class 2 (FrVIPForSec2)

    Franklin Templeton Variable Insurance Products Trust – Templeton Foreign Securities Fund –

        Class 3 (FrVIPForSec3)

    Franklin Templeton Variable Insurance Products Trust – Templeton Global Income Securities Fund –

        Class 3 (FrVIPGlInc3)

Portfolios of the Gartmore Variable Insurance Trust (GVIT);

    Gartmore GVIT – American Funds GGVIT Asset Allocation Fund – Class II (GVITAstAll2)

    Gartmore GVIT – American Funds GGVIT Bond Fund – Class II (GVITBnd2)

    Gartmore GVIT – American Funds GGVIT Global Growth Fund – Class II (GVITGlobGr2)

    Gartmore GVIT – American Funds GGVIT Growth Fund – Class II (GVITGrowth2)

    Gartmore GVIT – Dreyfus GGVIT International Value Fund – Class I (GVITIntValI)

    Gartmore GVIT – Dreyfus GGVIT International Value Fund – Class III (GVITIntVal3)

    Gartmore GVIT – Emerging Markets Fund – Class I (GVITEmMrkts)

    Gartmore GVIT – Emerging Markets Fund – Class III (GVITEmMrkts3)

    Gartmore GVIT – Federated GGVIT High Income Bond Fund – Class I (GVITFHiInc)

    Gartmore GVIT – Federated GGVIT High Income Bond Fund – Class III (GVITFHiInc3)

    Gartmore GVIT – Global Financial Services Fund – Class I (GVITGlFin)

    Gartmore GVIT – Global Health Sciences Fund – Class I (GVITGlHlth)

    Gartmore GVIT – Global Health Sciences Fund – Class III (GVITGlHlth3)

    Gartmore GVIT – Global Technology and Communications Fund – Class I (GVITGlTech)

    Gartmore GVIT – Global Technology and Communications Fund – Class III (GVITGlTech3)

    Gartmore GVIT – Global Utilities Fund – Class I (GVITGlUtl)

    Gartmore GVIT – Government Bond Fund – Class I (GVITGvtBd)

    Gartmore GVIT – Growth Fund – Class I (GVITGrowth)

    Gartmore GVIT – International Growth Fund – Class I (GVITIntGro)

    Gartmore GVIT – International Index Fund – Class VI (GVITIntIdx6)

    Gartmore GVIT – Investor Destinations Aggressive Fund – Class II (GVITIDAgg2)

    Gartmore GVIT – Investor Destinations Conservative Fund – Class II (GVITIDCon2)

    Gartmore GVIT – Investor Destinations Moderate Fund – Class II (GVITIDMod2)

    Gartmore GVIT – Investor Destinations Moderately Aggressive Fund – Class II (GVITIDModAg2)

    Gartmore GVIT – Investor Destinations Moderately Conservative Fund – Class II (GVITIDModCon2)

    Gartmore GVIT – J.P. Morgan GVIT Balanced Fund – Class I (GVITJPBal)

    Gartmore GVIT – Mid Cap Growth Fund – Class I (GVITMdCpGr)

    Gartmore GVIT – Mid Cap Index Fund – Class I (GVITMdCpIdx)

    Gartmore GVIT – Money Market Fund – Class I (GVITMyMkt)

    Gartmore GVIT – Money Market Fund – Class V (GVITMyMkt5)

    Gartmore GVIT – Nationwide Fund – Class I (GVITNWFund)

    Gartmore GVIT – Nationwide Leaders Fund – Class I (GVITNWLead)

    Gartmore GVIT – Small Cap Growth Fund – Class I (GVITSmCapGr)

    Gartmore GVIT – Small Cap Value Fund – Class I (GVITSmCapVal)

    Gartmore GVIT – Small Company Fund – Class I (GVITSmComp)

    Gartmore GVIT – U.S. Growth Leaders Fund – Class I (GVITUSGro)

    Gartmore GVIT – Van Kampen GGVIT Comstock Value Fund – Class I (GVITVKVal)

    Gartmore GVIT – Van Kampen GVIT Multi Sector Bond Fund – Class I (GVITMltSec)

    Gartmore GVIT – Worldwide Leaders Fund – Class I (GVITWLead)

Goldman Sachs Mid Cap Value Fund – Class A (GSMidCpV)*

Portfolio of the Goldman Sachs Variable Insurance Trust (VIT);

    Goldman Sachs VIT Mid Cap Value Fund (GSVMdCpV)

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT– 4 (NOTES TO FINANCIAL STATEMENTS, Continued)

Portfolios of the Janus Aspen Series;

    Janus Aspen Series – Balanced Portfolio – Service Shares (JanBal)

    Janus Aspen Series – Forty Portfolio – Service Shares (JanForty)

    Janus Aspen Series – Global Technology Portfolio – Service Shares (JanGlTech)

    Janus Aspen Series – INTECH Risk-Managed Core Portfolio – Service Shares (JanRMgCore)

        (formerly Janus Aspen Series – Risk-Managed Core Portfolio – Service Shares)

    Janus Aspen Series – International Growth Portfolio – Service II Shares (JanIntGroS2)

    Janus Aspen Series – International Growth Portfolio – Service Shares (JanIntGroS)

Portfolios of the JPMorgan Insurance Trust;

    JPMorgan Insurance Trust – JPMorgan Insurance Trust Balanced Portfolio 1 (JPMBal)*

    JPMorgan Insurance Trust – JPMorgan Insurance Trust Core Bond Portfolio 1 (JPMCBond)*

        (formerly JPMorgan Investment Trust – JPMorgan Investment Trust Bond Portfolio 1)

    JPMorgan Insurance Trust – JPMorgan Insurance Trust Diversified Equity Portfolio 1 (JPMDivEq)*

    JPMorgan Insurance Trust – JPMorgan Insurance Trust Diversified Mid Cap Growth Portfolio 1

        (JPMMidCapGr)

        (formerly JPMorgan Investment Trust – JPMorgan Investment Trust Mid Cap Growth Portfolio 1)

    JPMorgan Insurance Trust – JPMorgan Insurance Trust Diversified Mid Cap Value Portfolio 1

        (JPMMidCapV)

        (formerly JPMorgan Investment Trust – JPMorgan Investment Trust Mid Cap Value Portfolio 1)

    JPMorgan Insurance Trust – JPMorgan Insurance Trust Equity Index Portfolio 1 (JPMEqIndx)*

    JPMorgan Insurance Trust – JPMorgan Insurance Trust Government Bond Portfolio 1 (JPMGvtBd)*

    JPMorgan Insurance Trust – JPMorgan Insurance Trust Intrepid Mid Cap Portfolio 1 (JPMMidCap)*

        (formerly JPMorgan Investment Trust – JPMorgan Investment Trust Diversified Mid Cap Portfolio 1)

    JPMorgan Insurance Trust – JPMorgan Insurance Trust Large Cap Growth Portfolio 1 (JPMLgCapGr)*

Lord Abbett Series Mid Cap Value Fund – Class VC (LAMidCapV)

Portfolios of the MFS Variable Insurance Trust;

    MFS Variable Insurance Trust – Investors Growth Stock Series – Initial Class (MFSInvGrStI)

    MFS Variable Insurance Trust – Value Series – Initial Class (MFSValueI)

Portfolios of the Neuberger Berman Advisers Management Trust;

    Neuberger Berman Advisers Management Trust – Fasciano Portfolio – Class S (NBAMTFasc)

    Neuberger Berman Advisers Management Trust – Guardian Portfolio – I Class Shares (NBAMTGuard)

    Neuberger Berman Advisers Management Trust – International Portfolio – Class S (NBAMTInt)

    Neuberger Berman Advisers Management Trust – Limited Maturity Bond Portfolio – Class I (NBAMTLMat)

    Neuberger Berman Advisers Management Trust – Mid Cap Growth Portfolio – I Class Shares

        (NBAMTMCGr)

    Neuberger Berman Advisers Management Trust – Partners Portfolio – Class I (NBAMTPart)

    Neuberger Berman Advisers Management Trust – Regency Portfolio – Class I (NBAMTRegI)

    Neuberger Berman Advisers Management Trust – Regency Portfolio – Class S (NBAMTRegS)

    Neuberger Berman Advisers Management Trust – Socially Responsive Portfolio Class I (NBAMSocRes)

Oppenheimer Global Securities Fund/VA – Class 3 (OppGlSec3)

Portfolios of the Oppenheimer Variable Account Funds;

    Oppenheimer Variable Account Funds – Oppenheimer Capital Appreciation Fund/VA –

        Non-Service Shares (OppCapAp) (formerly Oppenheimer Variable Account Funds –

            Oppenheimer Capital Appreciation Fund/VA – Initial Class)

    Oppenheimer Variable Account Funds – Oppenheimer Global Securities Fund/VA –

        Non-Service Shares (OppGlSec) (formerly Oppenheimer Variable Account Funds –

            Oppenheimer Global Securities Fund/VA – Initial Class)

    Oppenheimer Variable Account Funds – Oppenheimer High Income Fund/VA –

        Non-Service Shares (OppHighInc) (formerly Oppenheimer Variable Account Funds –

            Oppenheimer High Income Fund/VA – Initial Class)

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT– 4 (NOTES TO FINANCIAL STATEMENTS, Continued)

Oppenheimer Variable Account Funds – Oppenheimer Main Street® Fund/VA –

    Non-Service Shares (OppMSt) (formerly Oppenheimer Variable Account Funds –

        Oppenheimer Main Street Fund®/VA – Initial Class)

Oppenheimer Variable Account Funds – Oppenheimer Main Street® Small Cap Fund/VA –

    Non-Service Shares (OppMStSCap) (formerly Oppenheimer Variable Account Funds –

        Oppenheimer Main Street Small Cap Fund®/VA – Initial Class)

Oppenheimer Variable Account Funds – Oppenheimer Mid Cap Fund/VA –

    Non-Service Shares (OppMidCap) (formerly Oppenheimer Variable Account Funds –

        Oppenheimer Aggressive Growth Fund/VA – Initial Class)

Portfolios of the PIMCO Variable Insurance Trust;

PIMCO Variable Insurance Trust – PIMCO VIT All Asset Portfolio – Administrative Shares (PVITAllAst)

PIMCO Variable Insurance Trust – PIMCO VIT Low Duration Portfolio – Administrative Shares

    (PVITLowDur)

PIMCO Variable Insurance Trust – PIMCO VIT Real Return Portfolio – Administrative Shares

    (PVITRealRet)

PIMCO Variable Insurance Trust – PIMCO VIT Total Return Portfolio – Administrative Shares

    (PVITTotRet)

Pioneer High Yield VCT Portfolio – Class I Shares (PioHiYield)

Portfolios of the Putnam Variable Trust;

Putnam Variable Trust – Putnam VT Growth & Income Fund – IB Shares (PVTGroIncIB)

Putnam Variable Trust – Putnam VT International Equity Fund – IB Shares (PVTIntEqIB)

Putnam Variable Trust – Putnam VT Voyager Fund – IB Shares (PVTVoyIB)

Royce Capital Fund – Micro Cap (RCFMicroCap)

T. Rowe Price Blue Chip Growth Portfolio – II (TRoeBlChip2)

T. Rowe Price Equity Income Fund (TRowEqInc)*

T. Rowe Price Equity Income Portfolio – II (TRowEqInc2)

T. Rowe Price Limited Term Bond Portfolio – Class II (TRowLtdTBd2)

T. Rowe Price Mid Cap Growth Fund Inc. (TRowMidCap)*

T. Rowe Price Mid Cap Growth Portfolio – II (TRowMidCap2)

T. Rowe Price New America Growth Portfolio (TRowNewAmGr)

T. Rowe Price Personal Strategy Balanced Portfolio (TRowPerStrBal)*

Portfolios of the Van Eck Worldwide Insurance Trust;

Van Eck Worldwide Insurance Trust – Worldwide Emerging Markets Fund – Initial Class (VEWrldEMkt)

Van Eck Worldwide Insurance Trust – Worldwide Hard Assets Fund – Initial Class (VEWrldHAs)

Portfolios of the Van Kampen – The Universal Institutional Funds Inc.;

Van Kampen – The Universal Institutional Funds Inc. – Core Plus Fixed Income Portfolio – Class I

    (VKCorPlus)

Van Kampen – The Universal Institutional Funds Inc. – Emerging Markets Debt Portfolio – Class I

    (VKEmMkt)

Van Kampen – The Universal Institutional Funds Inc. – Mid Cap Growth Portfolio – Class I (VKMidCapG)

Van Kampen – The Universal Institutional Funds Inc. – U.S. Real Estate Portfolio – Class I

    (VKUSRealEst)

Portfolios of the W&R Target Funds Inc.;

W&R Target Funds Inc. – Global Natural Resources Portfolio (WRGlNatRes)*

W&R Target Funds Inc. – Growth Portfolio (WRGrowth)

W&R Target Funds Inc. – Mid Cap Growth Portfolio (WRMidCpGr)*

W&R Target Funds Inc. – Real Estate Securities Portfolio (WRRealEstS)

Portfolios of the Wells Fargo Advantage FundsSM;

Wells Fargo Advantage FundsSM – Opportunity Fund – Investor Class (WFAFOpp)*

Wells Fargo Advantage Variable Trust FundsSM –

Wells Fargo Advantage VT Opportunity FundSM (WFAVTOpp)

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT– 4 (NOTES TO FINANCIAL STATEMENTS, Continued)

At December 31, 2006, contract owners were invested in all of the above funds, except those noted with an asterisk (*). The contract owners’ equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see notes 2 and 3). The accompanying financial statements include only contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners’ Equity if a prior period purchase payment is refunded to a contract owner due to a contract cancellation during the free look period, and/or if a gain is realized by the contract owner during the free look period.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

(c)	Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued on the closing net asset value per share at December 31, 2006 of such funds, which value their investment securities at fair value. Fund purchases and sales are accounted for on the trade date (date the order to buy or sell is executed). The cost of investments sold is determined on a First in – First out basis, and dividends (which include capital gain distributions) are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d)	Federal Income Taxes

Operations of the Account form a part of, and are taxed with, operations of the Company, which is taxed as a life insurance company under the provisions of the Internal Revenue Code.

The Company does not provide for income taxes within the Account. Taxes are the responsibility of the contract owner upon termination or withdrawal.

(e)	Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f)	New Accounting Pronouncement

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standard (SFAS) 157. SFAS 157 also provides guidance regarding the extent to which companies measure assets and liabilities at fair value, the information used to measure fair value, and the effect of fair value measurements on earnings. SFAS 157 applies whenever other standards require (or permit) assets or liabilities to be measured at fair value but does not expand the use of fair value in any new circumstances. SFAS 157 is effective for fiscal years beginning after November 15, 2007, with early adoption permitted. SFAS 157 is not expected to have a material impact on the Accounts’ financial position or results of their operations upon adoption.

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT– 4 (NOTES TO FINANCIAL STATEMENTS, Continued)

(2)	Policy Charges

(a)	Deductions from Premium

For individual flexible premium and survivorship contracts, the Company deducts a minimum of 0.5% to a maximum of 7.5% of all premiums received to cover premium tax and sales expense. The Company may, at its sole discretion, reduce the sales loading portion of the premium load.

There are no deductions from premium on modified single premium contracts.

For the Corporate Series, the Company deducts a front-end sales load of 9.0% (5.5% starting in the seventh policy year) from each premium payment received. The Company may reduce this charge where the size or nature of the group results in savings in sales, underwriting, or administrative costs. Variations due to differences in costs are determined in a manner not unfairly discriminatory to policy owners.

For the periods ended December 31, 2006 and 2005, total front-end sales charge deductions were $30,403,541 and $38,078,931, respectively.

(b)	Cost of Insurance

A cost of insurance charge is assessed monthly against each contract. The amount of the charge varies widely and is based upon age, sex, rate class and net amount at risk (death benefit less total contract value). This charge is assessed against each contract by liquidating units.

(c)	Administrative Charges

For individual flexible premium survivorship and modified single premium contracts, the Company currently deducts a minimum monthly administration charge of $5 per policy month to a maximum of $10 per policy month to recover policy maintenance, accounting, record keeping and other administrative expenses. These charges are assessed monthly against each contract by liquidating units.

For ProtectionSM flexible premium contracts, the Company deducts a policy expense per $1,000 of specified amount charge for the first two policy years. This charge varies with the age of the insured and will not exceed $0.30 per $1,000 of specified amount. For last survivor contracts, the Company deducts a per $1,000 of specified amount charge for the first 3 policy years. This charge varies with the age of the insured and will not exceed $0.40 per $1,000 of specified amount. These charges are assessed monthly against each contract by liquidating units.

For the Corporate Series, the Company deducts a monthly administrative expense charge to recover policy maintenance, accounting, record keeping and other administrative expenses. These charges are assessed against each contract by liquidating units. Currently, this charge is $5 per month in all policy years (guaranteed not to exceed $10 per month).

(d)	Surrender Charges

Policy surrenders result in a redemption of the contract value from the Account and payment of the surrender proceeds to the contract owner or designee. The surrender proceeds consist of the contract value, less any outstanding policy loans, and less a surrender charge, if applicable. The amount of the charge is based upon a specified percentage of the initial surrender charge which varies by issue age, sex and rate class. For flexible premium survivorship, modified single premium and corporate contracts, the charge is 100% of the initial surrender charge in the first year, and declines a specified amount each year to 0% of the initial surrender charge in the ninth year or later.

The Company may waive the surrender charge for certain contracts in which the sales expenses normally associated with the distribution of a contract are not incurred. No charges were deducted from the initial funding by the Depositor, or from earnings thereon.

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT– 4 (NOTES TO FINANCIAL STATEMENTS, Continued)

(3)	Asset Charges

(a)	Modified Single Premium Contracts (MSP)

For modified single premium contracts, the Company deducts a mortality and expense risk charge equal to an annualized rate of 0.70% of the cash value of the sub-accounts. This charge is assessed monthly against each contract by liquidating units.

(b)	Flexible Premium and Variable Executive Life Contracts (SPVUL and VEL)

For Choice LifeSM contracts, the Company deducts a mortality and expense risk charge of $0.50 per $1,000 on the first $25,000 of cash value attributable to the variable account, $0.25 per $1,000 on $25,001 up to $250,000 of cash value attributable to the variable account and $0.08 per $1,000 over $250,000 of cash value attributable to the variable account. This charge is assessed monthly against each contract by liquidating units.

For Choice Life ProtectionSM contracts and Best of America® ProtectionSM contracts, the Company deducts $0.66 per $1,000 of cash value attributable to the variable account during the first through fifteenth years from the Policy Date. Thereafter, this charge is $0.25 per $1,000 of cash value attributable to the variable account. This charge is assessed monthly against each contract by liquidating units.

(c)	Survivorship Life Contracts (SL)

For Choice Survivorship and Last Survivor contracts, during the first ten policy years, the Company deducts a mortality and expense risk charge of $0.55 per $1,000 on the first $25,000 of cash value attributable to the variable account; $0.55 per $1,000 on $25,001 up to $99,999 of cash value attributable to the variable account; and $0.55 per $1,000 on $100,000 or more of cash value attributable to the variable account. After ten years from the Policy Date, the Company deducts $0.55 per $1,000 on the first $25,000 of cash value attributable to the variable account; $0.35 per $1,000 on $25,001 up to $99,999 of cash value attributable to the variable account; and $0.20 per $1,000 on $100,000 or more of cash value attributable to the variable account. This charge is assessed monthly against each contract by liquidating units.

For ChoiceLifeSM Survivorship II and Next GenerationSM Survivorship Life contracts, during the first fifteen policy years, the Company deducts a mortality and expense risk charge of $0.60 per $1,000 on the first $25,000 of cash value attributable to the variable account; $0.30 per $1,000 on $25,001 up to $250,000 of cash value attributable to the variable account; and $0.10 per $1,000 over $250,000 of cash value attributable to the variable account. After fifteen years from the Policy Date, the Company deducts $0.60 per $1,000 on the first $25,000 of cash value attributable to the variable account and $0.10 per $1,000 over $25,000 of cash value attributable to the variable account. This charge is assessed monthly against each contract by liquidating units.

For ProtectionSM Survivorship and ChoiceLife ProtectionSM Survivorship Life contracts, during the first fifteen policy years, the Company deducts a mortality and expense risk charge of $0.80 per $1,000 of cash value attributable to the variable account. After fifteen years from the Policy Date, the Company deducts $0.30 per $1,000 of cash value attributable to the variable account. This charge is assessed monthly against each contract by liquidating units.

(d)	Corporate Contracts

For the Corporate Series, the Company deducts from the assets of the Account, a charge to provide for mortality and expense risks. This charge is guaranteed not to exceed an annualized rate of 0.75% of the daily net assets of the Account. Currently, this rate is 0.40% during the first through fourth policy years, 0.25% during the fifth through twentieth policy years, and 0.10% thereafter. A reduced fee tier for Corporate Series contracts applies as 0.20% for all policy years. This charge is assessed through the daily unit value calculation.

The Company may reduce or eliminate certain charges where the size or nature of the group results in savings in sales, underwriting, administrative or other costs to the Company. These charges may be reduced in certain group sponsored arrangements or special exchange programs made available by the Company.

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT– 4 (NOTES TO FINANCIAL STATEMENTS, Continued)

(4)	Death Benefits

Death benefit proceeds result in a redemption of the contract value from the Account and payment of those proceeds, less any outstanding policy loans (and policy charges), to the legal beneficiary. For last survivor flexible premium contracts, the proceeds are payable on the death of the last surviving insured. In the event that the guaranteed death benefit exceeds the contract value on the date of death, the excess is paid by the Company’s general account.

(5)	Policy Loans (Net of Repayments)

Contract provisions allow contract owners to borrow 90% of a policy’s variable cash surrender value plus 100% of a policy’s fixed cash surrender value less applicable value of surrender charge. Interest is charged on the outstanding loan and is due and payable in advance on the policy anniversary.

At the time the loan is granted, the amount of the loan is transferred from the Account to the Company’s general account as collateral for the outstanding loan. Collateral amounts in the general account are credited with the stated rate of interest in effect at the time the loan is made, subject to a guaranteed minimum rate. Interest credited is paid by the Company’s general account to the Account. Loan repayments result in a transfer of collateral including interest back to the Account.

(6)	Related Party Transactions

The Company performs various services on behalf of the Mutual Fund Companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, preparation, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. These transfers are the result of the contract owner executing fund exchanges. Fund exchanges from the Account to the fixed account are included in surrenders, and fund exchanges from the fixed account to the Account are included in purchase payments received from contact owners, as applicable, on the accompanying Statements of Change in Contract Owners’ Equity.

Policy loan transactions (note 5), executed at the direction of the contract owner, also result in transfers between the Account and the fixed account of the Company. The fixed account assets are not reflected in the accompanying financial statements.

For the periods ended December 31, 2006 and 2005, total transfers into the Account from the fixed account were $33,285,412 and $33,113,861, respectively, and total transfers from the Account to the fixed account were $48,694,028 and $55,474,580, respectively.

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT– 4 (NOTES TO FINANCIAL STATEMENTS, Continued)

(7)	Financial Highlights

The following is a summary of units, unit fair values and contract owners’ equity outstanding for variable universal life contracts as of the end of the periods indicated, and the contract expense rates, investment income ratio and total return for each period in the five year period ended December 31, 2006.

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
The BEST of AMERICA® America’s FUTURE Life SeriesSM

AIM Variable Insurance Funds – AIM V.I. Basic Value Fund – Series I
2006	0.00%	334,122	$17.502242	$5,847,884	0.42%	13.20%
2005	0.00%	300,432	15.460790	4,644,916	0.09%	5.74%
2004	0.00%	218,854	14.622048	3,200,094	0.00%	11.07%
2003	0.00%	62,247	13.164786	819,468	0.06%	33.63%

AIM Variable Insurance Funds – AIM V.I. Capital Appreciation Fund – Series I
2006	0.00%	102,104	15.288632	1,561,030	0.06%	6.30%
2005	0.00%	85,976	14.382523	1,236,552	0.08%	8.84%
2004	0.00%	57,596	13.214909	761,126	0.00%	6.63%
2003	0.00%	26,916	12.393708	333,589	0.00%	23.94%	05/01/03

AIM Variable Insurance Funds – AIM V.I. Capital Development Fund – Series I Shares
2006	0.00%	180,668	19.610981	3,543,077	0.00%	16.52%
2005	0.00%	164,886	16.830569	2,775,125	0.00%	9.60%
2004	0.00%	122,266	15.355666	1,877,476	0.00%	15.50%
2003	0.00%	33,912	13.294993	450,860	0.00%	35.36%

AllianceBernstein Variable Products Series Fund, Inc. – Growth and Income Portfolio – Class A
2006	0.00%	241,896	18.208779	4,404,631	1.37%	17.29%
2005	0.00%	247,326	15.525074	3,839,754	1.48%	4.87%
2004	0.00%	243,956	14.804614	3,611,674	0.92%	11.46%
2003	0.00%	145,925	13.282209	1,938,206	0.51%	32.50%

AllianceBernstein Variable Products Series Fund, Inc. – Small-Mid Cap Value Portfolio – Class A
2006	0.00%	168,136	20.134859	3,385,395	0.45%	14.42%
2005	0.00%	198,030	17.597332	3,484,800	0.74%	6.91%
2004	0.00%	181,154	16.459431	2,981,692	0.13%	19.30%
2003	0.00%	28,635	13.796395	395,060	0.13%	37.96%	05/01/03

American Century Variable Portfolios, Inc. – Income & Growth Fund – Class I
2006	0.00%	1,305,236	17.707797	23,112,854	1.85%	17.09%
2005	0.00%	1,496,010	15.123633	22,625,106	1.94%	4.63%
2004	0.00%	1,546,166	14.454301	22,348,749	1.37%	12.99%
2003	0.00%	1,520,999	12.792293	19,457,065	1.28%	29.35%
2002	0.00%	1,357,662	9.889493	13,426,589	1.00%	-19.37%

American Century Variable Portfolios, Inc. – Inflation Protection Fund – Class II
2006	0.00%	555,240	11.270913	6,258,062	3.48%	1.59%
2005	0.00%	535,932	11.094803	5,946,060	4.48%	1.56%
2004	0.00%	457,932	10.924094	5,002,492	3.35%	5.81%
2003	0.00%	108,990	10.324182	1,125,233	1.85%	3.24%	04/30/03

American Century Variable Portfolios, Inc. – International Fund – Class I
2006	0.00%	1,069,366	18.515660	19,800,017	1.58%	25.03%
2005	0.00%	1,314,688	14.809535	19,469,918	1.25%	13.25%
2004	0.00%	1,713,168	13.076396	22,402,063	0.56%	14.92%
2003	0.00%	1,660,633	11.378318	18,895,210	0.73%	24.51%
2002	0.00%	1,633,924	9.138486	14,931,592	0.78%	-20.37%

American Century Variable Portfolios, Inc. – International Fund – Class III
2006	0.00%	548,782	14.595156	8,009,559	1.38%	25.03%
2005	0.00%	366,150	11.673757	4,274,346	0.00%	16.74%	05/02/05

American Century Variable Portfolios, Inc. – Mid Cap Value Fund – Class I
2006	0.00%	88,992	13.620466	1,212,113	0.96%	20.30%
2005	0.00%	57,178	11.322176	647,379	1.24%	13.22%	05/02/05

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT– 4 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
American Century Variable Portfolios, Inc. – Ultra® Fund – Class I
2006	0.00%	257,010	$10.980437	$2,822,082	0.00%	-3.28%
2005	0.00%	263,874	11.352287	2,995,573	0.00%	2.17%
2004	0.00%	229,742	11.111676	2,552,819	0.00%	10.68%
2003	0.00%	208,689	10.039885	2,095,214	0.00%	24.90%
2002	0.00%	75,002	8.038471	602,901	0.66%	-19.62%	05/01/02

American Century Variable Portfolios, Inc. – Value Fund – Class I
2006	0.00%	2,442,604	22.240206	54,324,016	1.41%	18.65%
2005	0.00%	2,800,196	18.743947	52,486,725	0.83%	5.03%
2004	0.00%	2,668,438	17.845717	47,620,189	0.97%	14.33%
2003	0.00%	2,467,117	15.608555	38,508,131	1.04%	28.96%
2002	0.00%	2,232,546	12.103586	27,021,813	0.75%	-12.62%

American Century Variable Portfolios, Inc. – VistaSM Fund – Class I
2006	0.00%	13,662	12.496264	170,724	0.00%	9.01%
2005	0.00%	7,434	11.463606	85,220	0.00%	14.64%	05/02/05

Credit Suisse Trust – Global Small Cap Portfolio
2006	0.00%	46,476	15.193949	706,154	0.00%	13.20%
2005	0.00%	48,980	13.421675	657,394	0.00%	16.14%
2004	0.00%	54,638	11.556117	631,403	0.00%	17.99%
2003	0.00%	58,125	9.794203	569,288	0.00%	47.66%
2002	0.00%	56,373	6.633112	373,928	0.00%	-34.16%

Credit Suisse Trust – International Focus Portfolio
2006	0.00%	121,824	15.867715	1,933,069	1.01%	18.65%
2005	0.00%	132,046	13.373190	1,765,876	0.88%	17.44%
2004	0.00%	141,708	11.387391	1,613,684	0.99%	14.74%
2003	0.00%	152,971	9.924331	1,518,135	0.49%	33.09%
2002	0.00%	158,237	7.456827	1,179,946	0.00%	-19.90%

Credit Suisse Trust – Large Cap Value Portfolio
2006	0.00%	96,894	18.117019	1,755,430	0.89%	19.35%
2005	0.00%	117,378	15.179777	1,781,772	0.73%	8.14%
2004	0.00%	114,260	14.036771	1,603,841	0.58%	11.34%
2003	0.00%	114,258	12.606777	1,440,425	0.76%	25.16%
2002	0.00%	109,088	10.072243	1,098,761	0.76%	-23.09%

Dreyfus Investment Portfolios – European Equity Portfolio
2002	0.00%	282	7.045961	1,987	0.00%	-22.64%

Dreyfus Investment Portfolios – Small Cap Stock Index Portfolio – Service Shares
2006	0.00%	707,480	15.813075	11,187,434	0.38%	14.41%
2005	0.00%	581,680	13.821296	8,039,571	0.00%	7.23%
2004	0.00%	589,810	12.889095	7,602,117	0.57%	21.88%
2003	0.00%	440,723	10.574853	4,660,581	0.27%	37.78%
2002	0.00%	142,420	7.675242	1,093,108	0.29%	-23.25%	05/01/02

Dreyfus Socially Responsible Growth Fund, Inc. – Initial Shares, The
2006	0.00%	1,115,238	12.473391	13,910,800	0.11%	9.20%
2005	0.00%	1,203,742	11.422458	13,749,692	0.00%	3.62%
2004	0.00%	1,320,272	11.023895	14,554,540	0.40%	6.21%
2003	0.00%	1,330,170	10.379305	13,806,240	0.11%	26.00%
2002	0.00%	1,313,324	8.237365	10,818,329	0.22%	-28.94%

Dreyfus Stock Index Fund, Inc. – Initial Shares
2006	0.00%	10,489,244	16.424348	172,278,994	1.64%	15.50%
2005	0.00%	12,914,370	14.220511	183,648,941	1.63%	4.69%
2004	0.00%	13,432,296	13.583304	182,454,960	1.82%	10.64%
2003	0.00%	12,939,837	12.277012	158,862,534	1.54%	28.36%
2002	0.00%	11,929,984	9.564281	114,101,719	1.45%	-22.36%

Dreyfus Variable Investment Fund – Appreciation Portfolio – Initial Shares
2006	0.00%	1,210,752	16.853206	20,405,053	1.53%	16.48%
2005	0.00%	1,326,026	14.469157	19,186,478	0.02%	4.38%
2004	0.00%	1,281,098	13.862320	17,758,990	1.67%	5.05%
2003	0.00%	1,185,642	13.196450	15,646,265	1.18%	21.17%
2002	0.00%	1,148,080	10.890932	12,503,661	1.22%	-16.71%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT– 4 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Dreyfus Variable Investment Fund – Developing Leaders Portfolio – Initial Shares
2006	0.00%	52,662	$15.770049	$830,482	0.40%	3.77%
2005	0.00%	58,416	15.197076	887,752	0.00%	5.80%
2004	0.00%	63,226	14.363942	908,175	0.28%	11.34%
2003	0.00%	15,972	12.900917	206,053	0.11%	29.01%	05/01/03

Federated Insurance Series – Federated American Leaders Fund II – Primary Shares
2006	0.00%	21,354	16.967010	362,314	1.46%	16.81%
2005	0.00%	21,684	14.525597	314,973	1.48%	5.02%
2004	0.00%	22,444	13.830995	310,423	1.17%	9.78%
2003	0.00%	12,199	12.598945	153,695	0.00%	25.99%	05/01/03

Federated Insurance Series – Federated Capital Appreciation Fund II – Primary Shares
2006	0.00%	27,898	15.330912	427,702	0.75%	16.21%
2005	0.00%	26,192	13.192087	345,527	1.04%	1.91%
2004	0.00%	28,136	12.944293	364,201	0.42%	7.39%
2003	0.00%	8,379	12.052976	100,992	0.00%	20.53%	05/01/03

Federated Insurance Series – Federated Market Opportunity Fund II – Service Shares
2006	0.00%	3,964	10.395256	41,207	0.00%	3.95%	05/01/06

Federated Insurance Series – Federated Quality Bond Fund II – Primary Shares
2006	0.00%	1,685,612	14.723396	24,817,933	5.17%	4.15%
2005	0.00%	2,483,218	14.136175	35,103,204	3.55%	1.30%
2004	0.00%	2,361,192	13.955112	32,950,699	3.92%	3.62%
2003	0.00%	2,262,363	13.467590	30,468,577	3.30%	4.65%
2002	0.00%	2,274,059	12.869670	29,266,389	3.20%	9.31%

Fidelity® Variable Insurance Products Fund – Equity-Income Portfolio – Service Class
2006	0.00%	3,666,100	18.625658	68,283,525	3.15%	20.08%
2005	0.00%	3,799,536	15.511120	58,935,059	1.56%	5.76%
2004	0.00%	3,986,154	14.666699	58,463,721	1.39%	11.38%
2003	0.00%	3,691,492	13.167905	48,609,216	1.66%	30.22%
2002	0.00%	3,282,138	10.112108	33,189,334	1.50%	-17.00%

Fidelity® Variable Insurance Products Fund – Growth Portfolio – Service Class
2006	0.00%	3,992,818	15.113032	60,343,586	0.28%	6.73%
2005	0.00%	4,330,880	14.159785	61,324,330	0.41%	5.67%
2004	0.00%	4,602,660	13.399667	61,674,111	0.16%	3.26%
2003	0.00%	4,622,588	12.976175	59,983,511	0.18%	32.78%
2002	0.00%	4,393,697	9.772625	42,937,953	0.14%	-30.20%

Fidelity® Variable Insurance Products Fund – High Income Portfolio – Service Class
2006	0.00%	1,194,886	11.561165	13,814,274	7.58%	11.18%
2005	0.00%	1,308,856	10.398866	13,610,618	14.70%	2.52%
2004	0.00%	1,366,190	10.142968	13,857,221	8.03%	9.47%
2003	0.00%	1,549,745	9.265750	14,359,550	6.36%	26.97%
2002	0.00%	1,244,727	7.297581	9,083,496	9.18%	3.62%

Fidelity® Variable Insurance Products Fund – Overseas Portfolio – Service Class
2006	0.00%	963,186	18.554369	17,871,308	0.84%	17.95%
2005	0.00%	1,411,140	15.731142	22,198,844	0.56%	18.97%
2004	0.00%	1,749,970	13.222678	23,139,290	0.98%	13.49%
2003	0.00%	1,414,346	11.651219	16,478,855	0.63%	43.20%
2002	0.00%	1,180,783	8.136116	9,606,987	0.64%	-20.34%

Fidelity® Variable Insurance Products Fund – Overseas Portfolio – Service Class R
2006	0.00%	985,990	14.743687	14,537,128	0.62%	17.95%
2005	0.00%	579,174	12.499996	7,239,673	0.00%	25.00%	05/02/05

Fidelity® Variable Insurance Products Fund II – Contrafund® Portfolio – Service Class
2006	0.00%	4,668,602	23.057410	107,645,870	1.12%	11.59%
2005	0.00%	4,501,900	20.662750	93,021,634	0.19%	16.85%
2004	0.00%	4,151,040	17.683622	73,405,422	0.24%	15.34%
2003	0.00%	3,745,714	15.331836	57,428,673	0.30%	28.35%
2002	0.00%	3,355,920	11.945132	40,086,907	0.69%	-9.42%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT– 4 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Fidelity® Variable Insurance Products Fund II – Investment Grade Bond Portfolio – Service Class
2006	0.00%	855,338	$11.348586	$9,706,877	3.34%	4.30%
2005	0.00%	649,570	10.880732	7,067,797	2.69%	2.08%
2004	0.00%	352,046	10.659014	3,752,463	1.68%	4.32%
2003	0.00%	67,767	10.217718	692,424	0.00%	2.18%	05/01/03

Fidelity® Variable Insurance Products Fund III – Growth Opportunities Portfolio – Service Class
2006	0.00%	1,014,378	11.421365	11,585,581	0.69%	5.30%
2005	0.00%	1,129,706	10.846338	12,253,173	0.84%	8.86%
2004	0.00%	1,211,402	9.963454	12,069,748	0.48%	7.06%
2003	0.00%	1,245,460	9.306474	11,590,841	0.59%	29.66%
2002	0.00%	1,183,841	7.177547	8,497,074	0.93%	-21.92%

Fidelity® Variable Insurance Products Fund III – Mid Cap Portfolio – Service Class
2006	0.00%	1,042,192	23.389128	24,375,962	0.23%	12.59%
2005	0.00%	868,756	20.773676	18,047,256	0.00%	18.20%
2004	0.00%	431,128	17.574515	7,576,866	0.00%	24.77%
2003	0.00%	99,682	14.085331	1,404,054	0.00%	40.85%	05/01/03

Fidelity® Variable Insurance Products Fund III – Value Strategies Portfolio – Service Class
2006	0.00%	494,372	16.095011	7,956,923	0.49%	16.20%
2005	0.00%	510,536	13.851491	7,071,685	0.00%	2.55%
2004	0.00%	337,180	13.506506	4,554,124	0.00%	13.99%
2003	0.00%	284,603	11.849148	3,372,303	0.00%	57.79%
2002	0.00%	19,541	7.509507	146,743	0.00%	-24.90%	05/01/02

Fidelity® Variable Insurance Products Fund IV – Energy Portfolio – Service Class 2
2006	0.00%	488,940	15.759845	7,705,619	0.75%	16.62%
2005	0.00%	243,526	13.514321	3,291,089	0.64%	35.14%	05/02/05

Fidelity® Variable Insurance Products Fund IV – Freedom Fund 2010 Portfolio – Service Class
2006	0.00%	56,804	11.863160	673,875	2.70%	9.78%
2005	0.00%	15,242	10.806063	164,706	0.47%	8.06%	05/02/05

Fidelity® Variable Insurance Products Fund IV – Freedom Fund 2020 Portfolio – Service Class
2006	0.00%	109,012	12.431698	1,355,204	2.11%	11.81%
2005	0.00%	52,700	11.118664	585,954	1.32%	11.19%	05/02/05

Fidelity® Variable Insurance Products Fund IV – Freedom Fund 2030 Portfolio – Service Class
2006	0.00%	54,734	12.819894	701,684	2.16%	13.15%
2005	0.00%	23,432	11.329788	265,480	1.38%	13.30%	05/02/05

Franklin Templeton Variable Insurance Products Trust – Franklin Income Securities Fund – Class 2
2006	0.00%	117,590	11.216304	1,318,925	0.07%	12.16%	05/01/06

Franklin Templeton Variable Insurance Products Trust – Franklin Rising Dividends Securities Fund – Class 1
2006	0.00%	943,340	16.669002	15,724,536	1.23%	17.43%
2005	0.00%	840,480	14.195085	11,930,685	1.01%	3.68%
2004	0.00%	635,954	13.690957	8,706,819	0.70%	11.25%
2003	0.00%	220,019	12.306508	2,707,666	0.48%	23.07%	05/01/03

Franklin Templeton Variable Insurance Products Trust – Franklin Small Cap Value Securities Fund – Class 1
2006	0.00%	484,062	21.190555	10,257,542	0.82%	17.30%
2005	0.00%	398,540	18.064784	7,199,539	0.92%	8.99%
2004	0.00%	237,384	16.575156	3,934,677	0.23%	24.09%
2003	0.00%	47,449	13.357313	633,791	0.00%	33.57%	05/01/03

Franklin Templeton Variable Insurance Products Trust – Templeton Developing Markets Securities Fund – Class 3
2006	0.00%	310,222	16.410826	5,090,999	1.29%	28.17%
2005	0.00%	159,292	12.804274	2,039,618	0.06%	28.04%	05/02/05

Franklin Templeton Variable Insurance Products Trust – Templeton Foreign Securities Fund – Class 1
2006	0.00%	174,552	21.206570	3,701,649	1.39%	21.70%
2005	0.00%	228,680	17.425708	3,984,911	1.53%	10.48%
2004	0.00%	261,568	15.773327	4,125,798	1.08%	18.87%
2003	0.00%	92,411	13.269107	1,226,211	0.42%	32.69%

Franklin Templeton Variable Insurance Products Trust – Templeton Foreign Securities Fund – Class 3
2006	0.00%	424,646	13.711150	5,822,385	1.34%	21.46%
2005	0.00%	237,992	11.288544	2,686,583	0.34%	12.89%	05/02/05

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT– 4 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Franklin Templeton Variable Insurance Products Trust – Templeton Global Income Securities Fund – Class 3
2006	0.00%	138,640	$11.150160	$1,545,858	2.84%	12.84%
2005	0.00%	53,324	9.881172	526,904	1.81%	-1.19%	05/02/05

Gartmore GVIT – American Funds GVIT Asset Allocation Fund – Class II
2006	0.00%	166,024	10.556998	1,752,715	3.37%	5.57%	05/01/06

Gartmore GVIT – American Funds GVIT Bond Fund – Class II
2006	0.00%	70,612	10.538858	744,170	0.90%	5.39%	05/01/06

Gartmore GVIT – American Funds GVIT Global Growth Fund – Class II
2006	0.00%	150,826	10.842096	1,635,270	0.23%	8.42%	05/01/06

Gartmore GVIT – American Funds GVIT Growth Fund – Class II
2006	0.00%	168,526	10.364424	1,746,675	1.12%	3.64%	05/01/06

Gartmore GVIT – Dreyfus GGVIT International Value Fund – Class I
2006	0.00%	134,862	23.062454	3,110,249	2.07%	22.67%
2005	0.00%	175,520	18.800450	3,299,855	1.31%	12.09%
2004	0.00%	281,276	16.772215	4,717,622	1.91%	20.29%
2003	0.00%	23,901	13.838062	330,744	0.00%	38.38%	05/01/03

Gartmore GVIT – Dreyfus GGVIT International Value Fund – Class III
2006	0.00%	575,980	14.056822	8,096,448	2.01%	22.75%
2005	0.00%	402,348	11.451970	4,607,677	0.95%	14.52%	05/02/05

Gartmore GVIT – Emerging Markets Fund – Class I
2006	0.00%	270,924	25.339713	6,865,136	0.71%	36.72%
2005	0.00%	369,062	18.534273	6,840,296	0.60%	32.64%
2004	0.00%	466,980	13.973799	6,525,485	1.04%	20.74%
2003	0.00%	343,512	11.573140	3,975,512	0.61%	65.26%
2002	0.00%	146,740	7.002885	1,027,603	0.23%	-15.23%

Gartmore GVIT – Emerging Markets Fund – Class III
2006	0.00%	714,108	18.224168	13,014,024	0.72%	36.64%
2005	0.00%	462,520	13.336908	6,168,587	0.20%	33.37%	05/02/05

Gartmore GVIT – Federated GGVIT High Income Bond Fund – Class I
2006	0.00%	882,542	16.420739	14,491,992	7.41%	10.60%
2005	0.00%	1,047,212	14.846585	15,547,522	6.92%	2.38%
2004	0.00%	1,351,330	14.501407	19,596,186	7.58%	10.10%
2003	0.00%	1,164,352	13.171585	15,336,361	7.99%	22.27%
2002	0.00%	660,476	10.772444	7,114,941	10.09%	3.23%

Gartmore GVIT – Federated GGVIT High Income Bond Fund – Class III
2006	0.00%	701,700	11.657910	8,180,355	7.85%	10.60%
2005	0.00%	429,384	10.540776	4,526,041	6.02%	5.41%	05/02/05

Gartmore GVIT – Global Financial Services Fund – Class I
2006	0.00%	113,986	19.830405	2,260,389	1.89%	20.32%
2005	0.00%	105,354	16.481268	1,736,368	2.00%	11.15%
2004	0.00%	121,742	14.827817	1,805,168	1.37%	20.99%
2003	0.00%	137,222	12.255125	1,681,673	1.08%	41.45%
2002	0.00%	14,069	8.663891	121,892	0.02%	-13.36%	05/01/02

Gartmore GVIT – Global Health Sciences Fund – Class I
2006	0.00%	124,614	13.695316	1,706,628	0.00%	2.71%
2005	0.00%	194,488	13.334230	2,593,348	0.00%	8.44%
2004	0.00%	256,666	12.296466	3,156,085	0.00%	7.86%
2003	0.00%	170,154	11.400451	1,939,832	0.00%	36.69%
2002	0.00%	24,643	8.340128	205,526	0.00%	-16.60%	05/01/02

Gartmore GVIT – Global Health Sciences Fund – Class III
2006	0.00%	212,658	11.032385	2,346,125	0.00%	2.70%
2005	0.00%	128,282	10.742057	1,378,013	0.00%	7.42%	05/02/05

Gartmore GVIT – Global Technology and Communications Fund – Class I
2006	0.00%	515,480	3.531877	1,820,612	0.00%	11.17%
2005	0.00%	740,614	3.177040	2,352,960	0.00%	-0.52%
2004	0.00%	1,025,772	3.193545	3,275,849	0.00%	4.31%
2003	0.00%	1,041,511	3.061527	3,188,614	0.00%	55.23%
2002	0.00%	469,967	1.972253	926,894	0.67%	-42.78%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT– 4 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Gartmore GVIT – Global Technology and Communications Fund – Class III
2006	0.00%	136,014	$13.682536	$1,861,016	0.00%	11.08%
2005	0.00%	89,142	12.317458	1,098,003	0.00%	23.17%	05/02/05

Gartmore GVIT – Global Utilities Fund – Class I
2006	0.00%	178,132	20.489395	3,649,817	2.84%	37.56%
2005	0.00%	118,088	14.894755	1,758,892	2.09%	6.39%
2004	0.00%	134,138	14.000446	1,877,992	1.64%	29.97%
2003	0.00%	50,633	10.772327	545,435	1.02%	24.05%
2002	0.00%	8,397	8.683837	72,918	0.61%	-13.16%	05/01/02

Gartmore GVIT – Government Bond Fund – Class I
2006	0.00%	2,428,156	16.013288	38,882,761	3.95%	3.34%
2005	0.00%	3,195,842	15.495567	49,521,384	3.71%	3.26%
2004	0.00%	3,187,198	15.005858	47,826,641	5.38%	3.26%
2003	0.00%	3,340,824	14.531815	48,548,236	3.25%	2.00%
2002	0.00%	3,339,535	14.246814	47,577,734	4.66%	10.98%

Gartmore GVIT – Growth Fund: Class I
2006	0.00%	1,876,832	8.279324	15,538,900	0.05%	6.17%
2005	0.00%	1,986,938	7.798327	15,494,792	0.08%	6.50%
2004	0.00%	2,009,968	7.322345	14,717,679	0.34%	8.16%
2003	0.00%	2,002,653	6.770126	13,558,213	0.02%	32.74%
2002	0.00%	1,934,729	5.100354	9,867,803	0.00%	-28.72%

Gartmore GVIT – International Growth Fund – Class I
2006	0.00%	554,752	13.430598	7,450,651	0.84%	32.96%
2005	0.00%	203,318	10.100861	2,053,687	1.10%	30.21%
2004	0.00%	125,904	7.757434	976,692	0.85%	14.19%
2003	0.00%	195,693	6.793220	1,329,386	0.00%	35.62%
2002	0.00%	72,938	5.008923	365,341	0.00%	-24.10%

Gartmore GVIT – International Index Fund – Class VI
2006	0.00%	20,334	10.975279	223,171	1.50%	9.75%	05/01/06

Gartmore GVIT – Investor Destinations Aggressive Fund – Class II
2006	0.00%	1,105,550	15.802084	17,469,994	2.11%	16.87%
2005	0.00%	1,044,556	13.521320	14,123,776	2.02%	7.93%
2004	0.00%	937,068	12.527746	11,739,350	1.85%	14.03%
2003	0.00%	539,178	10.986753	5,923,816	1.57%	31.87%
2002	0.00%	154,196	8.331709	1,284,716	0.86%	-16.68%	01/25/02

Gartmore GVIT – Investor Destinations Conservative Fund – Class II
2006	0.00%	628,508	12.447546	7,823,382	3.23%	6.16%
2005	0.00%	706,430	11.724859	8,282,792	2.49%	3.31%
2004	0.00%	593,680	11.349571	6,738,013	2.49%	4.65%
2003	0.00%	430,237	10.845040	4,665,937	2.59%	7.91%
2002	0.00%	202,573	10.050418	2,035,943	2.18%	0.50%	01/25/02

Gartmore GVIT – Investor Destinations Moderate Fund – Class II
2006	0.00%	3,554,252	14.099052	50,111,584	2.47%	11.35%
2005	0.00%	3,150,642	12.661618	39,892,225	2.39%	5.34%
2004	0.00%	2,369,740	12.019313	28,482,647	2.21%	9.54%
2003	0.00%	1,419,724	10.972970	15,578,589	2.05%	20.05%
2002	0.00%	398,104	9.140249	3,638,770	1.66%	-8.60%	01/25/02

Gartmore GVIT – Investor Destinations Moderately Aggressive Fund – Class II
2006	0.00%	4,071,170	15.125018	61,576,520	2.25%	14.54%
2005	0.00%	3,665,284	13.204972	48,399,973	2.19%	7.07%
2004	0.00%	2,664,904	12.332826	32,865,797	2.01%	12.09%
2003	0.00%	1,386,608	11.002361	15,255,962	1.61%	26.64%
2002	0.00%	375,973	8.687687	3,266,336	1.05%	-13.12%	01/25/02

Gartmore GVIT – Investor Destinations Moderately Conservative Fund – Class II
2006	0.00%	1,022,586	13.308971	13,609,567	2.84%	8.42%
2005	0.00%	996,854	12.275099	12,236,482	2.78%	4.49%
2004	0.00%	934,806	11.748118	10,982,211	2.38%	7.16%
2003	0.00%	794,151	10.963279	8,706,499	2.33%	13.70%
2002	0.00%	418,980	9.642427	4,039,984	1.99%	-3.58%	01/25/02

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT– 4 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Gartmore GVIT – J.P. Morgan GVIT Balanced Fund: Class I
2006	0.00%	919,452	$13.567085	$12,474,283	2.25%	12.25%
2005	0.00%	1,170,652	12.086643	14,149,253	1.98%	2.54%
2004	0.00%	1,256,734	11.786975	14,813,092	1.94%	8.49%
2003	0.00%	1,222,571	10.864458	13,282,571	1.76%	18.41%
2002	0.00%	1,025,461	9.174983	9,408,587	2.28%	-12.31%

Gartmore GVIT – Mid Cap Growth Fund – Class I
2006	0.00%	961,292	15.331247	14,737,805	0.00%	9.91%
2005	0.00%	989,192	13.949172	13,798,409	0.00%	9.74%
2004	0.00%	1,022,504	12.710961	12,997,008	0.00%	15.34%
2003	0.00%	1,048,110	11.020618	11,550,820	0.00%	40.13%
2002	0.00%	863,328	7.864311	6,789,480	0.00%	-37.01%

Gartmore GVIT – Mid Cap Index Fund – Class I
2006	0.00%	1,451,458	24.770554	35,953,419	1.14%	9.89%
2005	0.00%	1,705,870	22.541352	38,452,616	1.04%	12.10%
2004	0.00%	1,662,184	20.108596	33,424,187	0.56%	15.73%
2003	0.00%	1,562,296	17.375180	27,145,174	0.50%	34.65%
2002	0.00%	1,255,638	12.903917	16,202,649	0.45%	-15.30%

Gartmore GVIT – Money Market Fund – Class I
2006	0.00%	7,870,664	13.359424	105,147,538	4.43%	4.53%
2005	0.00%	8,487,334	12.780436	108,471,829	2.61%	2.67%
2004	0.00%	9,274,680	12.448310	115,454,092	0.80%	0.81%
2003	0.00%	10,900,245	12.348118	134,597,511	0.63%	0.63%
2002	0.00%	13,460,393	12.271344	165,177,113	1.51%	1.21%

Gartmore GVIT – Nationwide® Fund – Class I
2006	0.00%	2,948,242	15.389126	45,370,868	1.09%	13.63%
2005	0.00%	3,161,412	13.543467	42,816,479	1.00%	7.44%
2004	0.00%	3,312,776	12.605461	41,759,069	1.30%	9.75%
2003	0.00%	3,352,137	11.485510	38,501,003	0.59%	27.51%
2002	0.00%	3,234,937	9.007395	29,138,355	0.95%	-17.35%

Gartmore GVIT – Nationwide® Leaders Fund – Class I
2006	0.00%	85,138	16.116355	1,372,114	0.70%	16.05%
2005	0.00%	40,072	13.887943	556,518	1.29%	10.31%
2004	0.00%	24,720	12.589767	311,219	0.48%	18.79%
2003	0.00%	21,594	10.598061	228,855	0.15%	25.38%
2002	0.00%	15,191	8.452459	128,401	1.19%	-15.48%	05/01/02

Gartmore GVIT – Small Cap Growth Fund – Class I
2006	0.00%	807,056	17.366191	14,015,489	0.00%	3.21%
2005	0.00%	925,228	16.826475	15,568,326	0.00%	8.09%
2004	0.00%	936,378	15.567128	14,576,716	0.00%	13.42%
2003	0.00%	890,100	13.725736	12,217,278	0.00%	34.26%
2002	0.00%	741,006	10.222874	7,575,211	0.00%	-33.29%

Gartmore GVIT – Small Cap Value Fund – Class I
2006	0.00%	1,678,046	28.638579	48,056,853	0.43%	17.29%
2005	0.00%	1,914,388	24.416176	46,742,034	0.07%	3.07%
2004	0.00%	2,111,792	23.688343	50,024,853	0.00%	17.30%
2003	0.00%	2,161,994	20.194975	43,661,415	0.00%	56.85%
2002	0.00%	1,878,685	12.875081	24,188,222	0.01%	-27.16%

Gartmore GVIT – Small Company Fund – Class I
2006	0.00%	1,691,018	25.805828	43,638,120	0.10%	12.04%
2005	0.00%	1,752,846	23.033016	40,373,330	0.00%	12.32%
2004	0.00%	1,765,320	20.507271	36,201,896	0.00%	19.02%
2003	0.00%	1,696,669	17.229813	29,233,290	0.00%	41.01%
2002	0.00%	1,515,751	12.218656	18,520,440	0.00%	-17.33%

Gartmore GVIT – Turner GVIT Growth Focus Fund – Class I
2003	0.00%	215,089	3.336873	717,725	0.00%	50.96%
2002	0.00%	156,451	2.210411	345,821	0.00%	-42.86%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT– 4 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Gartmore GVIT – U.S. Growth Leaders Fund – Class I
2006	0.00%	250,268	$15.705651	$3,930,622	0.27%	-0.29%
2005	0.00%	279,900	15.751023	4,408,711	0.00%	11.96%
2004	0.00%	184,294	14.068165	2,592,678	0.00%	12.41%
2003	0.00%	242,970	12.515174	3,040,812	0.00%	52.14%
2002	0.00%	48,858	8.226323	401,922	0.00%	-17.74%	05/01/02

Gartmore GVIT – Van Kampen GGVIT Comstock Value Fund: Class I
2006	0.00%	875,334	14.961750	13,096,528	1.73%	15.91%
2005	0.00%	825,902	12.908610	10,661,247	1.61%	4.25%
2004	0.00%	665,190	12.382749	8,236,881	1.39%	17.50%
2003	0.00%	432,461	10.538646	4,557,553	1.34%	31.43%
2002	0.00%	277,592	8.018258	2,225,804	1.34%	-25.14%

Gartmore GVIT – Van Kampen GVIT Multi-Sector Bond Fund – Class I
2006	0.00%	657,636	15.733416	10,346,861	4.07%	4.84%
2005	0.00%	636,228	15.007380	9,548,115	3.99%	2.18%
2004	0.00%	588,866	14.687199	8,648,792	4.55%	6.53%
2003	0.00%	589,360	13.786437	8,125,175	5.42%	12.12%
2002	0.00%	574,913	12.296568	7,069,457	4.49%	7.21%

Gartmore GVIT – Worldwide Leaders Fund – Class I
2006	0.00%	249,376	18.389109	4,585,802	0.85%	25.88%
2005	0.00%	262,448	14.608344	3,833,931	1.11%	19.34%
2004	0.00%	281,954	12.241206	3,451,457	0.00%	15.67%
2003	0.00%	280,311	10.583316	2,966,620	0.00%	36.06%
2002	0.00%	279,292	7.778516	2,172,477	2.00%	-25.39%

Janus Aspen Series – Balanced Portfolio – Service Shares
2006	0.00%	116,884	14.708447	1,719,182	1.99%	10.41%
2005	0.00%	93,760	13.321108	1,248,987	2.04%	7.66%
2004	0.00%	90,538	12.373264	1,120,251	2.45%	8.29%
2003	0.00%	60,397	11.425728	690,080	2.34%	13.72%

Janus Aspen Series – Forty Portfolio – Service Shares
2006	0.00%	2,885,418	9.429195	27,207,169	0.14%	9.12%
2005	0.00%	3,170,060	8.641403	27,393,766	0.01%	12.56%
2004	0.00%	3,379,686	7.677436	25,947,323	0.02%	17.97%
2003	0.00%	3,484,342	6.508092	22,676,418	0.25%	20.23%
2002	0.00%	3,279,169	5.412895	17,749,797	0.32%	-15.93%

Janus Aspen Series – Global Technology Portfolio – Service Shares
2006	0.00%	2,894,560	4.318333	12,499,674	0.00%	7.83%
2005	0.00%	3,135,014	4.004823	12,555,176	0.00%	11.55%
2004	0.00%	3,258,384	3.590186	11,698,205	0.00%	0.57%
2003	0.00%	3,237,773	3.569969	11,558,749	0.00%	46.47%
2002	0.00%	3,153,932	2.437287	7,687,037	0.00%	-40.93%

Janus Aspen Series – INTECH Risk-Managed Core Portfolio – Service Shares
2006	0.00%	30,204	17.753498	536,227	0.11%	10.77%
2005	0.00%	31,826	16.027544	510,093	1.33%	10.91%
2004	0.00%	23,542	14.450740	340,199	2.52%	17.46%
2003	0.00%	3,278	12.302260	40,327	0.30%	23.02%	05/01/03

Janus Aspen Series – International Growth Portfolio – Service II Shares
2006	0.00%	754,850	11.629148	8,778,262	1.78%	16.29%	05/01/06

Janus Aspen Series – International Growth Portfolio – Service Shares
2006	0.00%	2,503,690	14.528655	36,375,248	1.89%	46.63%
2005	0.00%	2,831,486	9.908475	28,055,708	1.05%	31.94%
2004	0.00%	3,009,298	7.509901	22,599,530	0.85%	18.69%
2003	0.00%	3,013,609	6.327527	19,068,692	1.02%	34.53%
2002	0.00%	2,935,440	4.703343	13,806,381	0.70%	-25.76%

MFS® Variable Insurance Trust – Investors Growth Stock Series – Initial Class
2006	0.00%	314,824	14.233850	4,481,158	0.00%	7.58%
2005	0.00%	291,396	13.231476	3,855,599	0.34%	4.49%
2004	0.00%	214,290	12.663111	2,713,578	0.00%	9.18%
2003	0.00%	38,925	11.597867	451,447	0.00%	15.98%	05/01/03
(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT– 4 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
MFS® Variable Insurance Trust – Value Series – Initial Class
2006	0.00%	200,260	$18.360218	$3,676,817	0.97%	20.84%
2005	0.00%	118,172	15.193770	1,795,478	0.73%	6.66%
2004	0.00%	72,218	14.245099	1,028,753	0.45%	15.18%
2003	0.00%	21,683	12.367820	268,171	0.00%	23.68%	05/01/03

Nationwide® GVIT Strategic Value Fund – Class I
2003	0.00%	99,848	10.495857	1,047,990	0.04%	38.81%
2002	0.00%	103,027	7.561458	779,034	0.03%	-25.36%

Neuberger Berman Advisers Management Trust – Fasciano Portfolio – Class S
2006	0.00%	54,558	15.260818	832,600	0.00%	5.25%
2005	0.00%	69,514	14.499238	1,007,900	0.00%	2.90%
2004	0.00%	57,292	14.091031	807,303	0.00%	11.88%
2003	0.00%	26,989	12.595173	339,931	0.00%	25.06%

Neuberger Berman Advisers Management Trust – Guardian Portfolio – I Class Shares
2006	0.00%	477,638	20.790721	9,930,438	0.70%	13.38%
2005	0.00%	509,104	18.337744	9,335,819	0.15%	8.39%
2004	0.00%	572,382	16.918157	9,683,649	0.12%	15.81%
2003	0.00%	601,395	14.608014	8,785,187	0.89%	31.76%
2002	0.00%	568,694	11.086748	6,304,967	0.75%	-26.45%

Neuberger Berman Advisers Management Trust – International Portfolio – Class S
2006	0.00%	140,884	14.506093	2,043,676	0.29%	23.45%
2005	0.00%	53,950	11.750261	633,927	0.26%	17.50%	05/02/05

Neuberger Berman Advisers Management Trust – Limited Maturity Bond Portfolio – Class I
2006	0.00%	903,048	10.759706	9,716,531	3.07%	4.20%
2005	0.00%	748,972	10.325859	7,733,779	3.97%	1.44%
2004	0.00%	335,648	10.178954	3,416,546	4.28%	0.78%
2003	0.00%	116,918	10.100257	1,180,902	12.48%	1.00%	05/01/03

Neuberger Berman Advisers Management Trust – Mid Cap Growth Portfolio – I Class Shares
2006	0.00%	1,474,382	20.523539	30,259,536	0.00%	14.69%
2005	0.00%	1,544,990	17.894121	27,646,238	0.00%	13.74%
2004	0.00%	1,604,468	15.732356	25,242,062	0.00%	16.31%
2003	0.00%	1,575,959	13.526477	21,317,173	0.00%	28.07%
2002	0.00%	1,415,445	10.561769	14,949,603	0.00%	-29.34%

Neuberger Berman Advisers Management Trust – Partners Portfolio® – Class I
2006	0.00%	967,144	17.686426	17,105,321	0.68%	12.24%
2005	0.00%	1,054,060	15.757590	16,609,445	0.98%	18.04%
2004	0.00%	902,952	13.348803	12,053,328	0.01%	18.98%
2003	0.00%	883,657	11.219837	9,914,488	0.00%	35.09%
2002	0.00%	887,402	8.305600	7,370,406	0.54%	-24.14%

Neuberger Berman Advisers Management Trust – Regency Portfolio – Class S
2006	0.00%	62,360	12.937253	806,767	0.48%	10.94%
2005	0.00%	23,100	11.661977	269,392	0.00%	16.62%	05/02/05

Neuberger Berman Advisers Management Trust – Socially Responsive Portfolio® – Class I
2006	0.00%	160,134	17.031699	2,727,354	0.16%	13.70%
2005	0.00%	104,292	14.979202	1,562,211	0.00%	6.86%
2004	0.00%	42,274	14.018027	592,598	0.00%	13.28%
2003	0.00%	10,340	12.374746	127,955	0.00%	23.75%	05/01/03

Oppenheimer Global Securities Fund/VA – Class 3
2006	0.00%	1,194,348	14.192798	16,951,140	0.84%	17.69%
2005	0.00%	723,136	12.059670	8,720,782	0.00%	20.60%	05/02/05

Oppenheimer Variable Account Funds – Oppenheimer Capital Appreciation Fund/VA – Non-Service Shares
2006	0.00%	2,846,436	17.801944	50,672,094	0.38%	7.95%
2005	0.00%	2,994,184	16.491164	49,377,579	0.91%	5.10%
2004	0.00%	3,086,788	15.691176	48,435,334	0.31%	6.94%
2003	0.00%	2,916,468	14.673413	42,794,539	0.38%	30.94%
2002	0.00%	2,688,225	11.205948	30,124,110	0.57%	-26.86%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT– 4 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Oppenheimer Variable Account Funds – Oppenheimer Global Securities Fund/VA – Non-Service Shares
2006	0.00%	1,579,632	$15.072696	$23,809,313	1.07%	17.69%
2005	0.00%	2,017,894	12.806945	25,843,057	1.00%	14.31%
2004	0.00%	2,460,964	11.203969	27,572,564	1.15%	19.16%
2003	0.00%	1,978,401	9.402230	18,601,381	0.73%	43.02%
2002	0.00%	1,533,749	6.574074	10,082,979	0.55%	-22.13%

Oppenheimer Variable Account Funds – Oppenheimer High Income Fund/VA – Non-Service Shares
2006	0.00%	324,172	13.641009	4,422,033	6.62%	9.42%
2005	0.00%	304,496	12.466334	3,795,949	6.30%	2.31%
2004	0.00%	260,866	12.184423	3,178,502	4.03%	8.97%
2003	0.00%	137,738	11.181817	1,540,161	0.00%	11.82%	05/01/03

Oppenheimer Variable Account Funds – Oppenheimer Main Street Fund®/VA – Non-Service Shares
2006	0.00%	2,564,464	14.338943	36,771,703	1.10%	15.02%
2005	0.00%	2,675,742	12.465965	33,355,706	1.37%	5.98%
2004	0.00%	2,802,124	11.763032	32,961,474	0.83%	9.46%
2003	0.00%	2,733,213	10.746526	29,372,545	0.90%	26.72%
2002	0.00%	2,347,711	8.480652	19,910,120	0.75%	-18.80%

Oppenheimer Variable Account Funds – Oppenheimer Main Street Small Cap Fund®/VA – Non-Service Shares
2006	0.00%	215,614	20.937110	4,514,334	0.13%	15.00%
2005	0.00%	146,346	18.206560	2,664,457	0.00%	9.92%
2004	0.00%	111,964	16.563464	1,854,512	0.00%	19.42%
2003	0.00%	81,527	13.869971	1,130,777	0.00%	38.70%	05/01/03

Oppenheimer Variable Account Funds – Oppenheimer Mid Cap Fund/VA – Non-Service Shares
2006	0.00%	1,834,314	15.810416	29,001,267	0.00%	2.96%
2005	0.00%	2,021,976	15.356470	31,050,414	0.00%	12.33%
2004	0.00%	2,473,214	13.671269	33,811,974	0.00%	19.78%
2003	0.00%	2,289,693	11.413972	26,134,492	0.00%	25.59%
2002	0.00%	2,165,861	9.088271	19,683,932	0.63%	-27.79%

Putnam Variable Trust – Putnam VT Growth and Income Fund – IB Shares
2006	0.00%	79,204	16.838971	1,333,714	1.47%	15.91%
2005	0.00%	79,162	14.527575	1,150,032	1.49%	5.23%
2004	0.00%	69,826	13.805820	964,005	1.11%	11.11%
2003	0.00%	21,892	12.425216	272,013	0.00%	24.25%	05/01/03

Putnam Variable Trust – Putnam VT International Equity Fund – IB Shares
2006	0.00%	227,790	21.310423	4,854,301	0.36%	27.72%
2005	0.00%	138,276	16.685441	2,307,196	1.32%	12.20%
2004	0.00%	107,542	14.871493	1,599,310	1.30%	16.19%
2003	0.00%	58,343	12.798803	746,721	0.00%	27.99%	05/01/03

Putnam Variable Trust – Putnam VT Voyager Fund – IB Shares
2006	0.00%	28,784	13.874456	399,362	0.11%	5.44%
2005	0.00%	27,308	13.159164	359,350	0.59%	5.69%
2004	0.00%	26,864	12.450430	334,468	0.20%	5.03%
2003	0.00%	11,366	11.853879	134,731	0.00%	18.54%	05/01/03

T. Rowe Price Blue Chip Growth Portfolio – II
2006	0.00%	117,044	12.370493	1,447,892	0.34%	9.33%
2005	0.00%	33,050	11.314946	373,959	0.16%	13.15%	05/02/05

T. Rowe Price Equity Income Portfolio – II
2006	0.00%	232,318	17.880327	4,153,922	1.35%	18.65%
2005	0.00%	69,938	15.070153	1,053,976	1.39%	3.69%

T. Rowe Price Limited Term Bond Portfolio – Class II
2006	0.00%	51,598	10.535464	543,609	3.73%	4.03%
2005	0.00%	19,896	10.127763	201,502	2.09%	1.28%	05/02/05

Van Eck Worldwide Insurance Trust – Worldwide Emerging Markets Fund – Initial Class
2006	0.00%	565,466	26.133423	14,777,562	0.56%	39.49%
2005	0.00%	573,050	18.734825	10,735,991	0.71%	32.00%
2004	0.00%	535,204	14.193509	7,596,423	0.53%	25.89%
2003	0.00%	596,383	11.274461	6,723,897	0.11%	54.19%
2002	0.00%	596,497	7.312205	4,361,708	0.21%	-2.90%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT– 4 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Van Eck Worldwide Insurance Trust – Worldwide Hard Assets Fund – Initial Class
2006	0.00%	487,264	$27.499610	$13,399,570	0.06%	24.49%
2005	0.00%	509,766	22.089482	11,260,467	0.31%	51.67%
2004	0.00%	392,894	14.564221	5,722,195	0.31%	24.23%
2003	0.00%	345,678	11.747435	4,060,830	0.41%	45.08%
2002	0.00%	244,054	8.097327	1,976,185	0.75%	-2.83%

Van Kampen – The Universal Institutional Funds, Inc. – Core Plus Fixed Income Portfolio – Class I
2006	0.00%	190,806	11.546094	2,203,064	4.06%	3.73%
2005	0.00%	126,012	11.130805	1,402,615	3.73%	4.21%
2004	0.00%	50,918	10.680729	543,841	3.92%	4.37%
2003	0.00%	12,470	10.233765	127,615	0.05%	2.34%	05/01/03

Van Kampen – The Universal Institutional Funds, Inc. – Emerging Markets Debt Portfolio – Class I
2006	0.00%	296,826	21.725302	6,448,634	10.28%	10.81%
2005	0.00%	306,254	19.606425	6,004,546	7.14%	12.25%
2004	0.00%	310,368	17.466655	5,421,091	7.52%	10.06%
2003	0.00%	310,596	15.869838	4,929,108	0.00%	27.86%
2002	0.00%	229,797	12.411489	2,852,123	8.74%	9.22%

Van Kampen – The Universal Institutional Funds, Inc. – Mid Cap Growth Portfolio – Class I
2006	0.00%	282,660	9.364438	2,646,952	0.00%	9.27%
2005	0.00%	300,668	8.569610	2,576,607	0.00%	17.57%
2004	0.00%	328,124	7.289089	2,391,725	0.00%	21.60%
2003	0.00%	308,361	5.994500	1,848,470	0.00%	41.76%
2002	0.00%	282,160	4.228519	1,193,119	0.00%	-31.16%

Van Kampen – The Universal Institutional Funds, Inc. – U.S. Real Estate Portfolio – Class I
2006	0.00%	1,384,756	36.117848	50,014,407	1.07%	38.04%
2005	0.00%	1,409,392	26.163932	36,875,236	1.19%	17.05%
2004	0.00%	1,415,482	22.352530	31,639,604	1.61%	36.39%
2003	0.00%	1,225,582	16.388129	20,084,996	0.00%	37.51%
2002	0.00%	1,098,781	11.917684	13,094,925	4.01%	-0.79%

Wells Fargo Advantage Variable Trust FundsSM – Wells Fargo Advantage VT Opportunity FundSM
2006	0.00%	1,303,766	13.648563	17,794,532	0.00%	12.22%
2005	0.00%	1,428,994	12.162469	17,380,095	0.00%	7.88%
2004	0.00%	1,509,654	11.273634	17,019,287	0.00%	18.22%
2003	0.00%	1,535,336	9.536128	14,641,161	0.08%	37.01%
2002	0.00%	1,334,891	6.960374	9,291,341	0.50%	-26.82%

The BEST of AMERICA® America’s FUTURE Life SeriesSM Reduced Fee Tier (0.10%)

AIM Variable Insurance Funds – AIM V.I. Basic Value Fund – Series I
2006	0.10%	1,258	17.426798	21,923	0.42%	13.09%
2005	0.10%	174	15.409499	2,681	0.09%	5.63%
2004	0.10%	27,138	14.588087	395,892	0.00%	10.96%
2003	0.10%	173	13.147350	2,274	0.06%	33.49%

AIM Variable Insurance Funds – AIM V.I. Capital Appreciation Fund – Series I
2003	0.10%	1,045	13.277382	13,875	0.00%	35.22%

AIM Variable Insurance Funds – AIM V.I. Capital Development Fund – Series I Shares
2006	0.10%	100,288	19.526450	1,958,269	0.00%	16.40%
2005	0.10%	29,388	16.774744	492,976	0.00%	9.50%
2004	0.10%	12,220	15.320003	187,210	0.00%	15.38%

AllianceBernstein Variable Products Series Fund, Inc. – Growth and Income Portfolio – Class A
2006	0.10%	3,554	18.130310	64,435	1.37%	17.17%
2005	0.10%	84,426	15.473584	1,306,373	1.48%	4.76%
2004	0.10%	13,180	14.770235	194,672	0.92%	11.35%
2003	0.10%	8,268	13.264628	109,672	0.51%	32.37%

American Century Variable Portfolios, Inc. – Income & Growth Fund – Class I
2006	0.10%	23,772	13.528072	321,589	1.85%	16.97%
2005	0.10%	27,068	11.565387	313,052	1.94%	4.53%
2004	0.10%	39,010	11.064552	431,628	1.37%	12.88%
2003	0.10%	44,282	9.802103	434,057	1.28%	29.22%
2002	0.10%	483,390	7.585400	3,666,707	1.00%	-19.45%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT– 4 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
American Century Variable Portfolios, Inc. – International Fund – Class I
2006	0.10%	620,316	$15.094317	$9,363,246	1.58%	24.90%
2005	0.10%	645,460	12.085047	7,800,414	1.25%	13.14%
2004	0.10%	881,348	10.681395	9,414,026	0.56%	14.81%
2003	0.10%	860,133	9.303615	8,002,346	0.73%	24.39%
2002	0.10%	1,065,487	7.479659	7,969,479	0.78%	-20.45%

American Century Variable Portfolios, Inc. – Ultra® Fund – Class I
2006	0.10%	28,308	10.929351	309,388	0.00%	-3.37%
2005	0.10%	28,300	11.310747	320,094	0.00%	2.06%
2004	0.10%	9,976	11.082064	110,555	0.00%	10.56%
2003	0.10%	865	10.023142	8,670	0.00%	24.77%
2002	0.10%	3,004	8.033091	24,131	0.66%	-19.67%	05/01/02

American Century Variable Portfolios, Inc. – Value Fund – Class I
2006	0.10%	62,962	21.860590	1,376,386	1.41%	18.53%
2005	0.10%	71,456	18.442377	1,317,818	0.83%	4.93%
2004	0.10%	59,642	17.576102	1,048,274	0.97%	14.22%
2003	0.10%	68,891	15.388111	1,060,102	1.04%	28.83%
2002	0.10%	455,713	11.944573	5,443,297	0.75%	-12.71%

Baron Capital Funds Trust – Baron Capital Asset Fund – Insurance Shares
2006	0.10%	80,920	18.851618	1,525,473	0.00%	15.41%
2005	0.10%	97,836	16.334885	1,598,140	0.00%	3.26%
2004	0.10%	128,444	15.819001	2,031,856	0.00%	25.51%
2003	0.10%	13,790	12.603456	173,802	0.00%	29.88%

Calvert Variable Series, Inc. – Social Equity Portfolio
2006	0.10%	1,026	15.439612	15,841	0.00%	9.95%
2005	0.10%	1,026	14.042800	14,408	0.06%	4.44%
2004	0.10%	1,026	13.445930	13,796	0.08%	7.05%
2003	0.10%	1,026	12.560357	12,887	0.01%	22.05%

Credit Suisse Trust – Large Cap Value Portfolio
2003	0.10%	9,715	11.248621	109,280	0.76%	25.04%
2002	0.10%	15,615	8.996113	140,474	0.76%	-23.17%

Dreyfus Investment Portfolios – Mid Cap Stock Index Portfolio – Initial Shares
2006	0.10%	2,040	17.625316	35,956	0.37%	7.64%
2005	0.10%	2,806	16.374088	45,946	0.02%	9.06%
2004	0.10%	2,784	15.013547	41,798	0.43%	14.36%
2003	0.10%	98,265	13.128294	1,290,052	1.02%	31.59%

Dreyfus Investment Portfolios – Small Cap Stock Index Portfolio – Service Shares
2006	0.10%	28,070	15.739536	441,809	0.38%	14.30%
2005	0.10%	37,378	13.770744	514,723	0.00%	7.13%
2004	0.10%	219,642	12.854754	2,823,444	0.57%	21.76%
2003	0.10%	220,855	10.557229	2,331,617	0.27%	37.64%
2002	0.10%	173,580	7.670098	1,331,376	0.29%	-23.30%	05/01/02

Dreyfus Socially Responsible Growth Fund, Inc. – Initial Shares, The
2006	0.10%	84,702	9.023502	764,309	0.11%	9.09%
2005	0.10%	90,610	8.271484	749,479	0.00%	3.51%
2004	0.10%	88,956	7.990838	710,833	0.40%	6.10%
2003	0.10%	85,500	7.531118	643,911	0.11%	25.88%
2002	0.10%	103,586	5.982920	619,747	0.22%	-29.02%

Dreyfus Stock Index Fund, Inc. – Initial Shares
2006	0.10%	363,900	12.054530	4,386,643	1.64%	15.38%
2005	0.10%	426,152	10.447448	4,452,201	1.63%	4.59%
2004	0.10%	1,151,618	9.989249	11,503,799	1.82%	10.53%
2003	0.10%	1,165,447	9.037627	10,532,875	1.54%	28.23%
2002	0.10%	3,024,447	7.047709	21,315,422	1.45%	-22.44%

Dreyfus Variable Investment Fund – Appreciation Portfolio – Initial Shares
2006	0.10%	41,554	12.369250	513,992	1.53%	16.36%
2005	0.10%	49,014	10.630084	521,023	0.02%	4.27%
2004	0.10%	44,950	10.194416	458,239	1.67%	4.94%
2003	0.10%	55,181	9.714448	536,053	1.18%	21.05%
2002	0.10%	471,098	8.025278	3,780,692	1.22%	-16.80%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT– 4 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Dreyfus Variable Investment Fund – International Value Portfolio – Initial Shares
2006	0.10%	70,076	$21.100318	$1,478,626	1.25%	22.47%
2005	0.10%	71,656	17.228282	1,234,510	0.00%	11.78%
2004	0.10%	69,786	15.412931	1,075,607	1.23%	19.90%
2003	0.10%	64,009	12.854570	822,808	2.67%	36.22%
2002	0.10%	23,131	9.436677	218,280	0.37%	-5.63%	09/03/02

Federated Insurance Series – Federated Quality Bond Fund II – Primary Shares
2006	0.10%	380,302	14.611096	5,556,629	5.17%	4.05%
2005	0.10%	394,406	14.042347	5,538,386	3.55%	1.20%
2004	0.10%	720,724	13.876320	10,000,997	3.92%	3.52%
2003	0.10%	711,865	13.404948	9,542,513	3.30%	4.54%
2002	0.10%	1,174,189	12.822629	15,056,190	3.20%	9.20%

Fidelity® Variable Insurance Products Fund – Equity-Income Portfolio – Service Class
2006	0.10%	114,862	16.213431	1,862,307	3.15%	19.96%
2005	0.10%	129,586	13.515730	1,751,449	1.56%	5.65%
2004	0.10%	300,426	12.792683	3,843,255	1.39%	11.27%
2003	0.10%	318,394	11.496883	3,660,539	1.66%	30.09%
2002	0.10%	1,076,277	8.837687	9,511,799	1.50%	-17.08%

Fidelity® Variable Insurance Products Fund – Growth Portfolio – Service Class
2006	0.10%	963,760	9.843867	9,487,125	0.28%	6.63%
2005	0.10%	1,048,788	9.232178	9,682,598	0.41%	5.57%
2004	0.10%	1,103,628	8.745297	9,651,555	0.16%	3.16%
2003	0.10%	1,108,591	8.477377	9,397,944	0.18%	32.65%
2002	0.10%	1,133,702	6.390869	7,245,341	0.14%	-30.27%

Fidelity® Variable Insurance Products Fund – High Income Portfolio – Service Class
2006	0.10%	628,630	11.430519	7,185,567	7.58%	11.07%
2005	0.10%	653,958	10.291612	6,730,282	14.70%	2.42%
2004	0.10%	668,456	10.048366	6,716,891	8.03%	9.36%
2003	0.10%	674,902	9.188481	6,201,324	6.36%	26.84%
2002	0.10%	844,975	7.243970	6,120,974	9.18%	3.51%

Fidelity® Variable Insurance Products Fund – Overseas Portfolio – Service Class
2006	0.10%	106,768	15.818147	1,688,872	0.84%	17.83%
2005	0.10%	116,010	13.424644	1,557,393	0.56%	18.85%
2004	0.10%	127,656	11.295209	1,441,901	0.98%	13.37%
2003	0.10%	100,484	9.962776	1,001,100	0.63%	43.06%
2002	0.10%	191,072	6.964010	1,330,627	0.64%	-20.42%

Fidelity® Variable Insurance Products Fund II – Contrafund® Portfolio – Service Class
2006	0.10%	155,940	16.622464	2,592,107	1.12%	11.48%
2005	0.10%	216,460	14.910969	3,227,628	0.19%	16.73%
2004	0.10%	194,978	12.773836	2,490,617	0.24%	15.22%
2003	0.10%	200,777	11.086093	2,225,832	0.30%	28.22%
2002	0.10%	166,146	8.645878	1,436,478	0.69%	-9.51%

Fidelity® Variable Insurance Products Fund III – Growth Opportunities Portfolio – Service Class
2006	0.10%	18,424	9.223917	169,941	0.69%	5.20%
2005	0.10%	18,822	8.768269	165,036	0.84%	8.75%
2004	0.10%	19,294	8.062568	155,559	0.48%	6.95%
2003	0.10%	17,795	7.538466	134,147	0.59%	29.53%
2002	0.10%	37,306	5.819798	217,113	0.93%	-21.99%

Fidelity® Variable Insurance Products Fund III – Value Strategies Portfolio – Service Class
2006	0.10%	4,096	16.020178	65,619	0.49%	16.08%
2005	0.10%	6,844	13.800839	94,453	0.00%	2.45%
2004	0.10%	9,532	13.470536	128,401	0.00%	13.87%
2003	0.10%	9,280	11.829409	109,777	0.00%	57.63%

Franklin Templeton Variable Insurance Products Trust – Templeton Foreign Securities Fund – Class 2
2006	0.10%	8,186	19.804108	162,116	1.24%	21.32%
2005	0.10%	25,200	16.323349	411,348	1.12%	10.06%
2004	0.10%	202,324	14.831493	3,000,767	1.11%	18.41%
2003	0.10%	172,783	12.525565	2,164,205	1.96%	32.08%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT– 4 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Gartmore GVIT – Emerging Markets Fund – Class I
2006	0.10%	48,516	$25.182064	$1,221,733	0.71%	36.58%
2005	0.10%	51,076	18.437333	941,705	0.60%	32.50%
2004	0.10%	70,226	13.914559	977,164	1.04%	20.62%
2003	0.10%	47,949	11.535602	553,121	0.61%	65.10%
2002	0.10%	32,769	6.987132	228,961	0.23%	-15.31%

Gartmore GVIT – Federated GGVIT High Income Bond Fund – Class I
2006	0.10%	9,510	14.865456	141,370	7.41%	10.49%
2005	0.10%	25,760	13.453811	346,570	6.92%	2.28%
2004	0.10%	95,632	13.154128	1,257,956	7.58%	9.99%
2003	0.10%	22,729	11.959792	271,834	7.99%	22.15%
2002	0.10%	383,942	9.791148	3,759,233	10.09%	3.12%

Gartmore GVIT – Global Financial Services Fund – Class I
2006	0.10%	98,040	19.738206	1,935,134	1.89%	20.20%
2005	0.10%	69,072	16.420998	1,134,231	2.00%	11.04%
2004	0.10%	5,676	14.788326	83,939	1.37%	20.87%
2003	0.10%	4,317	12.234704	52,817	1.08%	41.31%
2002	0.10%	1,597	8.658094	13,827	0.02%	-13.42%	05/01/02

Gartmore GVIT – Global Health Sciences Fund – Class I
2006	0.10%	13,596	13.631572	185,335	0.00%	2.61%
2005	0.10%	20,710	13.285419	275,141	0.00%	8.33%
2004	0.10%	49,544	12.263680	607,592	0.00%	7.75%
2003	0.10%	8,967	11.381435	102,057	0.00%	36.56%

Gartmore GVIT – Global Technology and Communications Fund – Class I
2006	0.10%	101,564	3.509892	356,479	0.00%	11.06%
2005	0.10%	125,958	3.160408	398,079	0.00%	-0.62%
2004	0.10%	675,570	3.180008	2,148,318	0.00%	4.21%
2003	0.10%	111,866	3.051579	341,368	0.00%	55.08%
2002	0.10%	109,706	1.967806	215,880	0.67%	-42.84%

Gartmore GVIT – Global Utilities Fund – Class I
2006	0.10%	11,378	20.394132	232,044	2.84%	37.42%
2005	0.10%	16,528	14.840284	245,280	2.09%	6.28%
2004	0.10%	13,192	13.963148	184,202	1.64%	29.84%
2003	0.10%	1,184	10.754365	12,733	1.02%	23.93%
2002	0.10%	200	8.678027	1,736	0.61%	-13.22%	05/01/02

Gartmore GVIT – Government Bond Fund – Class I
2006	0.10%	78,218	14.788907	1,156,759	3.95%	3.24%
2005	0.10%	100,704	14.325057	1,442,591	3.71%	3.16%
2004	0.10%	68,418	13.886189	950,065	5.38%	3.16%
2003	0.10%	112,900	13.460973	1,519,744	3.25%	1.90%
2002	0.10%	1,835,772	13.210181	24,250,880	4.66%	10.87%

Gartmore GVIT – Growth Fund: Class I
2006	0.10%	51,726	6.260681	323,840	0.05%	6.06%
2005	0.10%	59,854	5.902844	353,309	0.08%	6.39%
2004	0.10%	47,844	5.548096	265,443	0.34%	8.05%
2003	0.10%	27,011	5.134813	138,696	0.02%	32.61%
2002	0.10%	278,378	3.872224	1,077,942	0.00%	-28.79%

Gartmore GVIT – International Growth Fund – Class I
2006	0.10%	109,564	13.347009	1,462,352	0.84%	32.83%
2005	0.10%	96,242	10.048006	967,040	1.10%	30.08%
2004	0.10%	50,722	7.724537	391,804	0.85%	14.08%
2003	0.10%	40,966	6.771174	277,388	0.00%	35.49%
2002	0.10%	15,806	4.997657	78,993	0.00%	-24.18%

Gartmore GVIT – Investor Destinations Aggressive Fund – Class II
2006	0.10%	23,050	15.724474	362,449	2.11%	16.75%
2005	0.10%	24,154	13.468331	325,314	2.02%	7.82%
2004	0.10%	24,186	12.491088	302,109	1.85%	13.91%
2003	0.10%	23,514	10.965564	257,844	1.57%	31.74%
2002	0.10%	4,815	8.323942	40,080	0.86%	-16.76%	01/25/02

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT– 4 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Gartmore GVIT – Investor Destinations Conservative Fund – Class II
2006	0.10%	26,518	$12.386397	$328,462	3.23%	6.06%
2005	0.10%	29,088	11.678890	339,716	2.49%	3.20%
2004	0.10%	21,194	11.316349	239,839	2.49%	4.55%
2003	0.10%	13,104	10.824110	141,839	2.59%	7.80%

Gartmore GVIT – Investor Destinations Moderate Fund – Class II
2006	0.10%	1,864	14.029768	26,151	2.47%	11.24%
2005	0.10%	1,874	12.611956	23,635	2.39%	5.24%
2004	0.10%	39,950	11.984122	478,766	2.21%	9.43%
2003	0.10%	1,913	10.951794	20,951	2.05%	19.93%

Gartmore GVIT – Investor Destinations Moderately Aggressive Fund – Class II
2006	0.10%	18,108	15.050687	272,538	2.25%	14.43%
2005	0.10%	20,444	13.153196	268,904	2.19%	6.97%
2004	0.10%	14,182	12.296725	174,392	2.01%	11.98%
2003	0.10%	6,422	10.981133	70,521	1.61%	26.52%
2002	0.10%	6,436	8.679579	55,862	1.05%	-13.20%	01/25/02

Gartmore GVIT – Investor Destinations Moderately Conservative Fund – Class II
2006	0.10%	8,862	13.243591	117,365	2.84%	8.31%
2005	0.10%	8,950	12.226987	109,432	2.78%	4.38%
2004	0.10%	9,038	11.713743	105,869	2.38%	7.05%
2003	0.10%	2,011	10.942135	22,005	2.33%	13.58%

Gartmore GVIT – J.P. Morgan GVIT Balanced Fund: Class I
2006	0.10%	64,592	12.335682	796,786	2.25%	12.14%
2005	0.10%	81,682	11.000579	898,549	1.98%	2.44%
2004	0.10%	59,166	10.738528	635,356	1.94%	8.38%
2003	0.10%	19,620	9.907971	194,394	1.76%	18.30%
2002	0.10%	192,540	8.375591	1,612,636	2.28%	-12.40%

Gartmore GVIT – Mid Cap Growth Fund – Class I
2006	0.10%	101,742	11.829636	1,203,571	0.00%	9.80%
2005	0.10%	102,290	10.773967	1,102,069	0.00%	9.63%
2004	0.10%	102,944	9.827397	1,011,672	0.00%	15.22%
2003	0.10%	121,377	8.529042	1,035,230	0.00%	39.99%
2002	0.10%	509,655	6.092407	3,105,026	0.00%	-37.08%

Gartmore GVIT – Mid Cap Index Fund – Class I
2006	0.10%	154,944	22.525451	3,490,183	1.14%	9.78%
2005	0.10%	169,140	20.518746	3,470,541	1.04%	11.99%
2004	0.10%	193,708	18.322527	3,549,220	0.56%	15.62%
2003	0.10%	216,768	15.847726	3,435,280	0.50%	34.52%
2002	0.10%	185,632	11.781293	2,186,985	0.45%	-15.39%

Gartmore GVIT – Money Market Fund – Class I
2002	0.10%	1,193,207	11.481201	13,699,449	1.51%	1.11%

Gartmore GVIT – Money Market Fund – Class V
2006	0.10%	6,733,802	10.900267	73,400,240	4.63%	4.51%
2005	0.10%	537,434	10.429961	5,605,416	2.74%	2.65%
2004	0.10%	13,954,380	10.160839	141,788,209	0.91%	0.79%
2003	0.10%	8,030,895	10.081195	80,961,019	0.70%	0.61%
2002	0.10%	11,193,504	10.020530	112,164,843	0.28%	0.21%

Gartmore GVIT – Nationwide® Fund – Class I
2006	0.10%	37,804,244	12.681766	479,424,576	1.09%	13.51%
2005	0.10%	38,013,326	11.171952	424,683,053	1.00%	7.33%
2004	0.10%	19,034,918	10.408568	198,126,238	1.30%	9.64%
2003	0.10%	19,180,432	9.493288	182,085,365	0.59%	27.38%
2002	0.10%	16,109,248	7.452447	120,053,317	0.95%	-17.44%

Gartmore GVIT – Nationwide® Leaders Fund – Class I
2006	0.10%	8,386	16.041401	134,523	0.70%	15.93%
2005	0.10%	13,776	13.837136	190,620	1.29%	10.20%
2004	0.10%	12,564	12.556222	157,756	0.48%	18.67%
2003	0.10%	8,556	10.580391	90,526	0.15%	25.26%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT– 4 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Gartmore GVIT – Small Cap Growth Fund – Class I
2006	0.10%	82,090	$17.233732	$1,414,717	0.00%	3.10%
2005	0.10%	123,464	16.714800	2,063,676	0.00%	7.98%
2004	0.10%	70,962	15.479228	1,098,437	0.00%	13.30%
2003	0.10%	81,334	13.661888	1,111,176	0.00%	34.13%
2002	0.10%	65,945	10.185475	671,681	0.00%	-33.35%

Gartmore GVIT – Small Cap Value Fund – Class I
2006	0.10%	237,134	30.784276	7,299,999	0.43%	17.18%
2005	0.10%	250,094	26.271693	6,570,393	0.07%	2.97%
2004	0.10%	250,742	25.513967	6,397,423	0.00%	17.18%
2003	0.10%	270,768	21.773115	5,895,463	0.00%	56.70%
2002	0.10%	280,707	13.895068	3,900,443	0.01%	-27.24%

Gartmore GVIT – Small Company Fund – Class I
2006	0.10%	109,004	26.100738	2,845,085	0.10%	11.93%
2005	0.10%	123,158	23.319481	2,871,981	0.00%	12.20%
2004	0.10%	254,060	20.783025	5,280,135	0.00%	18.90%
2003	0.10%	334,150	17.478961	5,840,595	0.00%	40.87%
2002	0.10%	388,032	12.407717	4,814,591	0.00%	-17.41%

Gartmore GVIT – Turner GVIT Growth Focus Fund – Class I
2003	0.10%	32,705	3.326027	108,778	0.00%	50.81%
2002	0.10%	45,497	2.205430	100,340	0.00%	-42.91%

Gartmore GVIT – U.S. Growth Leaders Fund – Class I
2006	0.10%	74,050	15.632647	1,157,598	0.27%	-0.39%
2005	0.10%	70,284	15.693455	1,102,999	0.00%	11.85%
2004	0.10%	44,170	14.030717	619,737	0.00%	12.30%
2003	0.10%	36,540	12.494332	456,543	0.00%	51.98%

Gartmore GVIT – Van Kampen GGVIT Comstock Value Fund: Class I
2006	0.10%	5,264	12.540372	66,013	1.73%	15.79%
2005	0.10%	5,204	10.830304	56,361	1.61%	4.14%
2004	0.10%	230,518	10.399470	2,397,265	1.39%	17.38%
2003	0.10%	233,799	8.859580	2,071,361	1.34%	31.30%
2002	0.10%	211,612	6.747487	1,427,849	1.34%	-25.22%

Gartmore GVIT – Van Kampen GVIT Multi-Sector Bond Fund – Class I
2006	0.10%	18,772	15.247568	286,227	4.07%	4.73%
2005	0.10%	28,056	14.558458	408,452	3.99%	2.08%
2004	0.10%	6,318	14.262059	90,108	4.55%	6.43%
2003	0.10%	3,251	13.400762	43,566	5.42%	12.00%
2002	0.10%	479,688	11.964522	5,739,238	4.49%	7.10%

Gartmore GVIT – Worldwide Leaders Fund – Class I
2006	0.10%	64,922	14.839096	963,384	0.85%	25.76%
2005	0.10%	79,212	11.799959	934,698	1.11%	19.22%
2004	0.10%	120,048	9.897753	1,188,205	0.00%	15.55%
2003	0.10%	11,041	8.565807	94,575	0.00%	35.92%
2002	0.10%	44,257	6.301972	278,906	2.00%	-25.46%

Goldman Sachs Variable Insurance Trust – Goldman Sachs VIT Mid Cap Value Fund
2006	0.10%	29,454	20.859259	614,389	0.98%	16.05%
2005	0.10%	75,394	17.974716	1,355,186	0.60%	12.71%
2004	0.10%	117,114	15.947340	1,867,657	0.74%	25.76%
2003	0.10%	855	12.680880	10,842	1.72%	28.26%

Janus Aspen Series – Balanced Portfolio – Service Shares
2006	0.10%	8,030	14.645065	117,600	1.99%	10.30%
2005	0.10%	10,914	13.276935	144,904	2.04%	7.55%
2004	0.10%	11,560	12.344530	142,703	2.45%	8.18%
2003	0.10%	8,186	11.410593	93,407	2.34%	13.61%

Janus Aspen Series – Forty Portfolio – Service Shares
2006	0.10%	124,964	9.364110	1,170,177	0.14%	9.01%
2005	0.10%	217,972	8.590325	1,872,450	0.01%	12.44%
2004	0.10%	112,522	7.639669	859,631	0.02%	17.85%
2003	0.10%	178,232	6.482555	1,155,399	0.25%	20.11%
2002	0.10%	182,330	5.397045	984,043	0.32%	-16.01%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT– 4 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Janus Aspen Series – Global Technology Portfolio – Service Shares
2006	0.10%	179,882	$4.288525	$771,428	0.00%	7.72%
2005	0.10%	158,528	3.981148	631,123	0.00%	11.44%
2004	0.10%	151,606	3.572518	541,615	0.00%	0.47%
2003	0.10%	272,134	3.555943	967,693	0.00%	46.33%
2002	0.10%	293,034	2.430136	712,112	0.00%	-40.99%

Janus Aspen Series – International Growth Portfolio – Service Shares
2006	0.10%	206,152	14.428484	2,974,461	1.89%	46.48%
2005	0.10%	177,088	9.849961	1,744,310	1.05%	31.81%
2004	0.10%	150,980	7.472984	1,128,271	0.85%	18.57%
2003	0.10%	176,234	6.302712	1,110,752	1.02%	34.40%
2002	0.10%	520,482	4.689573	2,440,838	0.70%	-25.83%

JPMorgan Insurance Trust – JPMorgan Insurance Trust Diversified Mid Cap Growth Portfolio 1
2006	0.10%	35,396	17.787877	629,620	0.00%	11.28%
2005	0.10%	24,994	15.985073	399,531	0.00%	10.98%
2004	0.10%	2,456	14.403351	35,375	0.00%	12.51%

JPMorgan Insurance Trust – JPMorgan Insurance Trust Diversified Mid Cap Value Portfolio 1
2006	0.10%	5,886	19.411280	114,255	1.18%	16.60%
2005	0.10%	5,916	16.647145	98,485	0.60%	9.64%
2004	0.10%	5,950	15.182812	90,338	0.58%	15.28%
2003	0.10%	5,997	13.170159	78,981	0.57%	32.62%

Nationwide® GVIT Strategic Value Fund – Class I
2003	0.10%	6,148	10.638965	65,408	0.04%	38.67%
2002	0.10%	68,838	7.672215	528,140	0.03%	-25.43%

Neuberger Berman Advisers Management Trust – Fasciano Portfolio – Class S
2006	0.10%	9,420	15.195016	143,137	0.00%	5.15%
2005	0.10%	1,074	14.451137	15,521	0.00%	2.79%
2004	0.10%	51,200	14.058294	719,785	0.00%	11.76%
2003	0.10%	1,074	12.578474	13,509	0.00%	24.94%

Neuberger Berman Advisers Management Trust – Guardian Portfolio – I Class Shares
2006	0.10%	88,754	14.953594	1,327,191	0.70%	13.26%
2005	0.10%	34,424	13.202464	454,482	0.15%	8.28%
2004	0.10%	26,978	12.192566	328,931	0.12%	15.70%
2003	0.10%	21,062	10.538218	221,956	0.89%	31.63%
2002	0.10%	67,810	8.005967	542,885	0.75%	-26.52%

Neuberger Berman Advisers Management Trust – Mid Cap Growth Portfolio – I Class Shares
2006	0.10%	366,596	14.953339	5,481,834	0.00%	14.58%
2005	0.10%	383,494	13.050574	5,004,817	0.00%	13.63%
2004	0.10%	394,394	11.485392	4,529,770	0.00%	16.19%
2003	0.10%	392,036	9.884865	3,875,223	0.00%	27.94%
2002	0.10%	687,560	7.726029	5,312,108	0.00%	-29.41%

Neuberger Berman Advisers Management Trust – Partners Portfolio® – Class I
2006	0.10%	148,132	16.464820	2,438,967	0.68%	12.13%
2005	0.10%	185,490	14.683836	2,723,705	0.98%	17.93%
2004	0.10%	162,162	12.451586	2,019,174	0.01%	18.86%
2003	0.10%	6,882	10.476169	72,097	0.00%	34.95%
2002	0.10%	29,344	7.762839	227,793	0.54%	-24.22%

Oppenheimer Variable Account Funds – Oppenheimer Capital Appreciation Fund/VA – Non-Service Shares
2006	0.10%	530,754	13.316078	7,067,562	0.38%	7.84%
2005	0.10%	558,612	12.347907	6,897,689	0.91%	4.99%
2004	0.10%	876,150	11.760631	10,304,077	0.31%	6.83%
2003	0.10%	882,196	11.008811	9,711,929	0.38%	30.81%
2002	0.10%	969,758	8.415727	8,161,219	0.57%	-26.93%

Oppenheimer Variable Account Funds – Oppenheimer Global Securities Fund/VA – Non-Service Shares
2006	0.10%	150,202	14.972632	2,248,919	1.07%	17.57%
2005	0.10%	183,864	12.734604	2,341,435	1.00%	14.19%
2004	0.10%	419,770	11.151785	4,681,185	1.15%	19.04%
2003	0.10%	441,202	9.367798	4,133,091	0.73%	42.88%
2002	0.10%	769,291	6.556537	5,043,885	0.55%	-22.21%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT– 4 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Oppenheimer Variable Account Funds – Oppenheimer Main Street Fund®/VA – Non-Service Shares
2006	0.10%	43,364	$13.108136	$568,421	1.10%	14.91%
2005	0.10%	65,504	11.407291	747,223	1.37%	5.87%
2004	0.10%	62,892	10.774785	677,648	0.83%	9.35%
2003	0.10%	236,533	9.853529	2,330,685	0.90%	26.59%
2002	0.10%	322,290	7.783700	2,508,609	0.75%	-18.88%

Oppenheimer Variable Account Funds – Oppenheimer Mid Cap Fund/VA – Non-Service Shares
2006	0.10%	445,344	12.637642	5,628,098	0.00%	2.85%
2005	0.10%	448,332	12.287042	5,508,674	0.00%	12.21%
2004	0.10%	538,726	10.949589	5,898,828	0.00%	19.66%
2003	0.10%	588,192	9.150815	5,382,436	0.00%	25.46%
2002	0.10%	1,125,894	7.293537	8,211,750	0.63%	-27.86%

PIMCO Variable Insurance Trust – PIMCO VIT Low Duration Portfolio – Administrative Shares
2006	0.10%	24,296	11.110721	269,946	4.19%	3.86%
2004	0.10%	435,394	10.602263	4,616,162	1.29%	1.74%
2003	0.10%	456,933	10.421178	4,761,780	1.22%	2.24%

PIMCO Variable Insurance Trust – PIMCO VIT Real Return Portfolio – Administrative Shares
2006	0.10%	50,474	12.588282	635,381	4.26%	0.64%
2005	0.10%	80,408	12.508033	1,005,746	2.85%	1.97%
2004	0.10%	96,300	12.266232	1,181,238	1.03%	8.78%
2003	0.10%	24,527	11.276054	276,568	2.35%	8.75%

PIMCO Variable Insurance Trust – PIMCO VIT Total Return Portfolio – Administrative Shares
2006	0.10%	8,770	12.065231	105,812	4.42%	3.74%
2005	0.10%	30,398	11.629906	353,526	3.47%	2.32%
2004	0.10%	50,172	11.365760	570,243	1.92%	4.78%
2003	0.10%	4,202	10.847595	45,582	2.71%	4.94%

Pioneer Variable Contracts Trust – Pioneer High Yield VCT Portfolio – Class I
2006	0.10%	10,514	16.389248	172,317	5.53%	8.39%
2005	0.10%	11,722	15.120107	177,238	5.49%	1.84%
2004	0.10%	16,298	14.846381	241,966	5.59%	7.95%
2003	0.10%	82,218	13.752414	1,130,696	5.84%	32.65%

Royce Capital Fund – Micro Cap Portfolio
2006	0.10%	102,390	23.116715	2,366,920	0.17%	20.95%
2005	0.10%	11,746	19.112697	224,498	0.60%	11.50%
2004	0.10%	11,820	17.141696	202,615	0.00%	13.73%
2003	0.10%	76,384	15.072020	1,151,261	0.00%	49.01%

T. Rowe Price Equity Income Portfolio – II
2006	0.10%	17,014	17.803262	302,905	1.35%	18.53%
2005	0.10%	22,826	15.020167	342,850	1.39%	3.59%
2004	0.10%	11,962	14.499419	173,442	1.46%	14.50%
2003	0.10%	19,960	12.663048	252,754	1.80%	25.05%
2002	0.10%	512	10.126777	5,185	0.77%	1.27%	09/03/02

T. Rowe Price Mid Cap Growth Fund – II
2006	0.10%	23,520	20.268825	476,723	0.00%	6.28%
2005	0.10%	44,810	19.071958	854,614	0.00%	14.32%
2004	0.10%	172,276	16.682608	2,874,013	0.00%	17.94%
2003	0.10%	168,799	14.145535	2,387,752	0.00%	37.95%
2002	0.10%	844	10.253796	8,654	0.00%	2.54%	09/03/02

Van Eck Worldwide Insurance Trust – Worldwide Emerging Markets Fund – Initial Class
2006	0.10%	43,526	35.481161	1,544,353	0.56%	39.35%
2005	0.10%	38,212	25.461491	972,934	0.71%	31.86%
2004	0.10%	32,436	19.308855	626,302	0.53%	25.76%
2003	0.10%	26,838	15.353127	412,047	0.11%	54.03%
2002	0.10%	63,522	9.967428	633,151	0.21%	-3.00%

Van Eck Worldwide Insurance Trust – Worldwide Hard Assets Fund – Initial Class
2006	0.10%	20,452	38.333948	784,006	0.06%	24.37%
2005	0.10%	26,250	30.823042	809,105	0.31%	51.52%
2004	0.10%	7,980	20.342743	162,335	0.31%	24.10%
2003	0.10%	7,570	16.424776	124,336	0.41%	44.93%
2002	0.10%	10,722	11.332655	121,509	0.75%	-2.93%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT– 4 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Van Kampen – The Universal Institutional Funds, Inc. – Emerging Markets Debt Portfolio – Class I
2006	0.10%	11,152	$28.160613	$314,047	10.28%	10.70%
2005	0.10%	17,164	25.439451	436,643	7.14%	12.14%
2004	0.10%	6,174	22.685707	140,062	7.52%	9.95%
2003	0.10%	11,686	20.632384	241,110	0.00%	27.74%
2002	0.10%	2,680	16.152298	43,288	8.74%	9.11%

Van Kampen – The Universal Institutional Funds, Inc. – Mid Cap Growth Portfolio – Class I
2006	0.10%	21,636	9.302196	201,262	0.00%	9.17%
2005	0.10%	21,748	8.521148	185,318	0.00%	17.45%
2004	0.10%	21,882	7.255105	158,756	0.00%	21.47%
2003	0.10%	22,063	5.972526	131,772	0.00%	41.62%
2002	0.10%	63,481	4.217224	267,714	0.00%	-31.23%

Van Kampen – The Universal Institutional Funds, Inc. – U.S. Real Estate Portfolio – Class I
2006	0.10%	109,384	42.551820	4,654,488	1.07%	37.91%
2005	0.10%	125,524	30.855447	3,873,099	1.19%	16.93%
2004	0.10%	110,058	26.386900	2,904,089	1.61%	36.26%
2003	0.10%	189,968	19.365338	3,678,795	0.00%	37.37%
2002	0.10%	346,576	14.096819	4,885,619	4.01%	-0.89%

Wells Fargo Advantage Variable Trust FundsSM – Wells Fargo Advantage VT Opportunity FundSM
2006	0.10%	143,310	13.557898	1,942,982	0.00%	12.11%
2005	0.10%	114,460	12.093732	1,384,249	0.00%	7.78%
2004	0.10%	184,596	11.221097	2,071,370	0.00%	18.10%
2003	0.10%	223,707	9.501191	2,125,483	0.08%	36.87%
2002	0.10%	226,501	6.941814	1,572,328	0.50%	-26.89%

The BEST of AMERICA® America’s FUTURE Life SeriesSM Reduced Fee Tier (0.20%)

AIM Variable Insurance Funds – AIM V.I. Basic Value Fund – Series I
2006	0.20%	55,730	17.351728	967,012	0.42%	12.98%
2005	0.20%	46,214	15.358428	709,774	0.09%	5.53%
2004	0.20%	23,358	14.554224	339,958	0.00%	10.85%
2003	0.20%	4,973	13.129953	65,295	0.06%	33.36%

AIM Variable Insurance Funds – AIM V.I. Capital Appreciation Fund – Series I
2003	0.20%	288	13.259800	3,819	0.00%	35.09%

AIM Variable Insurance Funds – AIM V.I. Capital Development Fund – Series I Shares
2006	0.20%	73,000	19.442307	1,419,288	0.00%	16.29%
2005	0.20%	21,682	16.719125	362,504	0.00%	9.39%
2004	0.20%	996	15.284432	15,223	0.00%	15.27%

AIM Variable Insurance Funds – AIM V.I. International Growth Fund – Series I
2006	0.20%	189,366	17.958795	3,400,785	0.97%	27.98%
2005	0.20%	451,992	14.032735	6,342,684	1.14%	17.69%
2004	0.20%	126,346	11.923183	1,506,446	1.36%	19.23%	05/03/04

AllianceBernstein Variable Products Series Fund, Inc. – Growth and Income Portfolio – Class A
2006	0.20%	44,760	18.052215	808,017	1.37%	17.05%
2005	0.20%	37,842	15.422290	583,610	1.48%	4.66%
2004	0.20%	28,554	14.735953	420,770	0.92%	11.24%
2003	0.20%	5,515	13.247066	73,058	0.51%	32.24%

AllianceBernstein Variable Products Series Fund, Inc. – International Value Portfolio – Class A
2006	0.20%	287,868	11.326575	3,260,558	0.57%	13.27%	05/01/06

American Century Variable Portfolios, Inc. – Income & Growth Fund – Class I
2006	0.20%	163,996	13.239121	2,171,163	1.85%	16.85%
2005	0.20%	123,222	11.329648	1,396,062	1.94%	4.42%
2004	0.20%	141,218	10.849845	1,532,193	1.37%	12.77%
2003	0.20%	166,512	9.621502	1,602,096	1.28%	29.09%

American Century Variable Portfolios, Inc. – International Fund – Class I
2006	0.20%	530,226	11.868885	6,293,191	1.58%	24.78%
2005	0.20%	640,818	9.512128	6,095,543	1.25%	13.03%
2004	0.20%	434,052	8.415693	3,652,848	0.56%	14.69%
2003	0.20%	384,244	7.337502	2,819,391	0.73%	24.26%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT– 4 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
American Century Variable Portfolios, Inc. – Ultra® Fund – Class I
2006	0.20%	38,106	$10.878509	$414,536	0.00%	-3.47%
2005	0.20%	34,792	11.269368	392,084	0.00%	1.96%
2004	0.20%	7,212	11.052535	79,711	0.00%	10.45%
2003	0.20%	1,924	10.006426	19,252	0.00%	24.65%

American Century Variable Portfolios, Inc. – Value Fund – Class I
2006	0.20%	228,952	18.916906	4,331,063	1.41%	18.42%
2005	0.20%	421,892	15.974895	6,739,680	0.83%	4.82%
2004	0.20%	321,958	15.239704	4,906,545	0.97%	14.10%
2003	0.20%	190,981	13.355894	2,550,722	1.04%	28.70%

Baron Capital Funds Trust – Baron Capital Asset Fund – Insurance Shares
2006	0.20%	216,684	18.770366	4,067,238	0.00%	15.29%
2005	0.20%	219,114	16.280709	3,567,331	0.00%	3.16%
2004	0.20%	401,660	15.782247	6,339,097	0.00%	25.39%
2003	0.20%	276,028	12.586755	3,474,297	0.00%	29.75%

Credit Suisse Trust – Global Small Cap Portfolio
2004	0.20%	7,744	8.356633	64,714	0.00%	17.75%
2003	0.20%	7,043	7.096703	49,982	0.00%	47.36%

Credit Suisse Trust – International Focus Portfolio
2004	0.20%	10,148	9.684322	98,276	0.99%	14.51%
2003	0.20%	9,647	8.456964	81,584	0.49%	32.82%

Credit Suisse Trust – Large Cap Value Portfolio
2004	0.20%	35,398	11.474634	406,179	0.58%	11.12%
2003	0.20%	20,469	10.326271	211,368	0.76%	24.91%

Dreyfus Investment Portfolios – Mid Cap Stock Index Portfolio – Initial Shares
2006	0.20%	15,656	17.549344	274,753	0.37%	7.53%
2005	0.20%	13,484	16.319776	220,056	0.02%	8.95%
2004	0.20%	20,268	14.978665	303,588	0.43%	14.25%
2003	0.20%	8,456	13.110902	110,866	1.02%	31.46%

Dreyfus Investment Portfolios – Small Cap Stock Index Portfolio – Service Shares
2006	0.20%	155,436	15.666332	2,435,112	0.38%	14.18%
2005	0.20%	219,726	13.720362	3,014,720	0.00%	7.02%
2004	0.20%	330,608	12.820499	4,238,560	0.57%	21.64%
2003	0.20%	13,371	10.539624	140,925	0.27%	37.50%

Dreyfus Socially Responsible Growth Fund, Inc. – Initial Shares, The
2004	0.20%	29,340	7.311886	214,531	0.40%	6.00%
2003	0.20%	15,093	6.898125	104,113	0.11%	25.75%

Dreyfus Stock Index Fund, Inc. – Initial Shares
2006	0.20%	3,580,384	11.623891	41,617,993	1.64%	15.27%
2005	0.20%	6,634,008	10.084272	66,899,141	1.63%	4.48%
2004	0.20%	4,920,402	9.651621	47,489,855	1.82%	10.42%
2003	0.20%	3,957,858	8.740894	34,595,217	1.54%	28.11%

Dreyfus Variable Investment Fund – Appreciation Portfolio – Initial Shares
2006	0.20%	139,136	11.546593	1,606,547	1.53%	16.24%
2005	0.20%	66,566	9.932997	661,200	0.02%	4.17%
2004	0.20%	290,942	9.535398	2,774,248	1.67%	4.84%
2003	0.20%	265,908	9.095533	2,418,575	1.18%	20.93%

Dreyfus Variable Investment Fund – International Value Portfolio – Initial Shares
2006	0.20%	644,284	21.009394	13,536,016	1.25%	22.35%
2005	0.20%	679,392	17.171154	11,665,945	0.00%	11.67%
2004	0.20%	1,014,594	15.377151	15,601,565	1.23%	19.78%
2003	0.20%	611,687	12.837546	7,852,560	2.67%	36.08%

Federated Insurance Series – Federated Quality Bond Fund II – Primary Shares
2006	0.20%	197,756	14.499637	2,867,390	5.17%	3.95%
2005	0.20%	1,334,518	13.949122	18,615,354	3.55%	1.10%
2004	0.20%	1,045,524	13.797947	14,426,085	3.92%	3.41%
2003	0.20%	705,554	13.342573	9,413,906	3.30%	4.44%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT– 4 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Fidelity® Variable Insurance Products Fund – Equity-Income Portfolio – Service Class
2006	0.20%	524,062	$14.945916	$7,832,587	3.15%	19.84%
2005	0.20%	600,930	12.471541	7,494,523	1.56%	5.55%
2004	0.20%	253,254	11.816128	2,992,482	1.39%	11.16%
2003	0.20%	141,957	10.629864	1,508,984	1.66%	29.96%

Fidelity® Variable Insurance Products Fund – Growth Portfolio – Service Class
2006	0.20%	1,027,390	8.794051	9,034,920	0.28%	6.52%
2005	0.20%	525,004	8.255819	4,334,338	0.41%	5.46%
2004	0.20%	1,398,590	7.828218	10,948,467	0.16%	3.06%
2003	0.20%	595,465	7.595988	4,523,145	0.18%	32.52%

Fidelity® Variable Insurance Products Fund – High Income Portfolio – Service Class
2006	0.20%	10,750	14.592608	156,871	7.58%	10.96%
2005	0.20%	53,750	13.151735	706,906	14.70%	2.32%
2004	0.20%	373,660	12.853699	4,802,913	8.03%	9.25%
2003	0.20%	87,435	11.765514	1,028,718	6.36%	26.72%

Fidelity® Variable Insurance Products Fund – Overseas Portfolio – Service Class
2006	0.20%	271,410	14.164421	3,844,366	0.84%	17.71%
2005	0.20%	473,692	12.033136	5,700,000	0.56%	18.73%
2004	0.20%	373,770	10.134523	3,787,981	0.98%	13.26%
2003	0.20%	315,760	8.947944	2,825,403	0.63%	42.92%

Fidelity® Variable Insurance Products Fund II – Contrafund® Portfolio – Service Class
2006	0.20%	1,713,066	15.646354	26,803,237	1.12%	11.37%
2005	0.20%	1,838,026	14.049369	25,823,106	0.19%	16.61%
2004	0.20%	708,896	12.047726	8,540,585	0.24%	15.11%
2003	0.20%	143,092	10.466376	1,497,655	0.30%	28.10%

Fidelity® Variable Insurance Products Fund II – Investment Grade Bond Portfolio – Service Class
2006	0.20%	64,972	11.265752	731,958	3.34%	4.09%

Fidelity® Variable Insurance Products Fund III – Growth Opportunities Portfolio – Service Class
2004	0.20%	24,564	9.272138	227,761	0.48%	6.85%
2003	0.20%	13,277	8.678086	115,219	0.59%	29.40%

Fidelity® Variable Insurance Products Fund III – Value Strategies Portfolio – Service Class
2004	0.20%	7,530	13.434633	101,163	0.00%	13.76%
2003	0.20%	973	11.809676	11,491	0.00%	57.47%

Franklin Templeton Variable Insurance Products Trust – Templeton Foreign Securities Fund – Class 2
2006	0.20%	109,726	19.718779	2,163,663	1.24%	21.20%
2005	0.20%	69,050	16.269222	1,123,390	1.12%	9.95%
2004	0.20%	41,174	14.797053	609,254	1.11%	18.29%
2003	0.20%	155,351	12.508977	1,943,282	1.96%	31.95%

Gartmore GVIT – Emerging Markets Fund – Class I
2006	0.20%	258,760	25.025345	6,475,558	0.71%	36.45%
2005	0.20%	169,786	18.340864	3,114,022	0.60%	32.37%
2004	0.20%	16,822	13.855548	233,078	1.04%	20.50%
2003	0.20%	21,189	11.498175	243,635	0.61%	64.93%

Gartmore GVIT – Federated GGVIT High Income Bond Fund – Class I
2006	0.20%	61,806	16.687538	1,031,390	7.41%	10.38%
2005	0.20%	75,410	15.117925	1,140,043	6.92%	2.18%
2004	0.20%	810,264	14.795923	11,988,604	7.58%	9.88%
2003	0.20%	777,021	13.465993	10,463,359	7.99%	22.03%

Gartmore GVIT – Global Financial Services Fund – Class I
2004	0.20%	7,074	14.748909	104,334	1.37%	20.75%
2003	0.20%	8,215	12.214302	100,340	1.08%	41.17%

Gartmore GVIT – Global Health Sciences Fund – Class I
2006	0.20%	72,832	13.568156	988,196	0.00%	2.50%
2005	0.20%	62,816	13.236814	831,484	0.00%	8.22%
2004	0.20%	16,466	12.231005	201,396	0.00%	7.64%
2003	0.20%	4,437	11.362461	50,415	0.00%	36.42%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT– 4 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Gartmore GVIT – Global Technology and Communications Fund – Class I
2006	0.20%	311,356	$3.488016	$1,086,015	0.00%	10.95%
2005	0.20%	273,712	3.143852	860,510	0.00%	-0.71%
2004	0.20%	448,724	3.166487	1,420,879	0.00%	4.10%
2003	0.20%	78,739	3.041648	239,496	0.00%	54.92%

Gartmore GVIT – Global Utilities Fund – Class I
2004	0.20%	21,186	13.925951	295,035	1.64%	29.71%
2003	0.20%	12,612	10.736432	135,408	1.02%	23.80%

Gartmore GVIT – Government Bond Fund – Class I
2006	0.20%	826,566	13.468059	11,132,240	3.95%	3.14%
2005	0.20%	1,941,614	13.058642	25,354,842	3.71%	3.06%
2004	0.20%	1,951,516	12.671201	24,728,051	5.38%	3.06%
2003	0.20%	1,095,538	12.295487	13,470,173	3.25%	1.80%

Gartmore GVIT – Growth Fund: Class I
2006	0.20%	67,782	8.030198	544,303	0.05%	5.96%
2005	0.20%	60,144	7.578777	455,818	0.08%	6.29%
2004	0.20%	47,838	7.130400	341,104	0.34%	7.94%
2003	0.20%	40,423	6.605859	267,029	0.02%	32.47%

Gartmore GVIT – International Growth Fund – Class I
2004	0.20%	12,706	7.691798	97,732	0.85%	13.97%
2003	0.20%	8,703	6.749218	58,738	0.00%	35.35%

Gartmore GVIT – Investor Destinations Aggressive Fund – Class II
2006	0.20%	211,872	15.647232	3,315,210	2.11%	16.64%
2005	0.20%	170,910	13.415540	2,292,850	2.02%	7.72%
2004	0.20%	7,054	12.454537	87,854	1.85%	13.80%
2003	0.20%	2,814	10.944415	30,798	1.57%	31.60%

Gartmore GVIT – Investor Destinations Conservative Fund – Class II
2006	0.20%	22,320	12.325531	275,106	3.23%	5.95%
2005	0.20%	34,084	11.633095	396,502	2.49%	3.10%
2004	0.20%	2,950	11.283226	33,286	2.49%	4.44%
2003	0.20%	1,756	10.803228	18,970	2.59%	7.69%

Gartmore GVIT – Investor Destinations Moderate Fund – Class II
2006	0.20%	206,458	13.960840	2,882,327	2.47%	11.13%
2005	0.20%	114,016	12.562517	1,432,328	2.39%	5.13%
2004	0.20%	28,510	11.949051	340,667	2.21%	9.32%
2003	0.20%	4,545	10.930659	49,680	2.05%	19.81%

Gartmore GVIT – Investor Destinations Moderately Aggressive Fund – Class II
2006	0.20%	38,278	14.976735	573,279	2.25%	14.31%
2005	0.20%	22,860	13.101623	299,503	2.19%	6.86%
2004	0.20%	19,906	12.260724	244,062	2.01%	11.87%
2003	0.20%	5,607	10.959933	61,452	1.61%	26.39%

Gartmore GVIT – Investor Destinations Moderately Conservative Fund – Class II
2006	0.20%	19,512	13.178536	257,140	2.84%	8.21%
2005	0.20%	18,166	12.179054	221,245	2.78%	4.28%
2004	0.20%	11,104	11.679461	129,689	2.38%	6.94%
2003	0.20%	3,486	10.921034	38,071	2.33%	13.47%

Gartmore GVIT – J.P. Morgan GVIT Balanced Fund: Class I
2006	0.20%	73,958	12.496956	924,250	2.25%	12.02%
2005	0.20%	119,512	11.155509	1,333,217	1.98%	2.34%
2004	0.20%	132,248	10.900634	1,441,587	1.94%	8.27%
2003	0.20%	104,019	10.067605	1,047,222	1.76%	18.18%

Gartmore GVIT – Mid Cap Growth Fund – Class I
2004	0.20%	763,680	7.982767	6,096,280	0.00%	15.11%
2003	0.20%	155,794	6.935054	1,080,440	0.00%	39.85%

Gartmore GVIT – Mid Cap Index Fund – Class I
2006	0.20%	639,140	17.019619	10,877,919	1.14%	9.67%
2005	0.20%	704,782	15.518876	10,937,424	1.04%	11.87%
2004	0.20%	458,242	13.871631	6,356,564	0.56%	15.50%
2003	0.20%	280,100	12.010005	3,364,002	0.50%	34.38%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT– 4 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Gartmore GVIT – Money Market Fund – Class I
2006	0.20%	5,784	$11.336122	$65,568	4.43%	4.32%
2005	0.20%	12,740	10.866496	138,439	2.61%	2.46%
2004	0.20%	30,788	10.605257	326,515	0.80%	0.61%
2003	0.20%	221,572	10.540982	2,335,586	0.63%	0.42%

Gartmore GVIT – Money Market Fund – Class V
2006	0.20%	8,530,114	10.854633	92,591,257	4.63%	4.40%
2005	0.20%	7,660,560	10.396676	79,644,360	2.74%	2.55%
2004	0.20%	8,296,360	10.138533	84,112,920	0.91%	0.69%
2003	0.20%	6,564,517	10.069143	66,099,060	0.70%	0.50%

Gartmore GVIT – Nationwide® Fund – Class I
2006	0.20%	49,380	12.375964	611,125	1.09%	13.40%
2005	0.20%	56,248	10.913424	613,858	1.00%	7.23%
2004	0.20%	32,724	10.177848	333,060	1.30%	9.53%
2003	0.20%	20,659	9.291410	191,951	0.59%	27.26%

Gartmore GVIT – Nationwide® Leaders Fund – Class I
2004	0.20%	3,700	12.522767	46,334	0.48%	18.56%
2003	0.20%	1,086	10.562758	11,471	0.15%	25.13%

Gartmore GVIT – Small Cap Growth Fund – Class I
2006	0.20%	159,120	17.102157	2,721,295	0.00%	3.00%
2005	0.20%	196,494	16.603744	3,262,536	0.00%	7.87%
2004	0.20%	269,788	15.391720	4,152,501	0.00%	13.19%
2003	0.20%	108,065	13.598245	1,469,494	0.00%	34.00%

Gartmore GVIT – Small Cap Value Fund – Class I
2006	0.20%	348,296	22.077762	7,689,596	0.43%	17.06%
2005	0.20%	458,988	18.860242	8,656,625	0.07%	2.87%
2004	0.20%	271,422	18.334546	4,976,399	0.00%	17.06%
2003	0.20%	234,794	15.661984	3,677,340	0.00%	56.54%

Gartmore GVIT – Small Company Fund – Class I
2006	0.20%	730,292	17.561515	12,825,034	0.10%	11.82%
2005	0.20%	1,146,078	15.705843	18,000,121	0.00%	12.09%
2004	0.20%	346,438	14.011465	4,854,104	0.00%	18.78%
2003	0.20%	126,604	11.795728	1,493,386	0.00%	40.73%

Gartmore GVIT – Turner GVIT Growth Focus Fund – Class I
2003	0.20%	17,434	3.315211	57,797	0.00%	50.66%

Gartmore GVIT – U.S. Growth Leaders Fund – Class I
2004	0.20%	8,230	13.993330	115,165	0.00%	12.18%
2003	0.20%	5,224	12.473517	65,162	0.00%	51.83%

Gartmore GVIT – Van Kampen GGVIT Comstock Value Fund: Class I
2004	0.20%	49,480	10.312567	510,266	1.39%	17.26%
2003	0.20%	7,421	8.794319	65,263	1.34%	31.17%

Gartmore GVIT – Van Kampen GVIT Multi-Sector Bond Fund – Class I
2006	0.20%	57,084	14.600569	833,459	4.07%	4.63%
2005	0.20%	114,922	13.954609	1,603,692	3.99%	1.98%
2004	0.20%	13,584	13.684149	185,885	4.55%	6.32%
2003	0.20%	9,884	12.870615	127,213	5.42%	11.89%

Gartmore GVIT – Worldwide Leaders Fund – Class I
2004	0.20%	2,874	9.758795	28,047	0.00%	15.43%
2003	0.20%	3,219	8.453981	27,213	0.00%	35.79%

Goldman Sachs Variable Insurance Trust – Goldman Sachs VIT Mid Cap Value Fund
2006	0.20%	1,042,500	20.769434	21,652,135	0.98%	15.93%
2005	0.20%	1,081,334	17.915150	19,372,261	0.60%	12.60%
2004	0.20%	907,474	15.910334	14,438,214	0.74%	25.63%
2003	0.20%	528,186	12.664093	6,688,997	1.72%	28.13%

Janus Aspen Series – Balanced Portfolio – Service Shares
2006	0.20%	63,792	14.581974	930,213	1.99%	10.19%
2005	0.20%	261,918	13.232912	3,465,938	2.04%	7.45%
2004	0.20%	229,366	12.315866	2,824,841	2.45%	8.08%
2003	0.20%	5,017	11.395477	57,171	2.34%	13.49%
(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT– 4 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Janus Aspen Series – Forty Portfolio – Service Shares
2006	0.20%	291,224	$9.299521	$2,708,244	0.14%	8.90%
2005	0.20%	294,576	8.539588	2,515,558	0.01%	12.33%
2004	0.20%	233,906	7.602120	1,778,181	0.02%	17.73%
2003	0.20%	262,941	6.457142	1,697,847	0.25%	19.99%

Janus Aspen Series – Global Technology Portfolio – Service Shares
2004	0.20%	173,558	3.554928	616,986	0.00%	0.37%
2003	0.20%	102,131	3.541982	361,746	0.00%	46.18%

Janus Aspen Series – International Growth Portfolio – Service Shares
2006	0.20%	351,364	14.328921	5,034,667	1.89%	46.34%
2005	0.20%	349,754	9.791747	3,424,703	1.05%	31.68%
2004	0.20%	586,420	7.436235	4,360,757	0.85%	18.45%
2003	0.20%	245,144	6.277993	1,539,012	1.02%	34.26%

JPMorgan Insurance Trust – JPMorgan Insurance Trust Diversified Mid Cap Growth Portfolio 1
2006	0.20%	43,296	17.711914	766,855	0.00%	11.17%
2005	0.20%	23,694	15.932691	377,509	0.00%	10.87%
2004	0.20%	8,286	14.370472	119,074	0.00%	12.39%
2003	0.20%	4,483	12.785745	57,318	0.00%	26.89%

JPMorgan Insurance Trust – JPMorgan Insurance Trust Diversified Mid Cap Value Portfolio 1
2006	0.20%	6,476	19.328434	125,171	1.18%	16.49%
2005	0.20%	22,284	16.592629	369,750	0.60%	9.54%
2004	0.20%	14,900	15.148180	225,708	0.58%	15.17%
2003	0.20%	7,236	13.153260	95,177	0.57%	32.49%

Nationwide® GVIT Strategic Value Fund – Class I
2003	0.20%	9,101	10.583982	96,325	0.04%	38.53%

Neuberger Berman Advisers Management Trust – Fasciano Portfolio – Class S
2006	0.20%	11,666	15.129543	176,501	0.00%	5.04%
2005	0.20%	9,828	14.403227	141,555	0.00%	2.69%
2004	0.20%	4,062	14.025658	56,972	0.00%	11.65%
2003	0.20%	1,829	12.561832	22,976	0.00%	24.81%

Neuberger Berman Advisers Management Trust – Guardian Portfolio – I Class Shares
2005	0.20%	234,680	12.237616	2,871,924	0.15%	8.18%
2004	0.20%	19,660	11.312789	222,409	0.12%	15.58%
2003	0.20%	30,298	9.787595	296,545	0.89%	31.50%

Neuberger Berman Advisers Management Trust – Mid Cap Growth Portfolio – I Class Shares
2006	0.20%	41,698	10.916267	455,187	0.00%	14.47%
2005	0.20%	23,118	9.536717	220,470	0.00%	13.51%
2004	0.20%	470,456	8.401327	3,952,455	0.00%	16.08%
2003	0.20%	274,225	7.237810	1,984,788	0.00%	27.81%

Neuberger Berman Advisers Management Trust – Partners Portfolio® – Class I
2004	0.20%	229,766	12.443485	2,859,090	0.01%	18.74%
2003	0.20%	14,991	10.479833	157,103	0.00%	34.82%

Oppenheimer Variable Account Funds – Oppenheimer Capital Appreciation Fund/VA – Non-Service Shares
2006	0.20%	1,641,104	10.362024	17,005,159	0.38%	7.73%
2005	0.20%	1,970,560	9.618219	18,953,278	0.91%	4.89%
2004	0.20%	1,451,308	9.169906	13,308,358	0.31%	6.72%
2003	0.20%	710,846	8.592296	6,107,799	0.38%	30.68%

Oppenheimer Variable Account Funds – Oppenheimer Global Securities Fund/VA – Non-Service Shares
2006	0.20%	578,604	14.873215	8,605,702	1.07%	17.46%
2005	0.20%	1,091,788	12.662678	13,824,960	1.00%	14.08%
2004	0.20%	342,972	11.099865	3,806,943	1.15%	18.92%
2003	0.20%	78,177	9.333505	729,665	0.73%	42.73%

Oppenheimer Variable Account Funds – Oppenheimer Main Street Fund®/VA – Non-Service Shares
2006	0.20%	184,798	12.449315	2,300,609	1.10%	14.80%
2005	0.20%	185,032	10.844763	2,006,628	1.37%	5.76%
2004	0.20%	86,940	10.253671	891,454	0.83%	9.24%
2003	0.20%	50,314	9.386344	472,265	0.90%	26.47%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT– 4 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Oppenheimer Variable Account Funds – Oppenheimer Mid Cap Fund/VA – Non-Service Shares
2006	0.20%	106,664	$8.757520	$934,112	0.00%	2.75%
2005	0.20%	454,650	8.523068	3,875,013	0.00%	12.10%
2004	0.20%	260,230	7.602891	1,978,500	0.00%	19.54%
2003	0.20%	163,694	6.360255	1,041,136	0.00%	25.34%

PIMCO Variable Insurance Trust – PIMCO VIT Low Duration Portfolio – Administrative Shares
2006	0.20%	1,775,448	11.062747	19,641,332	4.19%	3.75%
2005	0.20%	1,845,738	10.662435	19,680,061	2.71%	0.80%
2004	0.20%	2,001,144	10.577591	21,167,283	1.29%	1.64%
2003	0.20%	1,032,781	10.407346	10,748,509	1.22%	2.14%

PIMCO Variable Insurance Trust – PIMCO VIT Real Return Portfolio – Administrative Shares
2006	0.20%	672,656	12.533792	8,430,930	4.26%	0.54%
2005	0.20%	628,146	12.466336	7,830,679	2.85%	1.87%
2004	0.20%	225,144	12.237557	2,755,213	1.03%	8.67%
2003	0.20%	41,728	11.260965	469,898	2.35%	8.64%

PIMCO Variable Insurance Trust – PIMCO VIT Total Return Portfolio – Administrative Shares
2006	0.20%	3,889,630	12.013005	46,726,145	4.42%	3.64%
2005	0.20%	3,110,384	11.591132	36,052,872	3.47%	2.22%
2004	0.20%	1,390,690	11.339186	15,769,293	1.92%	4.67%
2003	0.20%	805,938	10.833078	8,730,789	2.71%	4.83%

Pioneer Variable Contracts Trust – Pioneer High Yield VCT Portfolio – Class I
2006	0.20%	467,554	16.318486	7,629,773	5.53%	8.29%
2005	0.20%	438,236	15.069867	6,604,158	5.49%	1.74%
2004	0.20%	41,538	14.811836	615,254	5.59%	7.85%
2003	0.20%	38,729	13.734162	531,910	5.84%	32.52%

Royce Capital Fund – Micro Cap
2006	0.20%	487,556	23.017122	11,222,136	0.17%	20.83%
2005	0.20%	516,002	19.049333	9,829,494	0.60%	11.39%
2004	0.20%	251,888	17.101898	4,307,763	0.00%	13.62%
2003	0.20%	58,726	15.052067	883,948	0.00%	48.87%

T. Rowe Price Equity Income Portfolio – II
2006	0.20%	1,955,804	17.726578	34,669,712	1.35%	18.41%
2005	0.20%	1,993,558	14.970390	29,844,341	1.39%	3.49%
2004	0.20%	1,400,944	14.465784	20,265,753	1.46%	14.39%
2003	0.20%	546,267	12.646299	6,908,256	1.80%	24.92%

T. Rowe Price Mid Cap Growth Fund – II
2006	0.20%	288,630	20.181467	5,824,977	0.00%	6.17%
2005	0.20%	626,894	19.008705	11,916,443	0.00%	14.21%
2004	0.20%	835,584	16.643864	13,907,346	0.00%	17.82%
2003	0.20%	473,916	14.126799	6,694,916	0.00%	37.82%

T. Rowe Price New America Growth Portfolio
2006	0.20%	301,726	12.072027	3,642,444	0.04%	7.12%
2005	0.20%	690,950	11.269904	7,786,940	0.00%	4.26%
2004	0.20%	222,430	10.808909	2,404,226	0.00%	8.09%	05/03/04

Van Eck Worldwide Insurance Trust – Worldwide Emerging Markets Fund – Initial Class
2006	0.20%	46,954	32.831467	1,541,569	0.56%	39.21%
2005	0.20%	45,066	23.583541	1,062,816	0.71%	31.73%
2004	0.20%	120,164	17.902527	2,151,239	0.53%	25.64%
2003	0.20%	6,811	14.249147	97,051	0.11%	53.88%

Van Eck Worldwide Insurance Trust – Worldwide Hard Assets Fund – Initial Class
2006	0.20%	59,788	32.689202	1,954,422	0.06%	24.24%
2005	0.20%	52,740	26.310503	1,387,616	0.31%	51.37%
2004	0.20%	70,582	17.381825	1,226,844	0.31%	23.98%
2003	0.20%	17,418	14.048159	244,691	0.41%	44.79%

Van Kampen – The Universal Institutional Funds, Inc. – Emerging Markets Debt Portfolio – Class I
2006	0.20%	74,878	21.483999	1,608,679	10.28%	10.59%
2005	0.20%	227,212	19.427363	4,414,130	7.14%	12.03%
2004	0.20%	105,242	17.341685	1,825,074	7.52%	9.84%
2003	0.20%	3,595	15.787831	56,757	0.00%	27.61%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT– 4 ( NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Van Kampen – The Universal Institutional Funds, Inc. – Mid Cap Growth Portfolio – Class I
2006	0.20%	26,838	$9.240416	$247,994	0.00%	9.06%
2005	0.20%	20,382	8.473005	172,697	0.00%	17.33%
2004	0.20%	98,272	7.221303	709,652	0.00%	21.35%
2003	0.20%	70,714	5.950642	420,794	0.00%	41.48%

Van Kampen – The Universal Institutional Funds, Inc. – U.S. Real Estate Portfolio – Class I
2006	0.20%	324,820	34.585436	11,234,041	1.07%	37.77%
2005	0.20%	250,510	25.103798	6,288,752	1.19%	16.82%
2004	0.20%	98,428	21.489618	2,115,180	1.61%	36.12%
2003	0.20%	40,136	15.786980	633,626	0.00%	37.24%

Wells Fargo Advantage Variable Trust FundsSM – Wells Fargo Advantage VT Opportunity FundSM
2006	0.20%	199,708	13.467901	2,689,648	0.00%	12.00%
2005	0.20%	360,812	12.025433	4,338,921	0.00%	7.67%
2004	0.20%	266,180	11.168856	2,972,926	0.00%	17.98%
2003	0.20%	202,631	9.466409	1,918,188	0.08%	36.73%

The BEST of AMERICA® America’s FUTURE Life SeriesSM Reduced Fee Tier (0.25%)

AIM Variable Insurance Funds – AIM V.I. Basic Value Fund – Series I
2006	0.25%	70,154	17.314284	1,214,666	0.42%	12.92%
2005	0.25%	54,050	15.332927	828,745	0.09%	5.47%
2004	0.25%	98,126	14.537319	1,426,489	0.00%	10.79%
2003	0.25%	1,947	13.121262	25,547	0.06%	33.29%

AIM Variable Insurance Funds – AIM V.I. Capital Appreciation Fund – Series I
2003	0.25%	2,553	13.251011	33,830	0.00%	35.02%

AIM Variable Insurance Funds – AIM V.I. Capital Development Fund – Series I Shares
2006	0.25%	158,748	19.400361	3,079,769	0.00%	16.23%
2005	0.25%	93,372	16.691371	1,558,507	0.00%	9.33%
2004	0.25%	27,246	15.266666	415,956	0.00%	15.21%

AIM Variable Insurance Funds – AIM V.I. International Growth Fund – Series I
2006	0.25%	447,740	17.934952	8,030,195	0.97%	27.91%
2005	0.25%	202,258	14.021093	2,835,878	1.14%	17.63%
2004	0.25%	26,402	11.919243	314,692	1.36%	19.19%	05/03/04

AllianceBernstein Variable Products Series Fund, Inc. – Growth and Income Portfolio – Class A
2006	0.25%	422,112	18.013258	7,603,612	1.37%	16.99%
2005	0.25%	369,126	15.396687	5,683,317	1.48%	4.61%
2004	0.25%	426,728	14.718823	6,280,934	0.92%	11.18%
2003	0.25%	278,219	13.238290	3,683,144	0.51%	32.17%

AllianceBernstein Variable Products Series Fund, Inc. – International Value Portfolio – Class A
2006	0.25%	343,264	11.322832	3,886,721	0.57%	13.23%	05/01/06

American Century Variable Portfolios, Inc. – Income & Growth Fund – Class I
2006	0.25%	284,862	13.198939	3,759,876	1.85%	16.80%
2005	0.25%	284,088	11.300886	3,210,446	1.94%	4.37%
2004	0.25%	368,640	10.827688	3,991,519	1.37%	12.71%
2003	0.25%	225,657	9.606659	2,167,810	1.28%	29.03%
2002	0.25%	1,435	7.445299	10,684	1.00%	-19.57%

American Century Variable Portfolios, Inc. – International Fund – Class I
2006	0.25%	987,980	11.832909	11,690,677	1.58%	24.71%
2005	0.25%	882,458	9.488028	8,372,786	1.25%	12.97%
2004	0.25%	923,768	8.398563	7,758,324	0.56%	14.64%
2003	0.25%	674,427	7.326221	4,941,001	0.73%	24.20%
2002	0.25%	49,356	5.898746	291,139	0.78%	-20.57%

American Century Variable Portfolios, Inc. – Ultra® Fund – Class I
2006	0.25%	24,306	10.853176	263,797	0.00%	-3.52%
2005	0.25%	252,658	11.248731	2,842,082	0.00%	1.91%
2004	0.25%	212,496	11.037791	2,345,486	0.00%	10.40%
2003	0.25%	138,103	9.998079	1,380,765	0.00%	24.59%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT– 4 ( NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
American Century Variable Portfolios, Inc. – Value Fund – Class I
2006	0.25%	552,364	$18.859509	$10,417,314	1.41%	18.36%
2005	0.25%	496,994	15.934364	7,919,283	0.83%	4.77%
2004	0.25%	351,012	15.208626	5,338,410	0.97%	14.05%
2003	0.25%	248,298	13.335325	3,311,135	1.04%	28.64%
2002	0.25%	90,011	10.366670	933,114	0.75%	-12.84%

American Century Variable Portfolios, Inc. – VistaSM Fund – Class I
2006	0.25%	4,932	12.444525	61,376	0.00%	8.74%
2005	0.25%	248	11.444645	2,838	0.00%	14.45%	05/02/05

Baron Capital Funds Trust – Baron Capital Asset Fund – Insurance Shares
2006	0.25%	186,980	18.729880	3,502,113	0.00%	15.23%
2005	0.25%	304,012	16.253697	4,941,319	0.00%	3.11%
2004	0.25%	84,614	15.763932	1,333,849	0.00%	25.33%
2003	0.25%	17,272	12.578424	217,255	0.00%	29.69%

BlackRock International Index Portfolio – Class II
2006	0.25%	82,570	14.583459	1,204,156	5.83%	25.37%
2005	0.25%	732	11.632654	8,515	1.76%	16.33%	05/02/05

BlackRock Large Cap Core V.I. Fund – Class II
2006	0.25%	131,296	13.236885	1,737,950	0.79%	14.33%
2005	0.25%	101,208	11.577932	1,171,779	0.74%	15.78%	05/02/05

Calvert Variable Series, Inc. – Social Equity Portfolio
2006	0.25%	7,002	15.339931	107,410	0.00%	9.78%
2005	0.25%	1,152	13.973029	16,097	0.06%	4.28%
2004	0.25%	826	13.399142	11,068	0.08%	6.89%

Credit Suisse Trust – Global Small Cap Portfolio
2006	0.25%	9,586	10.910325	104,586	0.00%	12.92%
2005	0.25%	15,838	9.661761	153,023	0.00%	15.85%
2004	0.25%	25,520	8.339563	212,826	0.00%	17.69%
2003	0.25%	30,888	7.085747	218,865	0.00%	47.29%
2002	0.25%	1,104	4.810802	5,311	0.00%	-34.32%

Credit Suisse Trust – International Focus Portfolio
2006	0.25%	7,190	13.400060	96,346	1.01%	18.36%
2005	0.25%	7,410	11.321642	83,893	0.88%	17.15%
2004	0.25%	13,758	9.664537	132,965	0.99%	14.46%
2003	0.25%	17,161	8.443905	144,906	0.49%	32.76%

Credit Suisse Trust – Large Cap Value Portfolio
2006	0.25%	5,326	14.706419	78,326	0.89%	19.05%
2005	0.25%	2,276	12.352874	28,115	0.73%	7.87%
2004	0.25%	16,952	11.451229	194,121	0.58%	11.07%
2003	0.25%	15,477	10.310367	159,574	0.76%	24.85%
2002	0.25%	5,253	8.258105	43,380	0.76%	-23.29%

Dreyfus Investment Portfolios – Mid Cap Stock Index Portfolio – Initial Shares
2006	0.25%	38,318	17.511529	671,007	0.37%	7.48%
2005	0.25%	20,998	16.292721	342,115	0.02%	8.90%
2004	0.25%	41,246	14.961281	617,093	0.43%	14.19%
2003	0.25%	647	13.102225	8,477	1.02%	31.39%

Dreyfus Investment Portfolios – Small Cap Stock Index Portfolio – Service Shares
2006	0.25%	247,338	15.629868	3,865,860	0.38%	14.13%
2005	0.25%	162,720	13.695264	2,228,493	0.00%	6.97%
2004	0.25%	376,014	12.803427	4,814,268	0.57%	21.58%
2003	0.25%	145,429	10.530847	1,531,491	0.27%	37.44%

Dreyfus Socially Responsible Growth Fund, Inc. – Initial Shares, The
2006	0.25%	91,596	8.215346	752,493	0.11%	8.93%
2005	0.25%	101,932	7.541951	768,766	0.00%	3.36%
2004	0.25%	154,666	7.296964	1,128,592	0.40%	5.95%
2003	0.25%	71,544	6.887482	492,758	0.11%	25.69%
2002	0.25%	425	5.479795	2,329	0.22%	-29.12%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT– 4 ( NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Dreyfus Stock Index Fund, Inc. – Initial Shares
2006	0.25%	8,834,012	$11.588607	$102,373,893	1.64%	15.21%
2005	0.25%	8,079,650	10.058674	81,270,565	1.63%	4.43%
2004	0.25%	5,809,448	9.631920	55,956,138	1.82%	10.36%
2003	0.25%	4,843,218	8.727408	42,268,740	1.54%	28.04%
2002	0.25%	529,695	6.815999	3,610,401	1.45%	-22.56%

Dreyfus Variable Investment Fund – Appreciation Portfolio – Initial Shares
2006	0.25%	752,594	11.511538	8,663,514	1.53%	16.19%
2005	0.25%	561,480	9.907772	5,563,016	0.02%	4.12%
2004	0.25%	555,430	9.515935	5,285,436	1.67%	4.78%
2003	0.25%	487,461	9.081512	4,426,883	1.18%	20.87%
2002	0.25%	48,950	7.513649	367,793	1.22%	-16.92%

Dreyfus Variable Investment Fund – International Value Portfolio – Initial Shares
2006	0.25%	931,538	20.964071	19,528,829	1.25%	22.29%
2005	0.25%	640,638	17.142660	10,982,239	0.00%	11.61%
2004	0.25%	481,030	15.359280	7,388,274	1.23%	19.72%
2003	0.25%	561,722	12.829044	7,206,356	2.67%	36.02%

DWS Variable Series II – DWS Dreman High Return Equity VIP – Class B
2006	0.25%	15,180	11.257266	170,885	0.00%	12.57%	05/01/06

Federated Insurance Series – Federated Quality Bond Fund II – Primary Shares
2006	0.25%	1,173,262	14.444216	16,946,850	5.17%	3.89%
2005	0.25%	1,963,430	13.902748	27,297,073	3.55%	1.05%
2004	0.25%	1,438,890	13.758938	19,797,598	3.92%	3.36%
2003	0.25%	204,710	13.311504	2,724,998	3.30%	4.38%
2002	0.25%	55,859	12.752372	712,335	3.20%	9.03%

Fidelity® Variable Insurance Products Fund – Equity-Income Portfolio – Service Class
2006	0.25%	1,907,206	14.900594	28,418,502	3.15%	19.78%
2005	0.25%	1,459,748	12.439919	18,159,147	1.56%	5.49%
2004	0.25%	1,061,120	11.792032	12,512,761	1.39%	11.10%
2003	0.25%	374,570	10.613484	3,975,493	1.66%	29.89%
2002	0.25%	244,789	8.170844	2,000,133	1.50%	-17.20%

Fidelity® Variable Insurance Products Fund – Growth Portfolio – Service Class
2006	0.25%	2,159,692	8.767341	18,934,756	0.28%	6.47%
2005	0.25%	2,214,058	8.234853	18,232,442	0.41%	5.41%
2004	0.25%	1,835,224	7.812236	14,337,203	0.16%	3.01%
2003	0.25%	585,819	7.584268	4,443,008	0.18%	32.45%
2002	0.25%	78,608	5.726150	450,121	0.14%	-30.37%

Fidelity® Variable Insurance Products Fund – High Income Portfolio – Service Class
2006	0.25%	195,198	14.548271	2,839,793	7.58%	10.90%
2005	0.25%	195,986	13.118317	2,571,006	14.70%	2.27%
2004	0.25%	593,920	12.827432	7,618,468	8.03%	9.19%
2003	0.25%	93,070	11.747355	1,093,326	6.36%	26.65%
2002	0.25%	606	9.275222	5,621	9.18%	3.36%

Fidelity® Variable Insurance Products Fund – Overseas Portfolio – Service Class
2006	0.25%	1,070,198	14.121395	15,112,689	0.84%	17.65%
2005	0.25%	742,572	12.002567	8,912,770	0.56%	18.67%
2004	0.25%	460,116	10.113816	4,653,529	0.98%	13.20%
2003	0.25%	301,169	8.934131	2,690,683	0.63%	42.85%
2002	0.25%	1,213	6.254343	7,587	0.64%	-20.54%

Fidelity® Variable Insurance Products Fund II – Contrafund® Portfolio – Service Class
2006	0.25%	2,614,782	15.598891	40,787,699	1.12%	11.31%
2005	0.25%	1,766,496	14.013727	24,755,193	0.19%	16.56%
2004	0.25%	970,084	12.023156	11,663,471	0.24%	15.05%
2003	0.25%	964,994	10.450250	10,084,429	0.30%	28.03%
2002	0.25%	7,198	8.162207	58,752	0.69%	-9.65%

Fidelity® Variable Insurance Products Fund II – Investment Grade Bond Portfolio – Service Class
2006	0.25%	49,006	11.245144	551,080	3.34%	4.04%
2005	0.25%	33,064	10.808463	357,371	2.69%	1.83%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT– 4 ( NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Fidelity® Variable Insurance Products Fund III – Growth Opportunities Portfolio – Service Class
2006	0.25%	127,338	$10.554406	$1,343,977	0.69%	5.04%
2005	0.25%	326,516	10.048055	3,280,851	0.84%	8.59%
2004	0.25%	451,498	9.253175	4,177,790	0.48%	6.79%
2003	0.25%	197,613	8.664666	1,712,251	0.59%	29.34%
2002	0.25%	794	6.699267	5,319	0.93%	-22.11%

Fidelity® Variable Insurance Products Fund III – Mid Cap Portfolio – Service Class
2006	0.25%	172,826	23.176101	4,005,433	0.23%	12.31%
2005	0.25%	159,618	20.635857	3,293,854	0.00%	17.91%

Fidelity® Variable Insurance Products Fund III – Value Strategies Portfolio – Service Class
2006	0.25%	2,506	15.908520	39,867	0.49%	15.91%
2005	0.25%	884	13.725157	12,133	0.00%	2.30%
2004	0.25%	29,960	13.416717	401,965	0.00%	13.70%
2003	0.25%	15,729	11.799819	185,599	0.00%	57.40%

Franklin Templeton Variable Insurance Products Trust – Franklin Small Cap Value Securities Fund – Class 2
2006	0.25%	208,584	13.246445	2,762,996	0.76%	16.69%
2005	0.25%	11,480	11.351855	130,319	0.00%	13.52%	05/02/05

Franklin Templeton Variable Insurance Products Trust – Templeton Foreign Securities Fund – Class 2
2006	0.25%	359,658	19.676237	7,076,716	1.24%	21.14%
2005	0.25%	241,412	16.242222	3,921,067	1.12%	9.89%
2004	0.25%	173,760	14.779865	2,568,149	1.11%	18.23%
2003	0.25%	9,405	12.500683	117,569	1.96%	31.88%

Gartmore GVIT – Emerging Markets Fund – Class I
2006	0.25%	300,448	24.947405	7,495,398	0.71%	36.38%
2005	0.25%	198,760	18.292860	3,635,889	0.60%	32.31%
2004	0.25%	68,036	13.826171	940,677	1.04%	20.44%
2003	0.25%	14,303	11.479519	164,192	0.61%	64.85%

Gartmore GVIT – Federated GGVIT High Income Bond Fund – Class I
2006	0.25%	370,802	16.636894	6,168,994	7.41%	10.33%
2005	0.25%	204,814	15.079557	3,088,504	6.92%	2.13%
2004	0.25%	157,482	14.765731	2,325,337	7.58%	9.82%
2003	0.25%	33,606	13.445225	451,840	7.99%	21.97%
2002	0.25%	47,160	11.023733	519,879	10.09%	2.97%

Gartmore GVIT – Global Financial Services Fund – Class I
2006	0.25%	30,252	19.600661	592,959	1.89%	20.02%
2005	0.25%	24,048	16.330978	392,727	2.00%	10.87%
2004	0.25%	8,572	14.729262	126,259	1.37%	20.69%
2003	0.25%	958	12.207124	11,694	1.08%	41.10%

Gartmore GVIT – Global Health Sciences Fund – Class I
2006	0.25%	29,942	13.536569	405,312	0.00%	2.45%
2005	0.25%	27,596	13.212593	364,615	0.00%	8.17%
2004	0.25%	24,814	12.214711	303,096	0.00%	7.59%
2003	0.25%	9,013	11.352997	102,325	0.00%	36.35%

Gartmore GVIT – Global Technology and Communications Fund – Class I
2006	0.25%	446,826	3.477132	1,553,673	0.00%	10.89%
2005	0.25%	262,362	3.135604	822,663	0.00%	-0.76%
2004	0.25%	674,980	3.159750	2,132,768	0.00%	4.05%
2003	0.25%	118,132	3.036698	358,731	0.00%	54.84%

Gartmore GVIT – Global Utilities Fund – Class I
2006	0.25%	20,796	20.252066	421,162	2.84%	37.22%
2005	0.25%	15,934	14.758947	235,169	2.09%	6.12%
2004	0.25%	17,668	13.907406	245,716	1.64%	29.64%
2003	0.25%	1,187	10.727488	12,734	1.02%	23.74%

Gartmore GVIT – Government Bond Fund – Class I
2006	0.25%	3,008,954	13.427221	40,401,890	3.95%	3.08%
2005	0.25%	3,496,292	13.025536	45,541,077	3.71%	3.01%
2004	0.25%	2,572,680	12.645377	32,532,509	5.38%	3.00%
2003	0.25%	1,556,780	12.276554	19,111,894	3.25%	1.75%
2002	0.25%	1,141,119	12.065916	13,768,646	4.66%	10.71%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT– 4 ( NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Gartmore GVIT – Growth Fund: Class I
2006	0.25%	45,366	$8.005797	$363,191	0.05%	5.90%
2005	0.25%	40,952	7.559516	309,577	0.08%	6.24%
2004	0.25%	73,454	7.115834	522,686	0.34%	7.89%
2003	0.25%	76,188	6.595662	502,510	0.02%	32.41%
2002	0.25%	49,665	4.981328	247,398	0.00%	-28.90%

Gartmore GVIT – International Growth Fund – Class I
2006	0.25%	55,980	13.222655	740,204	0.84%	32.63%
2005	0.25%	54,480	9.969281	543,126	1.10%	29.89%
2004	0.25%	28,960	7.675467	222,282	0.85%	13.91%
2003	0.25%	4,806	6.738255	32,384	0.00%	35.28%
2002	0.25%	65	4.980814	324	0.00%	-24.29%

Gartmore GVIT – Investor Destinations Aggressive Fund – Class II
2006	0.25%	77,654	15.608708	1,212,079	2.11%	16.58%
2005	0.25%	24,354	13.389188	326,080	2.02%	7.66%
2004	0.25%	14,712	12.436282	182,963	1.85%	13.74%
2003	0.25%	4,309	10.933839	47,114	1.57%	31.54%

Gartmore GVIT – Investor Destinations Conservative Fund – Class II
2006	0.25%	287,996	12.295233	3,540,978	3.23%	5.90%
2005	0.25%	4,440	11.610294	51,550	2.49%	3.05%
2004	0.25%	6,398	11.266714	72,084	2.49%	4.39%
2003	0.25%	929	10.792806	10,027	2.59%	7.64%

Gartmore GVIT – Investor Destinations Moderate Fund – Class II
2006	0.25%	161,088	13.926464	2,243,386	2.47%	11.08%
2005	0.25%	31,934	12.537840	400,383	2.39%	5.08%
2004	0.25%	18,974	11.931529	226,389	2.21%	9.26%
2003	0.25%	7,829	10.920096	85,493	2.05%	19.75%

Gartmore GVIT – Investor Destinations Moderately Aggressive Fund – Class II
2006	0.25%	84,106	14.939913	1,256,536	2.25%	14.26%
2005	0.25%	80,236	13.075926	1,049,160	2.19%	6.81%
2004	0.25%	90,230	12.242773	1,104,665	2.01%	11.81%
2003	0.25%	3,797	10.949354	41,575	1.61%	26.33%

Gartmore GVIT – Investor Destinations Moderately Conservative Fund – Class II
2006	0.25%	105,542	13.146115	1,387,467	2.84%	8.15%
2005	0.25%	151,626	12.155154	1,843,037	2.78%	4.23%
2004	0.25%	21,136	11.662359	246,496	2.38%	6.89%
2003	0.25%	2,613	10.910488	28,509	2.33%	13.41%

Gartmore GVIT – J.P. Morgan GVIT Balanced Fund: Class I
2006	0.25%	257,054	12.459031	3,202,644	2.25%	11.97%
2005	0.25%	234,374	11.127198	2,607,926	1.98%	2.29%
2004	0.25%	138,252	10.878396	1,503,960	1.94%	8.22%
2003	0.25%	86,171	10.052086	866,198	1.76%	18.12%
2002	0.25%	1,233	8.510165	10,493	2.28%	-12.53%

Gartmore GVIT – Mid Cap Growth Fund – Class I
2006	0.25%	154,712	9.560904	1,479,187	0.00%	9.63%
2005	0.25%	161,102	8.720733	1,404,928	0.00%	9.47%
2004	0.25%	989,792	7.966452	7,885,130	0.00%	15.05%
2003	0.25%	74,105	6.924341	513,128	0.00%	39.79%
2002	0.25%	5,143	4.953560	25,476	0.00%	-37.17%

Gartmore GVIT – Mid Cap Index Fund – Class I
2006	0.25%	993,900	16.967969	16,864,464	1.14%	9.62%
2005	0.25%	613,462	15.479497	9,496,083	1.04%	11.82%
2004	0.25%	317,498	13.843332	4,395,230	0.56%	15.44%
2003	0.25%	70,843	11.991494	849,513	0.50%	34.31%
2002	0.25%	1,993	8.927901	17,793	0.45%	-15.51%

Gartmore GVIT – Money Market Fund – Class I
2006	0.25%	906,990	11.301640	10,250,474	4.43%	4.27%
2005	0.25%	997,352	10.838856	10,810,155	2.61%	2.41%
2004	0.25%	877,048	10.583572	9,282,301	0.80%	0.56%
2003	0.25%	2,168,315	10.524702	22,820,869	0.63%	0.37%
2002	0.25%	1,395,229	10.485477	14,629,642	1.51%	0.96%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT– 4 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Gartmore GVIT – Money Market Fund – Class V
2006	0.25%	11,262,860	$10.831867	$121,997,802	4.63%	4.35%
2005	0.25%	5,577,142	10.380057	57,891,052	2.74%	2.49%
2004	0.25%	9,126,608	10.127388	92,428,700	0.91%	0.64%
2003	0.25%	1,814,317	10.063117	18,257,684	0.70%	0.45%
2002	0.25%	656	10.017601	6,572	0.28%	0.18%	10/21/02

Gartmore GVIT – Nationwide® Fund – Class I
2006	0.25%	236,736	12.338411	2,920,946	1.09%	13.34%
2005	0.25%	230,206	10.885739	2,505,962	1.00%	7.17%
2004	0.25%	200,466	10.157086	2,036,150	1.30%	9.48%
2003	0.25%	49,376	9.277816	458,101	0.59%	27.19%
2002	0.25%	588	7.294217	4,289	0.95%	-17.56%

Gartmore GVIT – Nationwide® Leaders Fund – Class I
2006	0.25%	2,392	15.929628	38,104	0.70%	15.76%
2005	0.25%	8,298	13.761286	114,191	1.29%	10.04%
2004	0.25%	13,762	12.506076	172,109	0.48%	18.50%
2003	0.25%	1,148	10.553942	12,116	0.15%	25.07%

Gartmore GVIT – Small Cap Growth Fund – Class I
2006	0.25%	174,802	17.036832	2,978,072	0.00%	2.95%
2005	0.25%	186,986	16.548582	3,094,353	0.00%	7.82%
2004	0.25%	283,520	15.348222	4,351,528	0.00%	13.13%
2003	0.25%	59,176	13.566592	802,817	0.00%	33.93%
2002	0.25%	209	10.129586	2,117	0.00%	-33.45%

Gartmore GVIT – Small Cap Value Fund – Class I
2006	0.25%	667,586	22.010798	14,694,101	0.43%	17.00%
2005	0.25%	848,398	18.812416	15,960,416	0.07%	2.82%
2004	0.25%	557,634	18.297168	10,203,123	0.00%	17.01%
2003	0.25%	258,610	15.637860	4,044,107	0.00%	56.46%
2002	0.25%	89,722	9.994656	896,741	0.01%	-27.34%

Gartmore GVIT – Small Company Fund – Class I
2006	0.25%	1,848,548	17.508253	32,364,846	0.10%	11.76%
2005	0.25%	1,912,752	15.666008	29,965,188	0.00%	12.04%
2004	0.25%	766,554	13.982897	10,718,646	0.00%	18.72%
2003	0.25%	492,798	11.777552	5,803,954	0.00%	40.66%
2002	0.25%	98,835	8.373012	827,547	0.00%	-17.54%

Gartmore GVIT – Turner GVIT Growth Focus Fund – Class I
2003	0.25%	23,948	3.309832	79,264	0.00%	50.59%

Gartmore GVIT – U.S. Growth Leaders Fund – Class I
2006	0.25%	93,502	15.523663	1,451,494	0.27%	-0.54%
2005	0.25%	80,480	15.607398	1,256,083	0.00%	11.68%
2004	0.25%	50,246	13.974657	702,171	0.00%	12.13%
2003	0.25%	33,465	12.463103	417,078	0.00%	51.76%

Gartmore GVIT – Van Kampen GGVIT Comstock Value Fund: Class I
2006	0.25%	36,988	12.373114	457,657	1.73%	15.62%
2005	0.25%	42,010	10.701838	449,584	1.61%	3.99%
2004	0.25%	36,102	10.291496	371,544	1.39%	17.21%
2003	0.25%	3,887	8.780739	34,131	1.34%	31.11%

Gartmore GVIT – Van Kampen GVIT Multi-Sector Bond Fund – Class I
2006	0.25%	450,402	14.556279	6,556,177	4.07%	4.58%
2005	0.25%	483,160	13.919206	6,725,204	3.99%	1.93%
2004	0.25%	63,742	13.656231	870,475	4.55%	6.27%
2003	0.25%	515,327	12.850783	6,622,355	5.42%	11.84%
2002	0.25%	42,803	11.490701	491,836	4.49%	6.94%

Gartmore GVIT – Worldwide Leaders Fund – Class I
2006	0.25%	13,250	14.557271	192,884	0.85%	25.57%
2005	0.25%	12,984	11.593174	150,526	1.11%	19.04%
2004	0.25%	34,068	9.738860	331,783	0.00%	15.38%
2003	0.25%	34,022	8.440937	287,178	0.00%	35.72%
2002	0.25%	85	6.219415	529	2.00%	-25.58%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT– 4 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Goldman Sachs Variable Insurance Trust – Goldman Sachs VIT Mid Cap Value Fund
2006	0.25%	1,231,810	$20.724643	$25,528,822	0.98%	15.87%
2005	0.25%	792,502	17.885426	14,174,236	0.60%	12.54%
2004	0.25%	315,450	15.891856	5,013,086	0.74%	25.57%
2003	0.25%	259,089	12.655709	3,278,955	1.72%	28.07%

Janus Aspen Series – Balanced Portfolio – Service Shares
2006	0.25%	83,320	14.550491	1,212,347	1.99%	10.14%
2005	0.25%	53,532	13.210934	707,208	2.04%	7.39%
2004	0.25%	53,754	12.301545	661,257	2.45%	8.02%
2003	0.25%	14,950	11.387925	170,249	2.34%	13.44%

Janus Aspen Series – Forty Portfolio – Service Shares
2006	0.25%	1,255,440	9.267372	11,634,630	0.14%	8.84%
2005	0.25%	1,090,640	8.514303	9,286,039	0.01%	12.28%
2004	0.25%	956,584	7.583386	7,254,146	0.02%	17.67%
2003	0.25%	677,613	6.444456	4,366,847	0.25%	19.93%
2002	0.25%	318	5.373376	1,709	0.32%	-16.14%

Janus Aspen Series – Global Technology Portfolio – Service Shares
2006	0.25%	770,748	4.244167	3,271,183	0.00%	7.56%
2005	0.25%	229,560	3.945872	905,814	0.00%	11.27%
2004	0.25%	204,340	3.546168	724,624	0.00%	0.32%
2003	0.25%	97,833	3.535026	345,842	0.00%	46.11%
2002	0.25%	708	2.419456	1,713	0.00%	-41.08%

Janus Aspen Series – International Growth Portfolio – Service Shares
2006	0.25%	1,109,576	14.279422	15,844,104	1.89%	46.26%
2005	0.25%	882,786	9.762789	8,618,453	1.05%	31.61%
2004	0.25%	680,002	7.417926	5,044,205	0.85%	18.39%
2003	0.25%	92,562	6.265664	579,962	1.02%	34.20%
2002	0.25%	905	4.668998	4,225	0.70%	-25.94%

JPMorgan Insurance Trust – JPMorgan Insurance Trust Diversified Mid Cap Growth Portfolio 1
2006	0.25%	62,906	17.674125	1,111,809	0.00%	11.11%
2005	0.25%	75,420	15.906622	1,199,677	0.00%	10.82%
2004	0.25%	82,778	14.354104	1,188,204	0.00%	12.34%
2003	0.25%	6,068	12.777560	77,534	0.00%	26.83%

JPMorgan Insurance Trust – JPMorgan Insurance Trust Diversified Mid Cap Value Portfolio 1
2006	0.25%	730	19.287150	14,080	1.18%	16.43%
2005	0.25%	10,644	16.565444	176,323	0.60%	9.48%
2004	0.25%	22,074	15.130897	333,999	0.58%	15.11%
2003	0.25%	1,068	13.144807	14,039	0.57%	32.42%

Lord Abbett Series Mid Cap Value Fund – Class VC
2006	0.25%	45,876	12.617407	578,836	0.89%	11.95%
2005	0.25%	19,122	11.270434	215,513	0.52%	12.70%	05/02/05

Nationwide® GVIT Strategic Value Fund – Class I
2003	0.25%	22,022	10.567653	232,721	0.04%	38.46%
2002	0.25%	42	7.632212	321	0.03%	-25.55%

Neuberger Berman Advisers Management Trust – Fasciano Portfolio – Class S
2006	0.25%	18,450	15.096902	278,538	0.00%	4.99%
2005	0.25%	15,290	14.379334	219,860	0.00%	2.64%
2004	0.25%	22,204	14.009370	311,064	0.00%	11.60%
2003	0.25%	3,926	12.553503	49,285	0.00%	24.75%

Neuberger Berman Advisers Management Trust – Guardian Portfolio – I Class Shares
2006	0.25%	194,222	13.804932	2,681,222	0.70%	13.09%
2005	0.25%	75,766	12.206553	924,842	0.15%	8.12%
2004	0.25%	91,408	11.289714	1,031,970	0.12%	15.53%
2003	0.25%	52,239	9.772505	510,506	0.89%	31.43%
2002	0.25%	535	7.435383	3,978	0.75%	-26.63%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT– 4 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Neuberger Berman Advisers Management Trust – Mid Cap Growth Portfolio – I Class Shares
2006	0.25%	391,016	$10.883119	$4,255,474	0.00%	14.41%
2005	0.25%	365,056	9.512489	3,472,591	0.00%	13.46%
2004	0.25%	678,994	8.384158	5,692,793	0.00%	16.02%
2003	0.25%	284,185	7.226636	2,053,702	0.00%	27.75%
2002	0.25%	217,507	5.656826	1,230,399	0.00%	-29.52%

Neuberger Berman Advisers Management Trust – Partners Portfolio® – Class I
2006	0.25%	70,676	16.371496	1,157,072	0.68%	11.96%
2005	0.25%	84,180	14.622460	1,230,919	0.98%	17.75%
2004	0.25%	191,928	12.418080	2,383,377	0.01%	18.68%
2003	0.25%	44,110	10.463664	461,552	0.00%	34.75%
2002	0.25%	53,464	7.765195	415,158	0.54%	-24.33%

Neuberger Berman Advisers Management Trust – Regency Portfolio – Class I
2006	0.25%	6,524	10.257708	66,921	0.44%	2.58%	05/01/06

Oppenheimer Variable Account Funds – Oppenheimer Capital Appreciation Fund/VA – Non-Service Shares
2006	0.25%	3,188,414	10.330569	32,938,131	0.38%	7.68%
2005	0.25%	3,734,142	9.593805	35,824,630	0.91%	4.84%
2004	0.25%	1,591,142	9.151191	14,560,844	0.31%	6.67%
2003	0.25%	503,219	8.579039	4,317,135	0.38%	30.62%
2002	0.25%	345,299	6.568116	2,267,964	0.57%	-27.04%

Oppenheimer Variable Account Funds – Oppenheimer Global Securities Fund/VA – Non-Service Shares
2006	0.25%	1,608,848	14.823774	23,849,199	1.07%	17.40%
2005	0.25%	1,169,740	12.626867	14,770,151	1.00%	14.02%
2004	0.25%	436,776	11.073978	4,836,848	1.15%	18.87%
2003	0.25%	162,279	9.316393	1,511,855	0.73%	42.66%
2002	0.25%	228,358	6.530337	1,491,255	0.55%	-22.33%

Oppenheimer Variable Account Funds – Oppenheimer Main Street Fund®/VA – Non-Service Shares
2006	0.25%	370,160	12.411511	4,594,245	1.10%	14.74%
2005	0.25%	381,782	10.817217	4,129,819	1.37%	5.71%
2004	0.25%	192,090	10.232719	1,965,603	0.83%	9.19%
2003	0.25%	264,755	9.371848	2,481,244	0.90%	26.40%
2002	0.25%	1,058	7.414306	7,844	0.75%	-19.00%

Oppenheimer Variable Account Funds – Oppenheimer Mid Cap Fund/VA – Non-Service Shares
2006	0.25%	1,386,376	8.730923	12,104,342	0.00%	2.70%
2005	0.25%	1,772,498	8.501413	15,068,738	0.00%	12.05%
2004	0.25%	1,726,784	7.587355	13,101,723	0.00%	19.48%
2003	0.25%	809,116	6.350438	5,138,241	0.00%	25.28%
2002	0.25%	11,391	5.069121	57,742	0.63%	-27.97%

PIMCO Variable Insurance Trust – PIMCO VIT All Asset Portfolio – Administrative Shares
2006	0.25%	121,412	12.399544	1,505,453	4.03%	4.40%
2005	0.25%	287,514	11.877133	3,414,842	4.94%	5.96%
2004	0.25%	10,938	11.208609	122,600	6.86%	12.09%	05/03/04

PIMCO Variable Insurance Trust – PIMCO VIT Low Duration Portfolio – Administrative Shares
2006	0.25%	875,682	11.038824	9,666,499	4.19%	3.70%
2005	0.25%	747,294	10.644694	7,954,716	2.71%	0.75%
2004	0.25%	554,690	10.565271	5,860,450	1.29%	1.58%
2003	0.25%	1,496,037	10.400435	15,559,436	1.22%	2.09%

PIMCO Variable Insurance Trust – PIMCO VIT Real Return Portfolio – Administrative Shares
2006	0.25%	1,287,852	12.506613	16,106,667	4.26%	0.49%
2005	0.25%	1,206,896	12.445521	15,020,450	2.85%	1.82%
2004	0.25%	309,916	12.223233	3,788,175	1.03%	8.62%
2003	0.25%	73,396	11.253423	825,956	2.35%	8.58%

PIMCO Variable Insurance Trust – PIMCO VIT Total Return Portfolio – Administrative Shares
2006	0.25%	3,326,500	11.986960	39,874,622	4.42%	3.59%
2005	0.25%	2,083,246	11.571785	24,106,875	3.47%	2.17%
2004	0.25%	1,511,060	11.325918	17,114,142	1.92%	4.62%
2003	0.25%	1,182,357	10.825824	12,799,989	2.71%	4.78%
2002	0.25%	165	10.331952	1,705	0.98%	3.32%	08/30/02

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT– 4 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Pioneer Variable Contracts Trust – Pioneer High Yield VCT Portfolio – Class I
2006	0.25%	82,444	$16.283186	$1,342,451	5.53%	8.23%
2005	0.25%	36,528	15.044787	549,556	5.49%	1.69%
2004	0.25%	53,634	14.794578	793,492	5.59%	7.79%
2003	0.25%	379,007	13.725038	5,201,885	5.84%	32.45%
2002	0.25%	162	10.362072	1,679	1.76%	3.62%	09/30/02

Royce Capital Fund – Micro Cap
2006	0.25%	779,248	22.967474	17,897,358	0.17%	20.77%
2005	0.25%	690,136	19.017724	13,124,816	0.60%	11.33%
2004	0.25%	271,392	17.082044	4,635,930	0.00%	13.56%
2003	0.25%	85,061	15.042113	1,279,497	0.00%	48.79%

T. Rowe Price Equity Income Portfolio – II
2006	0.25%	1,540,034	17.688346	27,240,654	1.35%	18.35%
2005	0.25%	892,058	14.945544	13,332,292	1.39%	3.44%
2004	0.25%	366,698	14.448971	5,298,409	1.46%	14.33%
2003	0.25%	167,637	12.637920	2,118,583	1.80%	24.86%

T. Rowe Price Mid Cap Growth Fund – II
2006	0.25%	560,134	20.137940	11,279,945	0.00%	6.12%
2005	0.25%	356,418	18.977178	6,763,808	0.00%	14.15%
2004	0.25%	179,746	16.624542	2,988,195	0.00%	17.76%
2003	0.25%	279,141	14.117448	3,940,759	0.00%	37.75%

T. Rowe Price New America Growth Portfolio
2006	0.25%	86,392	12.056017	1,041,543	0.04%	7.06%
2005	0.25%	2,404	11.260565	27,070	0.00%	4.21%
2004	0.25%	560	10.805340	6,051	0.00%	8.05%	05/03/04

Van Eck Worldwide Insurance Trust – Worldwide Emerging Markets Fund – Initial Class
2006	0.25%	66,446	32.731758	2,174,894	0.56%	39.14%
2005	0.25%	41,596	23.523647	978,490	0.71%	31.67%
2004	0.25%	212,994	17.865954	3,805,341	0.53%	25.58%
2003	0.25%	38,302	14.227140	544,928	0.11%	53.80%
2002	0.25%	399	9.250254	3,691	0.21%	-3.14%

Van Eck Worldwide Insurance Trust – Worldwide Hard Assets Fund – Initial Class
2006	0.25%	153,486	32.590053	5,002,117	0.06%	24.18%
2005	0.25%	129,856	26.243783	3,407,913	0.31%	51.29%
2004	0.25%	31,156	17.346378	540,444	0.31%	23.92%
2003	0.25%	12,374	14.026509	173,564	0.41%	44.72%
2002	0.25%	497	9.692423	4,817	0.75%	-3.08%

Van Kampen – The Universal Institutional Funds, Inc. – Emerging Markets Debt Portfolio – Class I
2006	0.25%	49,984	21.418803	1,070,597	10.28%	10.53%
2005	0.25%	48,476	19.378063	939,371	7.14%	11.97%
2004	0.25%	37,344	17.306300	646,286	7.52%	9.79%
2003	0.25%	68,138	15.763497	1,074,093	0.00%	27.55%
2002	0.25%	83	12.359143	1,026	8.74%	8.95%

Van Kampen – The Universal Institutional Funds, Inc. – Mid Cap Growth Portfolio – Class I
2006	0.25%	265,862	9.209696	2,448,508	0.00%	9.00%
2005	0.25%	144,664	8.449046	1,222,273	0.00%	17.28%
2004	0.25%	137,920	7.204463	993,640	0.00%	21.29%
2003	0.25%	74,914	5.939719	444,968	0.00%	41.41%
2002	0.25%	354	4.200344	1,487	0.00%	-31.33%

Van Kampen – The Universal Institutional Funds, Inc. – U.S. Real Estate Portfolio – Class I
2006	0.25%	709,670	34.480507	24,469,781	1.07%	37.70%
2005	0.25%	546,448	25.040093	13,683,109	1.19%	16.76%
2004	0.25%	352,704	21.445777	7,564,011	1.61%	36.05%
2003	0.25%	151,526	15.762653	2,388,452	0.00%	37.17%
2002	0.25%	770	11.491482	8,848	4.01%	-1.03%

W&R Target Funds, Inc. – Real Estate Securities Portfolio
2006	0.25%	594	14.907103	8,855	1.58%	29.76%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT– 4 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Wells Fargo Advantage Variable Trust FundsSM – Wells Fargo Advantage VT Opportunity FundSM
2006	0.25%	454,354	$13.423088	$6,098,834	0.00%	11.94%
2005	0.25%	470,806	11.991404	5,645,625	0.00%	7.62%
2004	0.25%	469,872	11.142802	5,235,691	0.00%	17.93%
2003	0.25%	169,629	9.449055	1,602,834	0.08%	36.66%
2002	0.25%	182,111	6.914071	1,259,128	0.50%	-27.00%

The BEST of AMERICA® America’s FUTURE Life SeriesSM Reduced Fee Tier (0.40%)

AIM Variable Insurance Funds – AIM V.I. Basic Value Fund – Series I
2006	0.40%	30,412	17.202471	523,162	0.42%	12.75%
2005	0.40%	44,502	15.256716	678,954	0.09%	5.32%
2004	0.40%	73,606	14.486704	1,066,308	0.00%	10.63%
2003	0.40%	82,900	13.095200	1,085,592	0.06%	33.09%
2002	0.40%	39,881	9.839124	392,394	0.00%	-1.61%	09/03/02

AIM Variable Insurance Funds – AIM V.I. Capital Appreciation Fund – Series I
2003	0.40%	13,547	13.224712	179,155	0.00%	34.82%
2002	0.40%	24	9.809368	235	0.00%	-1.91%	09/03/02

AIM Variable Insurance Funds – AIM V.I. Capital Development Fund – Series I Shares
2006	0.40%	137,464	19.275099	2,649,632	0.00%	16.06%
2005	0.40%	247,510	16.608430	4,110,753	0.00%	9.17%
2004	0.40%	59,864	15.213529	910,743	0.00%	15.04%

AIM Variable Insurance Funds – AIM V.I. International Growth Fund – Series I
2006	0.40%	461,146	17.863705	8,237,776	0.97%	27.72%
2005	0.40%	457,728	13.986284	6,401,914	1.14%	17.46%
2004	0.40%	152,296	11.907437	1,813,455	1.36%	19.07%	05/03/04

AllianceBernstein Variable Products Series Fund, Inc. – Growth and Income Portfolio – Class A
2006	0.40%	395,572	17.896979	7,079,544	1.37%	16.82%
2005	0.40%	386,306	15.320186	5,918,280	1.48%	4.45%
2004	0.40%	309,918	14.667608	4,545,756	0.92%	11.02%
2003	0.40%	246,983	13.212012	3,263,142	0.51%	31.97%
2002	0.40%	5,432	10.011053	54,380	0.00%	0.11%	09/03/02

AllianceBernstein Variable Products Series Fund, Inc. – International Value Portfolio – Class A
2006	0.40%	453,968	11.311574	5,135,093	0.57%	13.12%	05/01/06

American Century Variable Portfolios, Inc. – Income & Growth Fund – Class I
2006	0.40%	280	14.724248	4,123	1.85%	16.62%
2005	0.40%	1,326	12.625722	16,742	1.94%	4.21%
2004	0.40%	177,026	12.115153	2,144,697	1.37%	12.54%
2003	0.40%	350,297	10.765053	3,770,966	1.28%	28.84%
2002	0.40%	2,529,796	8.355578	21,137,908	1.00%	-19.69%

American Century Variable Portfolios, Inc. – International Fund – Class I
2006	0.40%	146,198	14.750278	2,156,461	1.58%	24.53%
2005	0.40%	243,536	11.844974	2,884,678	1.25%	12.80%
2004	0.40%	1,074,540	10.500552	11,283,263	0.56%	14.47%
2003	0.40%	2,984,336	9.173579	27,377,042	0.73%	24.01%
2002	0.40%	2,893,353	7.397247	21,402,847	0.78%	-20.69%

American Century Variable Portfolios, Inc. – Ultra® Fund – Class I
2006	0.40%	15,632	10.777532	168,474	0.00%	-3.66%
2005	0.40%	28,284	11.187064	316,415	0.00%	1.76%
2004	0.40%	102,910	10.993709	1,131,363	0.00%	10.23%
2003	0.40%	79,186	9.973091	789,729	0.00%	24.40%
2002	0.40%	4,655	8.016962	37,319	0.66%	-19.83%	05/01/02

American Century Variable Portfolios, Inc. – Value Fund – Class I
2006	0.40%	250,854	19.265641	4,832,863	1.41%	18.18%
2005	0.40%	371,836	16.301854	6,061,616	0.83%	4.62%
2004	0.40%	572,678	15.582659	8,923,846	0.97%	13.88%
2003	0.40%	835,035	13.683795	11,426,448	1.04%	28.44%
2002	0.40%	872,044	10.653510	9,290,329	0.75%	-12.97%

American Century Variable Portfolios, Inc. – VistaSM Fund – Class I
2006	0.40%	9,374	12.413582	116,365	0.00%	8.57%
2005	0.40%	596	11.433293	6,814	0.00%	14.33%	05/02/05

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT– 4 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Baron Capital Funds Trust – Baron Capital Asset Fund – Insurance Shares
2006	0.40%	206,184	$18.608964	$3,836,871	0.00%	15.06%
2005	0.40%	191,636	16.172933	3,099,316	0.00%	2.95%
2004	0.40%	171,058	15.709055	2,687,160	0.00%	25.14%
2003	0.40%	107,132	12.553439	1,344,875	0.00%	29.49%
2002	0.40%	7,134	9.694252	69,159	0.00%	-3.06%	09/03/02

BlackRock International Index Portfolio – Class II
2006	0.40%	17,946	14.547195	261,064	5.83%	25.18%
2005	0.40%	220	11.621096	2,557	1.76%	16.21%	05/02/05

BlackRock Large Cap Core V.I. Fund – Class II
2006	0.40%	17,728	13.203975	234,080	0.79%	14.16%
2005	0.40%	73,626	11.566434	851,590	0.74%	15.66%	05/02/05

Calvert Variable Series, Inc. – Social Equity Portfolio
2006	0.40%	512	15.240875	7,803	0.00%	9.62%
2005	0.40%	428	13.903575	5,951	0.06%	4.13%
2004	0.40%	6,064	13.352495	80,970	0.08%	6.73%
2003	0.40%	1,076	12.510533	13,461	0.01%	21.69%

Credit Suisse Trust – Global Small Cap Portfolio
2002	0.40%	27,170	5.555805	150,951	0.00%	-34.42%

Credit Suisse Trust – International Focus Portfolio
2002	0.40%	32,357	6.196425	200,498	0.00%	-20.22%

Credit Suisse Trust – Large Cap Value Portfolio
2003	0.40%	17,547	10.955988	192,245	0.76%	24.66%
2002	0.40%	45,124	8.788383	396,567	0.76%	-23.40%

Dreyfus Investment Portfolios – Mid Cap Stock Index Portfolio – Initial Shares
2006	0.40%	6,714	17.398454	116,813	0.37%	7.32%
2005	0.40%	9,248	16.211755	149,926	0.02%	8.74%
2004	0.40%	25,166	14.909204	375,205	0.43%	14.02%
2003	0.40%	58,097	13.076217	759,689	1.02%	31.20%
2002	0.40%	2,842	9.966854	28,326	0.60%	-0.33%	09/03/02

Dreyfus Investment Portfolios – Small Cap Stock Index Portfolio – Service Shares
2006	0.40%	418,714	15.520951	6,498,839	0.38%	13.96%
2005	0.40%	434,388	13.620186	5,916,445	0.00%	6.81%
2004	0.40%	164,998	12.752292	2,104,103	0.57%	21.40%
2003	0.40%	61,690	10.504526	648,024	0.27%	37.23%
2002	0.40%	5,221	7.654697	39,965	0.29%	-23.45%	05/01/02

Dreyfus Socially Responsible Growth Fund, Inc. – Initial Shares, The
2006	0.40%	90	10.406467	937	0.11%	8.77%
2005	0.40%	734	9.567773	7,023	0.00%	3.20%
2004	0.40%	21,434	9.270823	198,711	0.40%	5.79%
2003	0.40%	114,903	8.763701	1,006,976	0.11%	25.50%
2002	0.40%	368,609	6.983004	2,573,998	0.22%	-29.23%

Dreyfus Stock Index Fund, Inc. – Initial Shares
2006	0.40%	4,780,522	13.685152	65,422,170	1.64%	15.04%
2005	0.40%	3,928,314	11.896207	46,732,037	1.63%	4.27%
2004	0.40%	6,072,526	11.408542	69,278,668	1.82%	10.20%
2003	0.40%	9,284,780	10.352696	96,122,505	1.54%	27.85%
2002	0.40%	14,027,919	8.097446	113,590,317	1.45%	-22.67%

Dreyfus Variable Investment Fund – Appreciation Portfolio – Initial Shares
2006	0.40%	265,322	13.820624	3,666,916	1.53%	16.01%
2005	0.40%	471,228	11.912967	5,613,724	0.02%	3.96%
2004	0.40%	504,718	11.458946	5,783,536	1.67%	4.63%
2003	0.40%	830,526	10.952239	9,096,119	1.18%	20.69%
2002	0.40%	1,866,807	9.074997	16,941,268	1.22%	-17.05%

Dreyfus Variable Investment Fund – International Value Portfolio – Initial Shares
2006	0.40%	293,760	20.828757	6,118,656	1.25%	22.11%
2005	0.40%	369,294	17.057481	6,299,225	0.00%	11.44%
2004	0.40%	507,212	15.305834	7,763,303	1.23%	19.54%
2003	0.40%	146,661	12.803571	1,877,785	2.67%	35.81%
2002	0.40%	7,620	9.427437	71,837	0.37%	-5.73%	09/03/02

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT– 4 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Federated Insurance Series – Federated Quality Bond Fund II – Primary Shares
2006	0.40%	68,922	$14.279265	$984,156	5.17%	3.74%
2005	0.40%	592,368	13.764550	8,153,679	3.55%	0.89%
2004	0.40%	1,333,708	13.642560	18,195,191	3.92%	3.21%
2003	0.40%	2,418,929	13.218733	31,975,177	3.30%	4.23%
2002	0.40%	2,571,167	12.682507	32,608,843	3.20%	8.87%

Fidelity® Variable Insurance Products Fund – Equity-Income Portfolio – Service Class
2006	0.40%	520,282	16.022504	8,336,220	3.15%	19.60%
2005	0.40%	722,038	13.396579	9,672,839	1.56%	5.34%
2004	0.40%	1,784,684	12.717880	22,697,397	1.39%	10.94%
2003	0.40%	2,509,045	11.463982	28,763,647	1.66%	29.70%
2002	0.40%	2,559,502	8.838834	22,623,013	1.50%	-17.33%

Fidelity® Variable Insurance Products Fund – Growth Portfolio – Service Class
2006	0.40%	245,682	12.653389	3,108,710	0.28%	6.31%
2005	0.40%	510,730	11.902677	6,079,054	0.41%	5.25%
2004	0.40%	1,600,358	11.308717	18,097,996	0.16%	2.85%
2003	0.40%	2,979,457	10.995198	32,759,720	0.18%	32.25%
2002	0.40%	3,005,019	8.313850	24,983,277	0.14%	-30.48%

Fidelity® Variable Insurance Products Fund – High Income Portfolio – Service Class
2006	0.40%	244	10.547905	2,574	7.58%	10.73%
2005	0.40%	2,824	9.525383	26,900	14.70%	2.11%
2004	0.40%	217,058	9.328110	2,024,741	8.03%	9.03%
2003	0.40%	504,057	8.555502	4,312,461	6.36%	26.46%
2002	0.40%	774,551	6.765203	5,239,995	9.18%	3.20%

Fidelity® Variable Insurance Products Fund – Overseas Portfolio – Service Class
2006	0.40%	581,496	15.169405	8,820,948	0.84%	17.48%
2005	0.40%	700,420	12.912620	9,044,257	0.56%	18.50%
2004	0.40%	912,684	10.896942	9,945,465	0.98%	13.03%
2003	0.40%	746,827	9.640353	7,199,676	0.63%	42.63%
2002	0.40%	1,627,578	6.758846	11,000,549	0.64%	-20.66%

Fidelity® Variable Insurance Products Fund II – Contrafund® Portfolio – Service Class
2006	0.40%	967,474	19.486792	18,852,965	1.12%	11.15%
2005	0.40%	1,090,144	17.532748	19,113,220	0.19%	16.38%
2004	0.40%	1,506,264	15.064815	22,691,589	0.24%	14.88%
2003	0.40%	1,901,875	13.113640	24,940,504	0.30%	27.84%
2002	0.40%	1,492,216	10.257824	15,306,889	0.69%	-9.79%

Fidelity® Variable Insurance Products Fund II – Investment Grade Bond Portfolio – Service Class
2006	0.40%	880	11.183530	9,842	3.34%	3.88%
2005	0.40%	372	10.765329	4,005	2.69%	1.67%

Fidelity® Variable Insurance Products Fund III – Growth Opportunities Portfolio – Service Class
2005	0.40%	608	9.527944	5,793	0.84%	8.43%
2004	0.40%	20,800	8.787333	182,777	0.48%	6.63%
2003	0.40%	259,028	8.240791	2,134,596	0.59%	29.14%
2002	0.40%	402,649	6.381088	2,569,339	0.93%	-22.23%

Fidelity® Variable Insurance Products Fund III – Mid Cap Portfolio – Service Class
2006	0.40%	35,172	23.049221	810,687	0.23%	12.14%
2005	0.40%	3,976	20.553596	81,721	0.00%	17.73%

Fidelity® Variable Insurance Products Fund III – Value Strategies Portfolio – Service Class
2006	0.40%	14	15.797724	221	0.49%	15.73%
2005	0.40%	2,310	13.649958	31,531	0.00%	2.15%
2004	0.40%	64,044	13.363171	855,831	0.00%	13.53%
2003	0.40%	59,064	11.770364	695,205	0.00%	57.16%
2002	0.40%	953	7.489405	7,137	0.00%	-25.11%	05/01/02

Franklin Templeton Variable Insurance Products Trust – Franklin Small Cap Value Securities Fund – Class 2
2006	0.40%	62,174	13.213518	821,537	0.76%	16.52%
2005	0.40%	199,332	11.340582	2,260,541	0.00%	13.41%	05/02/05

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT– 4 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Franklin Templeton Variable Insurance Products Trust – Templeton Foreign Securities Fund – Class 2
2006	0.40%	494,684	$19.549201	$9,670,677	1.24%	20.96%
2005	0.40%	485,970	16.161499	7,854,004	1.12%	9.73%
2004	0.40%	397,492	14.728417	5,854,428	1.11%	18.06%
2003	0.40%	300,494	12.475864	3,748,922	1.96%	31.68%
2002	0.40%	14,717	9.474024	139,429	0.00%	-5.26%	09/03/02

Gartmore GVIT – Emerging Markets Fund – Class I
2006	0.40%	316,790	24.714946	7,829,448	0.71%	36.17%
2005	0.40%	150,756	18.149525	2,736,150	0.60%	32.11%
2004	0.40%	182,748	13.738334	2,510,653	1.04%	20.26%
2003	0.40%	183,203	11.423706	2,092,857	0.61%	64.60%
2002	0.40%	10,388	6.940105	72,094	0.23%	-15.57%

Gartmore GVIT – Federated GGVIT High Income Bond Fund – Class I
2006	0.40%	230,582	15.107048	3,483,413	7.41%	10.16%
2005	0.40%	224,370	13.713412	3,076,878	6.92%	1.97%
2004	0.40%	329,516	13.448117	4,431,370	7.58%	9.66%
2003	0.40%	767,382	12.263819	9,411,034	7.99%	21.78%
2002	0.40%	555,227	10.070195	5,591,244	10.09%	2.81%

Gartmore GVIT – Global Financial Services Fund – Class I
2006	0.40%	5,096	19.464132	99,189	1.89%	19.84%
2005	0.40%	3,938	16.241486	63,959	2.00%	10.71%
2004	0.40%	59,974	14.670465	879,846	1.37%	20.51%
2003	0.40%	44,687	12.173639	544,003	1.08%	40.89%

Gartmore GVIT – Global Health Sciences Fund – Class I
2006	0.40%	18,258	13.442227	245,428	0.00%	2.30%
2005	0.40%	13,866	13.140144	182,201	0.00%	8.01%
2004	0.40%	57,244	12.165918	696,426	0.00%	7.43%
2003	0.40%	52,928	11.324625	599,390	0.00%	36.15%
2002	0.40%	292	8.317804	2,429	0.00%	-16.82%	05/01/02

Gartmore GVIT – Global Technology and Communications Fund – Class I
2006	0.40%	238,650	3.444715	822,081	0.00%	10.73%
2005	0.40%	232,710	3.111019	723,965	0.00%	-0.91%
2004	0.40%	481,400	3.139672	1,511,438	0.00%	3.90%
2003	0.40%	573,189	3.021924	1,732,134	0.00%	54.61%
2002	0.40%	46,574	1.954523	91,030	0.67%	-43.01%

Gartmore GVIT – Global Utilities Fund – Class I
2006	0.40%	2,542	20.110980	51,122	2.84%	37.01%
2005	0.40%	2,742	14.678049	40,247	2.09%	5.96%
2004	0.40%	15,120	13.851870	209,440	1.64%	29.45%
2003	0.40%	13,251	10.700667	141,795	1.02%	23.56%
2002	0.40%	2,326	8.660608	20,145	0.61%	-13.39%	05/01/02

Gartmore GVIT – Government Bond Fund – Class I
2006	0.40%	445,662	15.186518	6,768,054	3.95%	2.93%
2005	0.40%	800,072	14.754249	11,804,462	3.71%	2.85%
2004	0.40%	2,350,974	14.345081	33,724,912	5.38%	2.85%
2003	0.40%	5,633,215	13.947593	78,569,790	3.25%	1.59%
2002	0.40%	9,515,935	13.728864	130,642,977	4.66%	10.54%

Gartmore GVIT – Growth Fund: Class I
2006	0.40%	4	6.904680	28	0.05%	5.75%
2005	0.40%	3,778	6.529541	24,669	0.08%	6.08%
2004	0.40%	16,686	6.155504	102,711	0.34%	7.72%
2003	0.40%	76,097	5.714099	434,826	0.02%	32.21%
2002	0.40%	174,753	4.322008	755,284	0.00%	-29.01%

Gartmore GVIT – International Growth Fund – Class I
2006	0.40%	416	13.099372	5,449	0.84%	32.44%
2005	0.40%	4	9.891115	40	1.10%	29.69%
2004	0.40%	25,428	7.626680	193,931	0.85%	13.74%
2003	0.40%	52,743	6.705480	353,667	0.00%	35.08%
2002	0.40%	40,096	4.964024	199,038	0.00%	-24.41%
(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT– 4 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Gartmore GVIT – Investor Destinations Aggressive Fund – Class II
2006	0.40%	171,634	$15.493861	$2,659,273	2.11%	16.40%
2005	0.40%	104,554	13.310555	1,391,672	2.02%	7.50%
2004	0.40%	63,674	12.381734	788,395	1.85%	13.57%
2003	0.40%	19,629	10.902206	213,999	1.57%	31.34%
2002	0.40%	4,346	8.300685	36,075	0.86%	-16.99%	01/25/02

Gartmore GVIT – Investor Destinations Conservative Fund – Class II
2006	0.40%	92,396	12.204705	1,127,666	3.23%	5.74%
2005	0.40%	49,050	11.542054	566,138	2.49%	2.90%
2004	0.40%	95,536	11.217265	1,071,653	2.49%	4.23%
2003	0.40%	12,703	10.761565	136,704	2.59%	7.48%
2002	0.40%	6,694	10.013037	67,027	2.18%	0.13%	01/25/02

Gartmore GVIT – Investor Destinations Moderate Fund – Class II
2006	0.40%	490,632	13.823999	6,782,496	2.47%	10.91%
2005	0.40%	390,100	12.464210	4,862,288	2.39%	4.92%
2004	0.40%	264,480	11.879208	3,141,813	2.21%	9.10%
2003	0.40%	37,624	10.888513	409,669	2.05%	19.57%
2002	0.40%	9,222	9.106228	83,978	1.66%	-8.94%	01/25/02

Gartmore GVIT – Investor Destinations Moderately Aggressive Fund – Class II
2006	0.40%	268,984	14.829966	3,989,024	2.25%	14.08%
2005	0.40%	181,156	12.999118	2,354,868	2.19%	6.65%
2004	0.40%	142,944	12.189084	1,742,356	2.01%	11.65%
2003	0.40%	56,878	10.917690	620,976	1.61%	26.14%
2002	0.40%	14,555	8.655338	125,978	1.05%	-13.45%	01/25/02

Gartmore GVIT – Investor Destinations Moderately Conservative Fund – Class II
2006	0.40%	820,496	13.049356	10,706,944	2.84%	7.99%
2005	0.40%	521,412	12.083751	6,300,613	2.78%	4.07%
2004	0.40%	210,474	11.611205	2,443,857	2.38%	6.73%
2003	0.40%	13,568	10.878938	147,605	2.33%	13.24%
2002	0.40%	4,849	9.606563	46,582	1.99%	-3.93%	01/25/02

Gartmore GVIT – J.P. Morgan GVIT Balanced Fund: Class I
2006	0.40%	608	12.170646	7,400	2.25%	11.80%
2005	0.40%	39,454	10.885904	429,492	1.98%	2.13%
2004	0.40%	241,606	10.658428	2,575,140	1.94%	8.06%
2003	0.40%	533,567	9.863609	5,262,896	1.76%	17.94%
2002	0.40%	943,228	8.363123	7,888,332	2.28%	-12.66%

Gartmore GVIT – Mid Cap Growth Fund – Class I
2006	0.40%	94	13.633719	1,282	0.00%	9.47%
2005	0.40%	468	12.454266	5,829	0.00%	9.30%
2004	0.40%	114,718	11.394076	1,307,106	0.00%	14.88%
2003	0.40%	335,334	9.918443	3,325,991	0.00%	39.58%
2002	0.40%	1,062,592	7.106122	7,550,908	0.00%	-37.27%

Gartmore GVIT – Mid Cap Index Fund – Class I
2006	0.40%	660,842	21.263963	14,052,120	1.14%	9.45%
2005	0.40%	746,512	19.427688	14,503,002	1.04%	11.65%
2004	0.40%	1,048,696	17.400194	18,247,514	0.56%	15.27%
2003	0.40%	1,017,996	15.095175	15,366,828	0.50%	34.11%
2002	0.40%	922,042	11.255500	10,378,044	0.45%	-15.64%

Gartmore GVIT – Money Market Fund – Class I
2005	0.40%	1,872	12.182168	22,805	2.61%	2.26%
2004	0.40%	165,086	11.913109	1,966,688	0.80%	0.41%
2003	0.40%	541,898	11.864684	6,429,449	0.63%	0.22%
2002	0.40%	4,829,326	11.838269	57,170,860	1.51%	0.81%

Gartmore GVIT – Money Market Fund – Class V
2006	0.40%	4,048,114	10.763797	43,573,077	4.63%	4.20%
2005	0.40%	5,136,552	10.330316	53,062,205	2.74%	2.34%
2004	0.40%	7,815,054	10.093995	78,885,116	0.91%	0.49%
2003	0.40%	11,999,723	10.045042	120,537,722	0.70%	0.30%
2002	0.40%	15,116,078	10.014669	151,382,518	0.28%	0.15%	10/21/02

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT– 4 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Gartmore GVIT – Nationwide® Fund – Class I
2006	0.40%	31,470	$12.805324	$402,984	1.09%	13.18%
2005	0.40%	28,310	11.314587	320,316	1.00%	7.01%
2004	0.40%	119,314	10.573030	1,261,511	1.30%	9.31%
2003	0.40%	331,958	9.672247	3,210,780	0.59%	27.00%
2002	0.40%	368,763	7.615719	2,808,395	0.95%	-17.68%

Gartmore GVIT – Nationwide® Leaders Fund – Class I
2006	0.40%	54	15.818643	854	0.70%	15.58%
2005	0.40%	212	13.685866	2,901	1.29%	9.87%
2004	0.40%	996	12.456136	12,406	0.48%	18.32%
2003	0.40%	2,091	10.527571	22,013	0.15%	24.88%

Gartmore GVIT – Small Cap Growth Fund – Class I
2006	0.40%	106,988	16.842189	1,801,912	0.00%	2.80%
2005	0.40%	123,110	16.384018	2,017,036	0.00%	7.66%
2004	0.40%	302,750	15.218321	4,607,347	0.00%	12.96%
2003	0.40%	315,046	13.471955	4,244,286	0.00%	33.73%
2002	0.40%	312,346	10.074004	3,146,575	0.00%	-33.55%

Gartmore GVIT – Small Cap Value Fund – Class I
2006	0.40%	104,786	24.553275	2,572,839	0.43%	16.83%
2005	0.40%	395,632	21.016857	8,314,941	0.07%	2.66%
2004	0.40%	1,039,852	20.471824	21,287,667	0.00%	16.83%
2003	0.40%	1,315,269	17.522719	23,047,089	0.00%	56.23%
2002	0.40%	1,401,972	11.216089	15,724,643	0.01%	-27.45%

Gartmore GVIT – Small Company Fund – Class I
2006	0.40%	428,830	22.410227	9,610,178	0.10%	11.59%
2005	0.40%	832,540	20.082219	16,719,251	0.00%	11.87%
2004	0.40%	1,815,822	17.951460	32,596,656	0.00%	18.55%
2003	0.40%	2,515,752	15.142892	38,095,761	0.00%	40.45%
2002	0.40%	2,331,936	10.781666	25,142,155	0.00%	-17.66%

Gartmore GVIT – Turner GVIT Growth Focus Fund – Class I
2003	0.40%	48,390	3.293722	159,383	0.00%	50.36%
2002	0.40%	6,098	2.190553	13,358	0.00%	-43.09%

Gartmore GVIT – U.S. Growth Leaders Fund – Class I
2006	0.40%	118	15.415524	1,819	0.27%	-0.69%
2005	0.40%	816	15.521877	12,666	0.00%	11.52%
2004	0.40%	3,866	13.918876	53,810	0.00%	11.96%
2003	0.40%	28,684	12.431976	356,599	0.00%	51.53%

Gartmore GVIT – Van Kampen GGVIT Comstock Value Fund: Class I
2006	0.40%	2	13.317925	27	1.73%	15.44%
2005	0.40%	262	11.536276	3,023	1.61%	3.83%
2004	0.40%	28,772	11.110531	319,672	1.39%	17.03%
2003	0.40%	50,453	9.493770	478,989	1.34%	30.91%
2002	0.40%	254,670	7.252185	1,846,914	1.34%	-25.44%

Gartmore GVIT – Van Kampen GVIT Multi-Sector Bond Fund – Class I
2006	0.40%	34,566	14.839152	512,930	4.07%	4.42%
2005	0.40%	89,110	14.210938	1,266,337	3.99%	1.77%
2004	0.40%	307,698	13.963330	4,296,489	4.55%	6.11%
2003	0.40%	469,752	13.159481	6,181,693	5.42%	11.67%
2002	0.40%	775,887	11.784392	9,143,357	4.49%	6.78%

Gartmore GVIT – Worldwide Leaders Fund – Class I
2006	0.40%	24	15.509710	372	0.85%	25.38%
2005	0.40%	78	12.370181	965	1.11%	18.86%
2004	0.40%	1,704	10.407118	17,734	0.00%	15.20%
2003	0.40%	30,673	9.033664	277,090	0.00%	35.52%
2002	0.40%	82,915	6.666122	552,722	2.00%	-25.69%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT– 4 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Goldman Sachs Variable Insurance Trust – Goldman Sachs VIT Mid Cap Value Fund
2006	0.40%	1,066,122	$20.590810	$21,952,316	0.98%	15.70%
2005	0.40%	1,114,814	17.796530	19,839,821	0.60%	12.38%
2004	0.40%	1,046,542	15.836525	16,573,589	0.74%	25.38%
2003	0.40%	599,528	12.630569	7,572,380	1.72%	27.88%
2002	0.40%	7,368	9.877029	72,774	0.27%	-1.23%	09/03/02

Janus Aspen Series – Balanced Portfolio – Service Shares
2006	0.40%	165,700	14.456527	2,395,447	1.99%	9.98%
2005	0.40%	208,740	13.145265	2,743,943	2.04%	7.23%
2004	0.40%	285,628	12.258707	3,501,430	2.45%	7.86%
2003	0.40%	360,530	11.365300	4,097,532	2.34%	13.27%
2002	0.40%	977	10.033996	9,803	2.14%	0.34%	09/03/02

Janus Aspen Series – Forty Portfolio – Service Shares
2006	0.40%	228,352	9.171618	2,094,357	0.14%	8.68%
2005	0.40%	217,772	8.438947	1,837,766	0.01%	12.11%
2004	0.40%	878,196	7.527514	6,610,633	0.02%	17.50%
2003	0.40%	1,755,706	6.406568	11,248,050	0.25%	19.75%
2002	0.40%	1,902,427	5.349794	10,177,593	0.32%	-16.26%

Janus Aspen Series – Global Technology Portfolio – Service Shares
2006	0.40%	52	4.200294	218	0.00%	7.40%
2005	0.40%	8,530	3.910937	33,360	0.00%	11.11%
2004	0.40%	183,526	3.520024	646,016	0.00%	0.16%
2003	0.40%	524,317	3.514240	1,842,576	0.00%	45.89%
2002	0.40%	783,206	2.408830	1,886,610	0.00%	-41.17%

Janus Aspen Series – International Growth Portfolio – Service Shares
2006	0.40%	43,784	14.131910	618,752	1.89%	46.05%
2005	0.40%	156,464	9.676381	1,514,005	1.05%	31.41%
2004	0.40%	1,087,636	7.363272	8,008,560	0.85%	18.21%
2003	0.40%	2,277,464	6.228826	14,185,927	1.02%	34.00%
2002	0.40%	3,375,569	4.648509	15,691,363	0.70%	-26.05%

JPMorgan Insurance Trust – JPMorgan Insurance Trust Diversified Mid Cap Growth Portfolio 1
2006	0.40%	83,526	17.561058	1,466,805	0.00%	10.95%
2005	0.40%	90,134	15.828526	1,426,688	0.00%	10.65%
2004	0.40%	99,214	14.304998	1,419,256	0.00%	12.17%
2003	0.40%	208,667	12.752960	2,661,122	0.00%	26.64%
2002	0.40%	19,940	10.070202	200,800	0.00%	0.70%	09/18/02

JPMorgan Insurance Trust – JPMorgan Insurance Trust Diversified Mid Cap Value Portfolio 1
2006	0.40%	2,838	19.163821	54,387	1.18%	16.26%
2005	0.40%	14,156	16.484146	233,350	0.60%	9.32%
2004	0.40%	35,252	15.079159	531,571	0.58%	14.94%
2003	0.40%	30,988	13.119525	406,548	0.57%	32.22%
2002	0.40%	39,000	9.922131	386,963	0.00%	-0.78%	09/18/02

Lord Abbett Series Mid Cap Value Fund – Class VC
2006	0.40%	7,064	12.586028	88,908	0.89%	11.78%
2005	0.40%	1,690	11.259238	19,028	0.52%	12.59%	05/02/05

Nationwide® GVIT Strategic Value Fund – Class I
2003	0.40%	19,292	9.311693	179,641	0.04%	38.25%
2002	0.40%	30,787	6.735208	207,357	0.03%	-25.66%

Neuberger Berman Advisers Management Trust – Fasciano Portfolio – Class S
2006	0.40%	7,818	14.999423	117,265	0.00%	4.83%
2005	0.40%	20,788	14.307871	297,432	0.00%	2.49%
2004	0.40%	44,406	13.960609	619,935	0.00%	11.43%
2003	0.40%	35,320	12.528578	442,509	0.00%	24.56%
2002	0.40%	3,552	10.057930	35,726	0.00%	0.58%	09/03/02

Neuberger Berman Advisers Management Trust – Guardian Portfolio – I Class Shares
2006	0.40%	74	14.282531	1,057	0.70%	12.93%
2005	0.40%	80,808	12.647762	1,022,040	0.15%	7.96%
2004	0.40%	290,396	11.715274	3,402,069	0.12%	15.35%
2003	0.40%	406,038	10.156098	4,123,762	0.89%	31.24%
2002	0.40%	1,042,854	7.738827	8,070,467	0.75%	-26.74%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT– 4 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Neuberger Berman Advisers Management Trust – Mid Cap Growth Portfolio – I Class Shares
2006	0.40%	97,186	$16.121456	$1,566,780	0.00%	14.24%
2005	0.40%	127,004	14.112212	1,792,307	0.00%	13.29%
2004	0.40%	322,438	12.456893	4,016,576	0.00%	15.84%
2003	0.40%	895,379	10.753194	9,628,184	0.00%	27.56%
2002	0.40%	1,801,971	8.429938	15,190,504	0.00%	-29.62%

Neuberger Berman Advisers Management Trust – Partners Portfolio® – Class I
2006	0.40%	414	15.348160	6,354	0.68%	11.79%
2005	0.40%	211,116	13.728969	2,898,405	0.98%	17.58%
2004	0.40%	244,546	11.676716	2,855,494	0.01%	18.50%
2003	0.40%	271,980	9.853739	2,680,020	0.00%	34.55%
2002	0.40%	341,601	7.323519	2,501,721	0.54%	-24.45%

Neuberger Berman Advisers Management Trust – Regency Portfolio – Class I
2006	0.40%	34,570	10.247505	354,256	0.44%	2.48%	05/01/06

Oppenheimer Variable Account Funds – Oppenheimer Capital Appreciation Fund/VA – Non-Service Shares
2006	0.40%	1,040,592	14.821276	15,422,901	0.38%	7.52%
2005	0.40%	1,425,776	13.784845	19,654,101	0.91%	4.68%
2004	0.40%	4,419,620	13.168552	58,199,996	0.31%	6.51%
2003	0.40%	4,490,131	12.363752	55,514,866	0.38%	30.42%
2002	0.40%	3,582,220	9.479881	33,959,019	0.57%	-27.15%

Oppenheimer Variable Account Funds – Oppenheimer Global Securities Fund/VA – Non-Service Shares
2006	0.40%	898,758	14.676391	13,190,524	1.07%	17.22%
2005	0.40%	810,028	12.520042	10,141,585	1.00%	13.85%
2004	0.40%	1,770,284	10.996730	19,467,335	1.15%	18.69%
2003	0.40%	1,588,406	9.265284	14,717,033	0.73%	42.45%
2002	0.40%	1,442,545	6.504237	9,382,655	0.55%	-22.45%

Oppenheimer Variable Account Funds – Oppenheimer Main Street Fund®/VA – Non-Service Shares
2006	0.40%	3,524	11.856561	41,783	1.10%	14.57%
2005	0.40%	5,684	10.349023	58,824	1.37%	5.55%
2004	0.40%	606,518	9.804476	5,946,591	0.83%	9.02%
2003	0.40%	805,623	8.993106	7,245,053	0.90%	26.21%
2002	0.40%	704,851	7.125335	5,022,300	0.75%	-19.12%

Oppenheimer Variable Account Funds – Oppenheimer Mid Cap Fund/VA – Non-Service Shares
2006	0.40%	986	13.200215	13,015	0.00%	2.55%
2005	0.40%	5,300	12.872483	68,224	0.00%	11.88%
2004	0.40%	916,804	11.505640	10,548,417	0.00%	19.30%
2003	0.40%	1,747,033	9.644393	16,849,073	0.00%	25.09%
2002	0.40%	2,442,509	7.709999	18,831,742	0.63%	-28.08%

PIMCO Variable Insurance Trust – PIMCO VIT All Asset Portfolio – Administrative Shares
2006	0.40%	2,542	12.350260	31,394	4.03%	4.24%
2005	0.40%	58,972	11.847635	698,679	4.94%	5.81%
2004	0.40%	13,676	11.197507	153,137	6.86%	11.98%	05/03/04

PIMCO Variable Insurance Trust – PIMCO VIT Low Duration Portfolio – Administrative Shares
2006	0.40%	995,170	10.967285	10,914,313	4.19%	3.55%
2005	0.40%	1,106,776	10.591594	11,722,522	2.71%	0.60%
2004	0.40%	1,548,394	10.528355	16,302,042	1.29%	1.43%
2003	0.40%	427,929	10.379703	4,441,776	1.22%	1.94%
2002	0.40%	45,027	10.182621	458,493	0.26%	1.83%	09/03/02

PIMCO Variable Insurance Trust – PIMCO VIT Real Return Portfolio – Administrative Shares
2006	0.40%	1,442,470	12.425357	17,923,205	4.26%	0.34%
2005	0.40%	640,224	12.383232	7,928,042	2.85%	1.67%
2004	0.40%	907,634	12.180321	11,055,273	1.03%	8.45%
2003	0.40%	604,652	11.230805	6,790,729	2.35%	8.42%
2002	0.40%	48,671	10.358691	504,168	0.39%	3.59%	08/30/02

PIMCO Variable Insurance Trust – PIMCO VIT Total Return Portfolio – Administrative Shares
2006	0.40%	3,150,134	11.909077	37,515,188	4.42%	3.43%
2005	0.40%	2,531,932	11.513866	29,152,326	3.47%	2.02%
2004	0.40%	3,142,992	11.286156	35,472,298	1.92%	4.46%
2003	0.40%	2,117,582	10.804064	22,878,491	2.71%	4.62%
2002	0.40%	185,190	10.326715	1,912,404	0.98%	3.27%	08/30/02

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT– 4 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Pioneer Variable Contracts Trust – Pioneer High Yield VCT Portfolio – Class I
2006	0.40%	280,054	$16.177661	$4,530,619	5.53%	8.07%
2005	0.40%	252,932	14.969736	3,786,325	5.49%	1.54%
2004	0.40%	473,190	14.742883	6,976,185	5.59%	7.63%
2003	0.40%	105,483	13.697677	1,444,872	5.84%	32.26%
2002	0.40%	211	10.356990	2,185	1.76%	3.57%	09/03/02

Royce Capital Fund – Micro Cap
2006	0.40%	767,354	22.819241	17,510,436	0.17%	20.59%
2005	0.40%	830,676	18.923254	15,719,093	0.60%	11.17%
2004	0.40%	1,033,530	17.022607	17,593,375	0.00%	13.39%
2003	0.40%	548,859	15.012271	8,239,620	0.00%	48.57%
2002	0.40%	43,606	10.104573	440,620	0.00%	1.05%	09/03/02

T. Rowe Price Equity Income Portfolio – II
2006	0.40%	1,391,756	17.574134	24,458,906	1.35%	18.18%
2005	0.40%	1,649,340	14.871262	24,527,767	1.39%	3.28%
2004	0.40%	1,661,986	14.398668	23,930,385	1.46%	14.16%
2003	0.40%	1,166,336	12.612824	14,710,791	1.80%	24.67%
2002	0.40%	16,487	10.116880	166,797	0.77%	1.17%	09/03/02

T. Rowe Price Mid Cap Growth Fund – II
2006	0.40%	256,586	20.007898	5,133,747	0.00%	5.96%
2005	0.40%	453,782	18.882872	8,568,707	0.00%	13.98%
2004	0.40%	754,450	16.566668	12,498,723	0.00%	17.58%
2003	0.40%	513,748	14.089414	7,238,408	0.00%	37.54%
2002	0.40%	11,398	10.243767	116,758	0.00%	2.44%	09/03/02

T. Rowe Price New America Growth Portfolio
2006	0.40%	551,676	12.008095	6,624,578	0.04%	6.90%
2005	0.40%	584,706	11.232593	6,567,765	0.00%	4.06%
2004	0.40%	19,964	10.794628	215,504	0.00%	7.95%	05/03/04

Van Eck Worldwide Insurance Trust – Worldwide Emerging Markets Fund – Initial Class
2005	0.40%	596	17.488050	10,423	0.71%	31.47%
2004	0.40%	53,740	13.301843	714,841	0.53%	25.39%
2003	0.40%	69,877	10.608507	741,291	0.11%	53.57%
2002	0.40%	170,526	6.907806	1,177,961	0.21%	-3.29%

Van Eck Worldwide Insurance Trust – Worldwide Hard Assets Fund – Initial Class
2005	0.40%	52	21.290146	1,107	0.31%	51.07%
2004	0.40%	153,946	14.093195	2,169,591	0.31%	23.73%
2003	0.40%	111,979	11.413041	1,278,021	0.41%	44.50%
2002	0.40%	38,434	7.898317	303,564	0.75%	-3.22%

Van Kampen – The Universal Institutional Funds, Inc. – Emerging Markets Debt Portfolio – Class I
2006	0.40%	81,282	19.875581	1,615,527	10.28%	10.37%
2005	0.40%	83,166	18.008789	1,497,719	7.14%	11.80%
2004	0.40%	122,976	16.107486	1,980,834	7.52%	9.62%
2003	0.40%	200,179	14.693571	2,941,344	0.00%	27.35%
2002	0.40%	159,659	11.537562	1,842,076	8.74%	8.79%

Van Kampen – The Universal Institutional Funds, Inc. – Mid Cap Growth Portfolio – Class I
2006	0.40%	44,880	9.118070	409,219	0.00%	8.84%
2005	0.40%	49,068	8.377513	411,068	0.00%	17.10%
2004	0.40%	30,098	7.154160	215,326	0.00%	21.11%
2003	0.40%	142,586	5.907110	842,271	0.00%	41.20%
2002	0.40%	265,456	4.183540	1,110,546	0.00%	-31.43%

Van Kampen – The Universal Institutional Funds, Inc. – U.S. Real Estate Portfolio – Class I
2006	0.40%	290,660	35.340571	10,272,090	1.07%	37.50%
2005	0.40%	377,610	25.703042	9,705,726	1.19%	16.59%
2004	0.40%	716,826	22.046498	15,803,503	1.61%	35.85%
2003	0.40%	698,195	16.228488	11,330,649	0.00%	36.96%
2002	0.40%	636,267	11.848822	7,539,014	4.01%	-1.18%

W&R Target Funds, Inc. – Growth Portfolio
2006	0.40%	1,882	12.243877	23,043	0.00%	4.62%

W&R Target Funds, Inc. – Real Estate Securities Portfolio
2006	0.40%	2,546	14.870055	37,859	1.58%	29.57%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT– 4 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Wells Fargo Advantage Variable Trust FundsSM – Wells Fargo Advantage VT Opportunity FundSM
2006	0.40%	126	$13.289662	$1,674	0.00%	11.77%
2005	0.40%	110,270	11.889981	1,311,108	0.00%	7.45%
2004	0.40%	898,190	11.065086	9,938,550	0.00%	17.75%
2003	0.40%	1,423,338	9.397220	13,375,420	0.08%	36.46%
2002	0.40%	1,740,569	6.886442	11,986,327	0.50%	-27.11%

Contract Owners’ Equity Total By Year

2006				$4,464,442,368

2005				$3,947,899,004

2004				$3,677,896,359

2003				$3,032,894,218

2002				$2,276,440,710

*	This represents the annual contract expense rate of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owner accounts through the redemption of units.

**	This represents the dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by average net assets. The ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions to the contractholder accounts either through reductions in unit values or redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

***	This represents the total return for the period indicated, including changes in the value of the underlying mutual fund, which reflects the reduction of unit value for expenses assessed. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the Account. The total return is calculated for the period indicated or from the effective date through the end of the period.

Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life Insurance Company and

    Contract Owners of Nationwide VLI Separate Account-4:

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of Nationwide VLI Separate Account-4 (comprised of the sub-accounts listed in note 1(b) (collectively, “the Accounts”)) as of December 31, 2006, and the related statements of operations and changes in contract owners’ equity, and the financial highlights for each of the periods indicated herein. These financial statements and financial highlights are the responsibility of the Accounts’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2006, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Accounts as of December 31, 2006, and the results of their operations, changes in contract owners’ equity, and financial highlights for each of the periods indicated herein, in conformity with U.S. generally accepted accounting principles.

/s/ KPMG LLP

Columbus, Ohio

March 9, 2007

NATIONWIDE LIFE INSURANCE COMPANY	PRSRT STD
HOME OFFICE: ONE NATIONWIDE PLAZA • COLUMBUS, OHIO 43215-2220	U.S. POSTAGE
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